UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09475

Nuveen AMT-Free Municipal Credit Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1.	Reports to Stockholders.

Closed-End Funds	April 30, 2025

Nuveen Municipal

Closed-End Funds

This semi-annual report contains the Funds’ unaudited financial statements.

Nuveen AMT-Free Municipal Credit Income Fund	NVG

Nuveen Municipal Credit Income Fund	NZF

Nuveen Municipal High Income Opportunity Fund	NMZ

Nuveen Municipal Credit Opportunities Fund	NMCO

Nuveen Dynamic Municipal Opportunities Fund	NDMO

Semi-Annual Report

Table

of Contents

2

Important Notices

Portfolio manager commentaries: The Funds include portfolio manager commentary in their annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.

Fund changes: For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to Financial Statements section of this report.

Fund principal investment policies and principal risks: Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.

Fund performance: For current information on your Fund’s average annual total returns please refer to the Fund’s website at www. nuveen.com. For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

3

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions are current as of April 30, 2025. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investments value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date)	NVG	NZF	NMZ	NMCO	NDMO
November	$0.0790	$0.0795	$0.0655	$0.0685	$0.0620
December	0.0790	0.0795	0.0655	0.0685	0.0620
January	0.0790	0.0795	0.0655	0.0685	0.0620
February	0.0790	0.0795	0.0655	0.0685	0.0620
March	0.0790	0.0795	0.0655	0.0685	0.0620
April	0.0790	0.0795	0.0655	0.0685	0.0620
Total Distributions from Net Investment Income	$0.4740	$0.4770	$0.3930	$0.4110	$0.3720

Yields	NVG	NZF	NMZ	NMCO	NDMO
Market Yield	7.95%	8.01%	7.46%	8.01%	7.51%
Taxable-Equivalent Yield	13.43%	13.53%	12.61%	13.53%	12.68%

[1]

Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at that the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE EQUITY SHELF PROGRAMS

During the current reporting period, NVG, NMZ, NMCO and NDMO were authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, NVG, NMZ, NMCO and NDMO, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.

	NVG	NMZ	NMCO	NDMO
Maximum aggregate offering	Unlimited	Unlimited	$70,100,000	$363,900,000

During the current reporting period, NMZ sold common shares through its Shelf Offering at a weighted average premium to its NAV per common share in the accompanying table.

NMZ
Common shares sold through shelf offering	2,397,700
Weighted average premium to NAV per common share sold	1.25%

Refer to Notes to Financial Statements, for further details on Shelf Offerings and each Fund’s transactions.

4

COMMON SHARE REPURCHASES

The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of April 30, 2025, (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.

	NVG	NZF	NMZ	NMCO	NDMO
Common shares repurchased and retired	202,500	67,500	0	0	0
Common shares authorized for repurchase	21,350,000	19,370,000	11,320,000	5,480,000	5,955,000

5

About the Funds’ Benchmarks

S&P Municipal Bond High Yield Index: An index designed to measure the performance of tax-exempt high yield municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Municipal Bond Index: An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Municipal Bond Investment Grade Index: An index designed to measure the performance of tax-exempt investment grade municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Municipal Yield Index: An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

6

Fund Performance, Leverage and Holdings Summaries

The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.

Fund Performance

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.

Impact of Leverage

One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.

However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.

Leverage Ratios

Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.

Holding Summaries

The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.

For financial reporting purposes, the ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

7

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Fund Performance, Leverage and Holdings Summaries April 30, 2025

Performance*

		Total Returns as of April 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NVG at Common Share NAV	3/25/02	(3.55)%	1.22%	1.35%	2.83%
NVG at Common Share Price	3/25/02	(3.22)%	11.05%	2.50%	3.83%
S&P Municipal Bond Index	—	(0.45)%	2.28%	1.39%	2.20%
NVG Blended Benchmark	—	(0.60)%	2.96%	2.40%	2.90%

*     For purposes of Fund performance, relative results are measured against the NVG Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 60% S&P Municipal Bond Investment Grade Index and 2) 40% S&P Municipal Bond High Yield Index. The Fund’s performance was measured against the S&P Municipal Bond Index through April 10, 2016.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$12.69	$11.92	(6.07)%	(6.38)%

8

Leverage and Holdings

Leverage
Effective Leverage	41.78%
Regulatory Leverage	39.30%

Fund Allocation (% of net assets)
Municipal Bonds	165.9%
Variable Rate Senior Loan Interests	0.0%
Short-Term Municipal Bonds	2.8%
Other Assets & Liabilities, Net	2.7%
Floating Rate Obligations	(6.7)%
MFP Shares, Net	(19.1)%
VRDP Shares, Net	(45.6)%
Net Assets	100%

Portfolio Credit Quality (% of total investments)
AAA	9.1%
AA	24.0%
A	23.3%
BBB	13.7%
BB or Lower	10.5%
N/R (not rated)	19.4%
Total	100%

Portfolio Composition (% of total investments)
Tax Obligation/Limited	17.1%
Tax Obligation/General	13.6%
Health Care	13.2%
Housing/Single Family	10.6%
Utilities	10.2%
Education and Civic Organizations	9.7%
Transportation	8.4%
Other	17.2%
Variable Rate Senior Loan Interests	0.0%
Total	100%

States and Territories[1] (% of total municipal bonds)
Illinois	12.2%
Texas	7.6%
California	7.5%
New York	7.4%
Colorado	6.1%
Ohio	4.5%
Puerto Rico	4.0%
Wisconsin	3.7%
Pennsylvania	2.9%
New Jersey	2.8%
Florida	2.6%
Connecticut	2.4%
District of Columbia	2.4%
Georgia	2.1%
South Carolina	1.8%
Massachusetts	1.8%
Kentucky	1.7%
North Dakota	1.5%
Alabama	1.5%
Rhode Island	1.4%
Maryland	1.4%
Arizona	1.4%
Indiana	1.4%
Idaho	1.3%
Missouri	1.2%
Other	15.4%
Total	100%

1 See the Portfolio of Investments for the remaining states comprising “Other” and not listed in the table above.

9

NZF	Nuveen Municipal Credit Income Fund Fund Performance, Leverage and Holdings Summaries April 30, 2025

Performance*

		Total Returns as of April 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NZF at Common Share NAV	9/25/01	(3.32)%	(0.30)%	1.90%	2.90%
NZF at Common Share Price	9/25/01	(2.49)%	9.73%	3.55%	3.93%
S&P Municipal Bond Index	—	(0.45)%	2.28%	1.39%	2.20%
NZF Blended Benchmark	—	(0.60)%	2.96%	2.40%	2.90%

*    For purposes of Fund performance, relative results are measured against the NZF Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 60% S&P Municipal Bond Investment Grade Index and 2) 40% S&P Municipal Bond High Yield Index. The Fund’s performance was measured against the S&P Municipal Bond Index through April 10, 2016.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$12.60	$11.91	(5.48)%	(6.39)%

10

Leverage and Holdings

Leverage
Effective Leverage	40.96%
Regulatory Leverage	35.07%

Fund Allocation (% of net assets)
Municipal Bonds	164.7%
Variable Rate Senior Loan Interests	0.0%
Other Assets & Liabilities, Net	4.0%
Floating Rate Obligations	(14.9)%
MFP Shares, Net	(26.2)%
VRDP Shares, Net	(27.6)%
Net Assets	100%

Portfolio Credit Quality (% of total investments)
AAA	1.8%
AA	15.9%
A	33.1%
BBB	23.0%
BB or Lower	12.8%
N/R (not rated)	13.4%
Total	100%

Portfolio Composition (% of total investments)
Health Care	24.4%
Transportation	22.2%
Tax Obligation/Limited	19.0%
Tax Obligation/General	9.6%
Utilities	9.0%
Industrials	3.3%
Other	12.5%
Variable Rate Senior Loan
Interests	0.0%
Total	100%

States and Territories[1] (% of total municipal bonds)
New York	13.3%
Illinois	13.0%
California	12.1%
Texas	6.8%
Pennsylvania	5.7%
Ohio	5.4%
Colorado	4.8%
Florida	4.4%
Puerto Rico	4.4%
New Jersey	4.4%
South Carolina	2.9%
Virginia	2.2%
Alabama	1.9%
Washington	1.9%
Oklahoma	1.7%
North Dakota	1.4%
Minnesota	1.2%
Missouri	1.2%
Georgia	1.2%
Michigan	1.1%
Other	9.0%
Total	100%

1	See the Portfolio of Investments for the remaining states comprising “Other” and not listed in the table above.

11

NMZ	Nuveen Municipal High Income Opportunity Fund Fund Performance, Leverage and Holdings Summaries April 30, 2025

Performance*

		Total Returns as of April 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NMZ at Common Share NAV	11/19/03	(2.96)%	1.91%	2.78%	3.09%
NMZ at Common Share Price	11/19/03	(2.13)%	9.71%	3.26%	3.23%
S&P Municipal Yield Index	—	(1.12)%	3.60%	3.82%	3.86%

*     For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$10.47	$10.53	0.57%	0.03%

12

Leverage and Holdings

Leverage
Effective Leverage	40.78%
Regulatory Leverage	23.01%

Fund Allocation (% of net assets)
Municipal Bonds	161.3%
Exchange-Traded Funds	1.4%
Variable Rate Senior Loan Interests	0.0%
Common Stocks	0.0%
Other Assets & Liabilities, Net	5.2%
Floating Rate Obligations	(38.0)%
AMTP Shares, Net	(29.9)%
Net Assets	100%

Portfolio Credit Quality (% of total investments)
AAA	1.5%
AA	10.5%
A	18.1%
BBB	12.6%
BB or Lower	7.9%
N/R (not rated)	49.4%
Total	100%

Portfolio Composition (% of total investments)
Tax Obligation/Limited	32.1%
Transportation	19.4%
Education and Civic Organizations	10.6%
Health Care	10.4%
Tax Obligation/General	5.3%
Housing/Multifamily	5.2%
Other	17.0%
Variable Rate Senior Loan Interests	0.0%
Common Stocks	0.0%
Total	100%

States and Territories[1] (% of total municipal bonds)
Florida	12.0%
Colorado	10.0%
Illinois	9.7%
New York	8.6%
California	8.4%
Puerto Rico	6.0%
Wisconsin	5.5%
Texas	4.5%
Missouri	2.8%
Ohio	2.6%
New Jersey	2.5%
Arizona	2.1%
Virginia	2.1%
Michigan	2.0%
Alabama	2.0%
Kentucky	1.9%
Pennsylvania	1.6%
Iowa	1.3%
South Carolina	1.2%
Oklahoma	1.1%
Other	12.1%
Total	100%

1	See the Portfolio of Investments for the remaining states comprising “Other” and not listed in the table above.

13

NMCO	Nuveen Municipal Credit Opportunities Fund Fund Performance, Leverage and Holdings Summaries April 30, 2025

Performance*

		Total Returns as of April 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception
NMCO at Common Share NAV	9/16/19	(2.95)%	2.09%	5.04%	(0.15)%
NMCO at Common Share Price	9/16/19	(4.01)%	8.82%	4.44%	(1.06)%
S&P Municipal Yield Index	—	(1.12)%	3.60%	3.82%	2.20%

*    For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$10.98	$10.26	(6.56)%	(6.70)%

14

Leverage and Holdings

Leverage
Effective Leverage	42.07%
Regulatory Leverage	40.17%

Fund Allocation (% of net assets)
Municipal Bonds	164.4%
Variable Rate Senior Loan Interests	0.0%
Other Assets & Liabilities, Net	8.1%
Floating Rate Obligations	(5.5)%
MFP Shares, Net	(67.0)%
Net Assets	100%

Portfolio Credit Quality (% of total investments)
AAA	0.4%
AA	3.1%
A	7.5%
BBB	12.0%
BB or Lower	15.3%
N/R (not rated)	61.7%
Total	100%

Portfolio Composition (% of total investments)
Tax Obligation/Limited	28.5%
Education and Civic Organizations	14.8%
Transportation	14.2%
Long-Term Care	7.8%
Industrials	7.6%
Consumer Staples	7.0%
Health Care	5.8%
Utilities	5.1%
Other	9.2%
Variable Rate Senior Loan Interests	0.0%
Total	100%

States and Territories[1] (% of total municipal bonds)
Colorado	11.5%
Florida	10.0%
New York	9.6%
Wisconsin	9.4%
California	5.9%
Illinois	5.9%
Puerto Rico	5.5%
Ohio	4.9%
Alabama	3.6%
Georgia	3.6%
Texas	3.2%
District of Columbia	2.5%
Pennsylvania	2.2%
Utah	2.0%
New Jersey	1.7%
Louisiana	1.7%
Arkansas	1.6%
Arizona	1.5%
Virginia	1.5%
Virgin Islands	1.4%
Other	10.8%
Total	100%

1	See the Portfolio of Investments for the remaining states comprising “Other” and not listed in the table above.

15

NDMO	Nuveen Dynamic Municipal Opportunities Fund Fund Performance, Leverage and Holdings Summaries April 30, 2025

Performance*

		Total Returns as of April 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception
NDMO at Common Share NAV	8/26/20	(2.14)%	3.02%	(1.04)%
NDMO at Common Share Price	8/26/20	(4.18)%	(0.49)%	(2.02)%
S&P Municipal Yield Index	—	(1.12)%	3.60%	1.93%
S&P Municipal Bond Index	—	(0.45)%	2.28%	0.41%

*    For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$10.49	$9.91	(5.53)%	(5.45)%

16

Leverage and Holdings

Leverage
Effective Leverage	30.43%
Regulatory Leverage	27.75%

Fund Allocation (% of net assets)
Municipal Bonds	144.8%
Corporate Bonds	1.6%
Variable Rate Senior Loan Interests	0.0%
Short-Term Municipal Bonds	2.2%
Other Assets & Liabilities, Net	(4.9)%
Floating Rate Obligations	(5.3)%
MFP Shares, Net	(38.4)%
Net Assets	100%

Portfolio Credit Quality (% of total investments)
AAA	0.9%
AA	16.9%
A	19.3%
BBB	12.2%
BB or Lower	10.0%
N/R (not rated)	40.7%
Total	100%

Portfolio Composition (% of total investments)
Tax Obligation/Limited	25.8%
Transportation	13.7%
Education and Civic Organizations	12.7%
Utilities	11.9%
Tax Obligation/General	10.7%
Health Care	8.2%
Industrials	6.0%
Other	9.9%
Corporate Bonds	1.1%
Variable Rate Senior Loan Interests	0.0%
Total	100%

States and Territories[1] (% of total municipal bonds)
Colorado	13.4%
California	11.9%
New York	11.4%
Florida	7.4%
Texas	5.6%
Alabama	5.0%
Puerto Rico	4.6%
Illinois	4.1%
Wisconsin	4.0%
Pennsylvania	3.8%
Arizona	3.7%
Michigan	2.2%
Indiana	2.2%
Tennessee	1.6%
Washington	1.5%
Ohio	1.3%
New Hampshire	1.2%
Arkansas	1.1%
National	1.1%
Georgia	1.1%
Other	11.8%
Total	100%

1	See the Portfolio of Investments for the remaining states comprising “Other” and not listed in the table above.

17

Portfolio of Investments April 30, 2025

NVG

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 165.9% (98.3% of Total Investments)
		MUNICIPAL BONDS - 165.9% (98.3% of Total Investments)
		ALABAMA - 2.6% (1.5% of Total Investments)
$1,890,000		Alabama Housing Finance Authority, Collateralized Single Family Mortgage Revenue Bonds, Series 2024B	4.700%	10/01/49	$1,873,004
1,460,000		Alabama Housing Finance Authority, Collateralized Single Family Mortgage Revenue Bonds, Series 2024B	4.800	10/01/54	1,452,825
1,500,000		Alabama Housing Finance Authority, Collateralized Single Family Mortgage Revenue Bonds, Series 2024C	4.625	10/01/49	1,478,001
2,000,000		Alabama Housing Finance Authority, Collateralized Single Family Mortgage Revenue Bonds, Series 2024D	4.500	10/01/49	1,954,522
2,000,000		Alabama Housing Finance Authority, Collateralized Single Family Mortgage Revenue Bonds, Series 2024D	4.550	10/01/54	1,940,885
3,645,000	(a)	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A	6.000	09/01/45	3,567,888
850,000		Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A	4.000	07/01/43	777,606
7,500,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Prepay Morgan Stanley Series 2022C-1, (Mandatory Put 6/01/29)	5.250	02/01/53	7,842,634
2,160,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.500	10/01/53	2,212,274
30,730,000		Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A	5.000	09/01/46	32,181,664
7,745,000		Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015	5.875	04/15/45	5,426,636
2,000,000		Southeast Energy Authority, Alabama, A Cooperative District Energy Supply Revenue Bonds Series 2024A	5.000	11/01/35	2,060,585
1,000,000		The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A	5.250	08/01/30	1,006,646
1,300,000		The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A	5.500	08/01/35	1,308,660
4,220,000	(a)	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A	5.250	05/01/44	4,121,192

		TOTAL ALABAMA			69,205,022

		ALASKA - 0.5% (0.3% of Total Investments)
2,000,000		Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2024A-II	4.700	12/01/49	1,983,007
1,780,000		Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1	4.000	06/01/39	1,682,509
2,490,000		Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1	4.000	06/01/41	2,302,707
8,100,000		Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1	4.000	06/01/50	6,846,629
665,000		Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2021B-1 Class 2	4.000	06/01/50	633,190
9,055,000		Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2021B-2 Class 2	0.000	06/01/66	1,148,350

		TOTAL ALASKA			14,596,392

		ARIZONA - 2.3% (1.4% of Total Investments)
2,180,000		Arizona Board of Regents, Arizona State University System Revenue Bonds, Green Series 2024A	5.000	07/01/50	2,246,136
1,475,000	(a)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D	5.000	07/01/47	1,410,906
6,290,000	(a)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019	5.000	07/01/54	5,734,533
3,260,000	(a),(b)	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A	6.375	06/01/39	2,282,000

18	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARIZONA (continued)
$1,610,000		Arizona Industrial Development Authority, Single Family Mortgage Revenue Bonds, Series 2024A	4.700%	10/01/51	$1,612,393
1,000,000		Arizona Industrial Development Authority, Single Family Mortgage Revenue Bonds, Series 2024C	4.650	10/01/49	987,276
1,970,000	(c)	Arizona Industrial Development Authority, Single Family Mortgage Revenue Bonds, Series 2025A	5.100	10/01/50	1,998,652
1,000,000	(c)	Arizona Industrial Development Authority, Single Family Mortgage Revenue Bonds, Series 2025A	5.150	10/01/53	1,011,640
3,142,196	(a),(b)	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A	7.000	07/01/41	2,199,537
865,000		Maricopa County and Phoenix City Industrial Development Authority, Arizona, Single Family Mortgage Revenue Bonds, Series 2024C	4.750	09/01/49	863,126
1,350,000	(a)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A	4.000	07/01/56	1,045,100
1,730,000	(a)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B	5.000	07/01/49	1,633,299
1,975,000	(a)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B	5.000	07/01/54	1,827,642
800,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016	5.000	07/01/47	740,161
750,000	(c)	Mesa, Arizona, Utility System Revenue Bonds, Series 2025	4.500	07/01/49	731,904
6,000,000		Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC Insured	5.500	07/01/37	6,990,406
8,755,000		Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC Insured	5.500	07/01/39	10,203,699
620,000	(a)	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A	5.000	07/01/35	620,229
1,025,000	(a)	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A	5.000	07/01/46	983,075
1,130,000	(b)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016	5.250	07/01/36	791,000
1,850,000	(b)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016	5.375	07/01/46	1,295,000
2,135,000	(b)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016	5.500	07/01/51	1,494,500
2,920,000	(a),(b)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019	5.875	07/01/51	2,044,000
3,050,000	(a)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017	6.750	02/01/50	3,097,246
6,120,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/32	6,437,602
2,365,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/37	2,460,602

		TOTAL ARIZONA			62,741,664

See Notes to Financial Statements	19

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARKANSAS - 0.6% (0.4% of Total Investments)
$2,750,000	(a)	Arkansas Development Finance Authority, Charter School Revenue Bonds, Academy of Math and Science - Little Rock Project Series 2024A	7.000%	07/01/59	$2,513,255
1,000,000		Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2024A	4.600	07/01/49	980,280
2,635,000		Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, Series 2006 - AMBAC Insured	0.000	07/01/36	1,577,203
20,480,000		Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, Series 2006 - AMBAC Insured	0.000	07/01/46	6,940,463
2,695,000		Springdale, Arkansas, Sales and Use Tax Revenue Bonds, Refunding & Improvement Series 2023B - BAM Insured	4.125	08/01/50	2,432,184
900,000		Springdale, Arkansas, Water and Sewer Revenue Bonds, Series 2025	4.125	09/01/45	857,222
1,000,000		Springdale, Arkansas, Water and Sewer Revenue Bonds, Series 2025	4.125	09/01/46	941,504

		TOTAL ARKANSAS			16,242,111

		CALIFORNIA - 12.5% (7.4% of Total Investments)
6,135,000		Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds, Capital Appreciation Series 2009B - AGC Insured	0.000	08/01/30	5,117,123
5,795,000		Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C - AGM Insured	0.000	09/01/35	3,873,689
6,820,000	(d)	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C - AGM Insured, (ETM)	0.000	09/01/35	4,759,119
4,100,000		Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A	5.000	03/01/41	3,868,102
3,875,000		Bakersfield City School District, Kern County, California, General Obligation Bonds, Election 2016 Series 2022C - BAM Insured	2.500	11/01/46	2,623,463
5,500,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024B, (Mandatory Put 12/01/32)	5.000	01/01/55	5,675,828
5,000,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024D, (Mandatory Put 9/01/32)	5.000	02/01/55	5,260,516
2,215,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024H, (Mandatory Put 8/01/33)	5.000	01/01/56	2,371,270
2,325,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1	3.000	08/01/56	1,600,019
2,000,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1	3.000	02/01/57	1,329,442
190,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1	5.000	06/01/49	187,115
50,460,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2	0.000	06/01/55	9,579,912
1,500,000		California County Tobacco Securitization Agency, Tobacco Settlement Bonds, Gold Country Settlement Funding Corporation, Senior Series 2020A	4.000	06/01/49	1,316,087
5,000,000	(e)	California Educational Facilities Authority, Revenue Bonds, Stanford University Series 2019V-1	5.000	05/01/49	5,397,693
12,940,000	(e)	California Educational Facilities Authority, Revenue Bonds, Stanford University Series 2019V-1, (UB)	5.000	05/01/49	13,969,229
10,000,000		California Educational Facilities Authority, Revenue Bonds, Stanford University Series 2021V-2	5.000	04/01/51	10,766,092
13,650,000		California Educational Facilities Authority, Revenue Bonds, University of Southern California, Series 2025A	5.000	10/01/55	14,331,256

20	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$8,300,000	(e)	California Educational Facilities Authority, Revenue Bonds, Stanford University, Refunding Series 2014U-6, (UB)	5.000%	05/01/45	$9,079,168
1,000,000		California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A	5.000	08/15/54	1,000,002
3,065,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A	5.000	07/01/31	3,078,136
1,000,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A	5.000	07/01/36	1,001,245
555,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A	5.000	07/01/41	534,814
195,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A	5.000	07/01/46	183,719
260,000		California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A	5.000	06/01/36	261,175
435,000		California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A	5.000	06/01/46	425,658
3,000,000	(a)	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A	6.000	10/01/50	2,959,334
5,425,000	(a)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019	5.000	11/21/45	5,443,524
2,050,000		California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017	5.000	10/15/47	1,969,166
735,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016	5.000	06/01/46	441,000
715,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A	5.000	06/01/36	711,089
570,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A	5.125	06/01/47	537,679
80,000		California State, General Obligation Bonds, Series 2002 - NPFG Insured	5.000	10/01/32	80,082
5,000		California State, General Obligation Bonds, Series 2004 - AMBAC Insured	5.000	04/01/31	5,006
5,860,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.500	12/01/54	5,794,761
58,130,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56	58,063,226
7,130,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.500	12/01/58	7,178,338
3,356	(b),(f)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/30	3,356
9,685	(b),(f)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/35	9,686
3,380,000		Central Valley Energy Authority, California, Commodity Supply Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)	5.000	12/01/55	3,572,182
5,000,000	(d)	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A - FGIC Insured, (ETM)	0.000	08/01/25	4,956,194
5,330,000	(a)	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Senior Lien Series 2021A-1	3.000	08/01/56	3,529,816
4,000,000	(a)	CMFA Special Finance Agency, California, Essential Housing Revenue Bonds, Latitude 33, Senior Series 2021A-1	3.000	12/01/56	2,620,507
3,410,000		Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2005 Series 2010C - AGM Insured	0.000	08/01/33	2,528,770
14,375,000		Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C - AGM Insured	0.000	08/01/39	7,425,692

See Notes to Financial Statements	21

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$2,000,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1	3.600%	05/01/47	$1,603,228
5,000,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2	3.250	05/01/57	3,333,198
5,000,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-2	4.000	06/01/58	3,852,003
4,720,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1	3.400	10/01/46	3,618,779
15,985,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1	3.125	07/01/56	10,341,560
5,000,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2	3.000	12/01/56	3,304,166
2,475,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A	3.250	10/01/58	1,633,933
12,500,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-2	4.000	12/01/58	8,881,280
5,000,000		Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election of 2024 Series 2025	4.000	08/01/50	4,674,945
2,615,000		El Rancho Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2010 Series 2011A - AGM Insured	6.900	08/01/31	2,911,580
3,600,000		El Rancho Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2010 Series 2011A - AGM Insured	7.050	08/01/34	4,001,106
3,960,000		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A - AGM Insured	0.000	01/15/34	2,887,421
5,000,000		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A - AGM Insured	0.000	01/15/35	3,487,327
910,000		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A	6.850	01/15/42	1,039,871
4,595,000		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1	3.500	01/15/53	3,591,697
7,860,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2	0.000	06/01/66	845,894
1,825,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2022A-1	5.000	06/01/51	1,828,046
5,795,000		Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006 - AGM Insured	0.000	11/01/25	5,696,557
1,050,000		Lincoln Public Financing Authority, Placer County, California, Twelve Bridges Limited Obligation Revenue Bonds, Refunding Series 2011A - AGM Insured	4.375	09/02/25	1,050,933
7,575,000	(g)	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A	0.000	08/01/43	7,300,693
3,310,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B	6.500	11/01/39	3,933,888
530,000	(d)	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, 2008 Election Series 2009A - AGC Insured, (ETM)	0.000	08/01/26	510,187

22	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$270,000	(d)	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, 2008 Election Series 2009A - AGC Insured, (ETM)	0.000%	08/01/26	$259,907
605,000	(d)	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, 2008 Election Series 2009A - AGC Insured, (ETM)	0.000	08/01/26	582,384
540,000	(d)	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, 2008 Election Series 2009A - AGC Insured, (ETM)	0.000	08/01/26	519,813
3,960,000		Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, 2008 Election Series 2009A - AGC Insured	0.000	08/01/26	3,801,291
225,000	(d)	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, 2008 Election Series 2009A - AGC Insured, (ETM)	0.000	08/01/28	203,265
110,000	(d)	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, 2008 Election Series 2009A - AGC Insured, (ETM)	0.000	08/01/28	99,374
170,000	(d)	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, 2008 Election Series 2009A - AGC Insured, (ETM)	0.000	08/01/28	153,578
1,715,000		Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, 2008 Election Series 2009A - AGC Insured	0.000	08/01/28	1,539,375
3,905,000		Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A	4.250	08/15/38	3,879,363
2,560,000		Palo Alto, California, Certificates of Participation, Public Safety Building, Series 2021	2.000	11/01/42	1,703,141
1,940,000		Palo Alto, California, Certificates of Participation, Public Safety Building, Series 2021	2.125	11/01/44	1,266,056
3,700,000		Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A - NPFG Insured	0.000	08/01/25	3,651,560
7,935,000		Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A - AGC Insured	7.000	08/01/38	8,718,982
1,000,000		Pasadena Public Financing Authority, California, Lease Revenue Bonds, Rose Bowl Renovation Project, Refunding Series 2024	0.000	06/01/41	477,324
1,350,000		Pasadena Public Financing Authority, California, Lease Revenue Bonds, Rose Bowl Renovation Project, Refunding Series 2024	0.000	06/01/44	546,358
1,000,000		Pasadena Public Financing Authority, California, Lease Revenue Bonds, Rose Bowl Renovation Project, Refunding Series 2024	0.000	06/01/45	382,548
1,250,000		Pasadena Public Financing Authority, California, Lease Revenue Bonds, Rose Bowl Renovation Project, Refunding Series 2024	0.000	06/01/46	451,164
245,000		Pasadena Public Financing Authority, California, Lease Revenue Bonds, Rose Bowl Renovation Project, Refunding Series 2024	0.000	06/01/47	83,630
9,145,000		Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999 - AMBAC Insured	0.000	08/01/30	7,537,782
480,000		San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015	5.000	09/01/40	480,776
905,000		San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015	5.000	09/01/46	905,751
3,400,000		San Mateo County Community College District, California, General Obligation Bonds, Series 2006C - NPFG Insured	0.000	09/01/30	2,851,168
4,340,000		San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G - AGM Insured	0.000	08/01/34	3,012,532
605,000	(a)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	6.250	09/01/47	622,588

		TOTAL CALIFORNIA			339,477,282

See Notes to Financial Statements	23

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO - 10.2% (6.0% of Total Investments)
$4,435,000		Adams County, Colorado, Certificates of Participation, Series 2024	4.000%	12/01/54	$4,008,981
4,300,000		Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2021	4.375	12/01/52	3,495,313
1,400,000	(a)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.500	12/01/44	1,382,338
850,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	5.000	12/01/39	818,190
806,000		Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A	5.500	12/01/36	806,207
1,175,000		Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A	5.750	12/01/46	1,174,977
1,140,000	(a)	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/37	1,086,741
5,465,000	(a)	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/47	4,845,725
4,475,000		Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A	5.000	12/01/51	3,882,371
930,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016	3.625	08/01/46	733,938
1,165,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding Series 2015A	5.000	12/01/38	1,165,219
3,675,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Vanguard School Project, Refunding & Improvement Series 2016	3.750	06/15/47	2,920,706
1,750,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Refunding & Improvement Series 2016	3.250	06/01/46	1,280,095
2,460,000	(d)	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)	5.000	06/01/42	2,549,474
23,470,000	(d)	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)	5.000	06/01/47	24,323,639
2,140,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	4.000	08/01/49	1,850,474
4,900,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2020A	4.000	12/01/50	4,031,063
1,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/55	1,002,796
1,410,000	(d)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, (Pre-refunded 6/01/25)	5.000	06/01/32	1,411,609
2,000,000	(d)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, (Pre-refunded 6/01/25)	5.000	06/01/33	2,002,282
5,870,000	(d)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, (Pre-refunded 6/01/25)	5.000	06/01/40	5,876,697
6,920,000	(d)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, (Pre-refunded 6/01/25)	5.000	06/01/45	6,927,895
2,035,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A	5.250	05/15/47	2,020,968
13,610,000		Colorado Housing and Finance Authority, Multifamily Project Bonds, Class I Series 2020B	2.350	10/01/43	8,741,989
4,105,000		Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018	5.875	12/01/46	3,938,638

24	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$1,480,000		Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A	5.250%	12/01/47	$1,364,987
1,244,000		Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B	5.250	12/01/47	1,144,414
500,000		Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016	5.250	12/01/40	500,258
11,855,000		Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31	6,775,454
10,000,000		Denver School District 1, Colorado, General Obligation Bonds, Series 2025C	5.500	12/01/46	10,878,218
2,050,000	(a)	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A	5.250	12/01/39	1,945,167
405,000	(a)	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A	5.250	12/01/39	384,289
11,700,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A	0.000	09/01/41	5,477,973
6,525,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B - NPFG Insured	0.000	09/01/26	6,235,559
17,030,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/25	16,823,676
10,005,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/32	7,578,165
43,090,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/33	31,157,638
20,000,000		E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A - NPFG Insured	0.000	09/01/27	18,454,594
1,180,000		E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A - NPFG Insured	0.000	09/01/28	1,049,981
7,000,000		E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A - NPFG Insured	0.000	09/01/34	4,821,577
5,575,000	(a)	Falcon Area Water and Wastewater Authority (El Paso County, Colorado), Tap Fee Revenue Bonds, Series 2022A	6.750	12/01/34	5,378,583
590,000		Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014	6.000	12/01/38	548,441
3,215,000	(a)	Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2024	5.500	12/01/44	3,007,741
1,000,000		Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Special Revenue Refunding and Improvement Series 2024A	5.375	12/01/54	914,809
841,000		Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016	5.000	12/01/35	841,576
5,155,000		North Range Metropolitan District 1, Adams County, Colorado, General Obligation Bonds, Series 2016B	3.500	12/01/45	3,962,336
978,000		North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A	5.625	12/01/37	952,651
1,000,000		North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A	5.750	12/01/47	961,428
3,380,000		Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019	5.000	12/01/39	3,105,852

See Notes to Financial Statements	25

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$6,900,000		Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019	5.000%	12/01/49	$5,823,245
660,000		Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016	5.000	12/01/36	662,471
1,060,000		Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016	5.000	12/01/46	1,014,351
660,000		Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A	5.000	12/01/45	661,104
1,000,000	(a)	Parkdale Community Authority, Erie County, Colorado, Limited Tax Supported Convertible Capital Appreciation Revenue Bonds, District 2, Series 2024A	7.750	12/01/53	801,050
1,335,000	(a)	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A	5.000	12/01/41	1,159,037
4,000,000		Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Convertible Capital Appreciation Bonds, Series 2022A-2	8.000	12/01/52	2,623,980
2,760,000	(a)	Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A	5.000	12/15/41	2,652,797
1,500,000		Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021	4.000	12/01/41	1,293,860
1,310,000		Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018	5.375	12/01/37	1,322,899
3,265,000		Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018	5.500	12/01/47	3,271,421
4,200,000		Redtail Ridge Metropolitan District, City of Louisville, Boulder County, Colorado, General Obligation Limited Tax Capital Appreciation Turbo Bonds, Series 2025	0.000	12/01/32	2,415,504
5,050,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	3.000	07/15/37	4,337,037
1,320,000		Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado, Special Revenue Bonds, Series 2022A	5.000	12/01/52	1,071,323
1,000,000		STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A	5.000	12/01/38	1,030,181
570,000		STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A	5.000	12/01/49	587,203
765,000		Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A	4.250	12/01/50	649,255
523,000		Sterling Ranch Community Authority Board, Douglas County, Colorado, Special Improvement Revenue Bonds, Special District 1, Series 2024	5.625	12/01/43	522,589
2,765,000		Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020	5.125	12/01/50	2,382,419
450,000		The Village at Dry Creek Metropolitan District No. 2, In the City of Thornton, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2019	4.375	12/01/44	404,893
500,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Convertible Capital Appreciation Series 2021A-2	5.500	12/01/51	390,407
900,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	5.000	12/01/51	660,795
3,410,000		Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2020 - AGM Insured	5.000	12/01/50	3,422,145
8,260,000		West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2022	6.750	12/01/52	7,485,637

26	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$3,250,000	(a)	West Globeville Metropolitan District 1, Denver, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024	5.750%	12/01/44	$3,020,459

		TOTAL COLORADO			276,209,754

		CONNECTICUT - 4.0% (2.4% of Total Investments)
2,800,000		Bridgeport, Connecticut, General Obligation Bonds, Series 2016D - AGM Insured	5.000	08/15/41	2,806,995
1,470,000		Bridgeport, Connecticut, General Obligation Bonds, Series 2017A	5.000	11/01/36	1,501,955
750,000		Bridgeport, Connecticut, General Obligation Bonds, Series 2017A	5.000	11/01/37	764,984
1,100,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc., Series 2014A	5.000	08/01/44	1,043,730
590,000	(a)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A	5.000	09/01/46	540,052
2,540,000	(a)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A	5.000	09/01/53	2,220,441
3,000,000	(a)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Mary Wade Home Issue, Series 2019A-1	5.000	10/01/54	2,249,629
1,915,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2015O	5.000	07/01/36	1,916,149
1,770,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000	07/01/41	1,626,832
2,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000	07/01/49	1,734,569
5,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L	4.125	07/01/41	4,799,188
1,745,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L	5.000	07/01/45	1,708,786
500,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2016M	5.000	07/01/34	502,099
1,250,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2016M	5.000	07/01/36	1,252,704
5,145,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1	5.000	07/01/42	5,181,325
4,025,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2016K	4.000	07/01/46	3,532,440
2,250,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven, Series 2018K-1	5.000	07/01/38	2,256,639
1,775,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2023B	4.500	11/15/43	1,776,756
13,425,000	(e)	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2023B, (UB)	4.650	11/15/48	13,519,818
2,940,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2024A	4.450	11/15/44	2,892,975
5,475,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2025A-1	4.650	11/15/51	5,379,090
1,250,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Sustainability Green Series 2024D-1	4.750	11/15/49	1,258,322
2,145,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Sustainability Green Series 2024D-1	4.800	11/15/54	2,161,681
2,630,000		Connecticut State, General Obligation Bonds, Series 2015F	5.000	11/15/34	2,637,451
3,750,000		Connecticut State, General Obligation Bonds, Series 2017A	5.000	04/15/35	3,829,301
2,315,000		Connecticut State, General Obligation Bonds, Series 2018A	5.000	04/15/37	2,374,815
5,000,000		Connecticut State, General Obligation Bonds, Series 2018A	5.000	04/15/38	5,115,640
1,035,000		Connecticut State, General Obligation Bonds, Series 2018E	5.000	09/15/37	1,063,779
2,145,000		Connecticut State, General Obligation Bonds, Social Series 2024G	3.000	11/15/42	1,726,737
2,260,000		Connecticut State, General Obligation Bonds, Social Series 2024G	3.000	11/15/43	1,785,941

See Notes to Financial Statements	27

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONNECTICUT (continued)
$1,380,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A	5.000%	08/01/33	$1,381,997
5,300,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A	5.000	09/01/33	5,383,108
1,075,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A	5.000	09/01/34	1,090,937
55,000		Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A - NPFG Insured	5.000	08/15/35	55,030
2,315,000	(a)	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017	5.000	04/01/39	2,317,863
2,285,000		Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2018	5.000	07/15/36	2,369,897
1,550,000		New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A - AGM Insured	5.000	08/15/35	1,567,999
790,000		New Haven, Connecticut, General Obligation Bonds, Series 2015 - AGM Insured	5.000	09/01/32	792,982
1,620,000		New Haven, Connecticut, General Obligation Bonds, Series 2015 - AGM Insured	5.000	09/01/33	1,625,480
500,000		New Haven, Connecticut, General Obligation Bonds, Series 2015 - AGM Insured	5.000	09/01/35	501,348
1,045,000		New Haven, Connecticut, General Obligation Bonds, Series 2017A	5.000	08/01/35	1,062,940
1,425,000		New Haven, Connecticut, General Obligation Bonds, Series 2017A	5.000	08/01/36	1,446,191
1,300,000		Stamford Housing Authority, Connecticut, Revenue Bonds, Mozaic Concierge Living Project, Series 2025A	6.500	10/01/55	1,307,429
500,000		Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A	5.250	08/15/43	500,496
1,285,000		Steel Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021	4.000	04/01/51	1,031,977
1,005,000		Town of Hamden, Connecticut, General Obligation Bonds, Refunding Series 2018A - BAM Insured	5.000	08/15/30	1,050,674
2,250,000		University of Connecticut, General Obligation Bonds, Series 2015A	5.000	03/15/31	2,278,094
445,000		Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015 - BAM Insured	5.000	08/01/30	446,959
390,000		Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015 - BAM Insured	5.000	08/01/31	391,650
610,000		Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015 - BAM Insured	5.000	08/01/32	612,442
445,000		Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015 - BAM Insured	5.000	08/01/33	446,673
445,000		Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015 - BAM Insured	5.000	08/01/34	446,533

		TOTAL CONNECTICUT			109,269,522

		DELAWARE - 0.5% (0.3% of Total Investments)
780,000		Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024B	4.650	07/01/49	771,302
1,000,000		Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024B	4.750	07/01/54	989,506
3,475,000		Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024D	4.450	07/01/49	3,385,642
1,890,000		Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024D	4.500	07/01/54	1,819,480
2,200,000		Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2025A	4.650	07/01/50	2,166,357
1,530,000		Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2025A	4.700	07/01/55	1,501,539

28	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		DELAWARE (continued)
$3,010,000		Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A	5.000%	07/01/48	$2,867,572
1,000,000		Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A	5.000	07/01/58	918,762

		TOTAL DELAWARE			14,420,160

		DISTRICT OF COLUMBIA - 4.0% (2.4% of Total Investments)
3,780,000		District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013	5.000	10/01/45	3,506,959
182,000,000		District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A	0.000	06/15/46	45,410,802
6,520,000		District of Columbia, General Obligation Bonds, Series 2024A	5.000	08/01/49	6,760,514
1,500,000		District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A	5.000	07/01/42	1,428,913
4,225,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2022A - AGM Insured	4.000	10/01/52	3,704,715
17,595,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2022A - AGM Insured	2.750	10/01/53	10,865,650
22,015,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2022A - AGM Insured	3.000	10/01/53	14,482,707
11,000,000	(d)	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, (Pre-refunded 10/01/26) - AGC Insured	6.500	10/01/41	11,512,085
10,000,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B	6.500	10/01/44	10,652,701

		TOTAL DISTRICT OF COLUMBIA			108,325,046

		FLORIDA - 4.4% (2.6% of Total Investments)
1,105,000	(a)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2024 Project Series 2024	5.000	05/01/44	1,069,538
990,000		Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016	4.700	05/01/36	981,933
3,350,000	(a)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/50	2,964,937
1,290,000	(a)	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018	6.100	08/15/38	1,315,283
1,045,000	(a)	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018	6.200	08/15/48	1,048,224
1,290,000	(a)	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2021	4.000	08/15/51	971,623
1,065,000	(a)	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A	5.375	07/01/37	1,069,454
1,470,000	(a)	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A	5.500	07/01/47	1,471,182
6,050,000	(a)	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A	5.125	06/15/37	5,850,661
1,885,000	(a)	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A	5.250	06/15/47	1,729,104
880,000	(a)	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A	5.000	10/15/37	872,270
735,000	(a)	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A	5.000	10/15/49	685,184
4,670,000		City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015	5.000	09/01/41	4,684,712

See Notes to Financial Statements	29

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$275,000		Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012	5.000%	05/01/26	$276,692
240,000		Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1	5.250	11/01/37	242,822
305,000		Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1	5.600	11/01/46	308,128
280,000		Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015	5.250	05/01/35	281,269
315,000		Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015	5.300	05/01/36	316,562
475,000		Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015	5.500	05/01/45	476,116
655,000		Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015	5.500	05/01/46	656,397
255,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A	6.000	06/15/37	256,763
665,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A	6.125	06/15/46	668,175
415,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A	6.000	06/15/37	417,869
2,375,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C	5.650	07/01/37	2,399,799
3,735,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C	5.750	07/01/47	3,713,340
2,075,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A	4.750	07/15/36	1,986,603
1,335,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A	5.000	07/15/46	1,226,069
3,330,000		Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A	5.000	06/15/50	3,191,969
3,405,000		Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A	5.000	06/15/55	3,228,815
3,090,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A	6.000	06/15/35	3,091,931
3,450,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A	6.125	06/15/46	3,450,446
550,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A	6.125	06/15/44	550,106
4,380,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A	6.125	06/15/47	4,322,146
1,485,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation Inc. Projects, Series 2016A	6.250	06/15/36	1,497,990
4,350,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation Inc. Projects, Series 2016A	6.375	06/15/46	4,371,167
3,905,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2024-5	4.600	07/01/49	3,837,160
2,500,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2024-5	4.650	07/01/54	2,446,322

30	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$4,230,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2025-1	4.600%	07/01/50	$4,134,465
5,490,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-1	2.150	07/01/51	3,118,212
1,435,000		Grand Bay at Doral Community Development District, Miami- Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016	4.750	05/01/36	1,422,130
2,215,000	(a)	Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville University Project, Series 2018B	5.000	06/01/53	1,845,897
625,000	(a)	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017	5.000	05/01/37	630,000
1,080,000	(a)	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017	5.875	07/01/37	1,083,382
1,920,000	(a)	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017	6.000	07/01/47	1,920,347
4,710,000		Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014	5.000	10/01/43	4,711,541
5,000,000		Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2014A	5.000	07/01/39	5,003,345
4,785,000		Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015	5.350	08/01/35	4,828,507
5,070,000		Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health Obligated Group, Inc., Series 2022	4.000	10/01/52	4,366,776
2,890,000		Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1	5.000	10/01/49	2,924,450
3,345,000		Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1	4.000	10/01/54	2,879,850
2,000,000		Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Jupiter Medical Center, Series 2022	5.000	11/01/47	1,962,322
825,000		Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016	5.000	11/01/46	815,866
1,000,000		Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds, Sarasota Memorial Hospital Project, Series 2018	4.000	07/01/48	883,906
220,000	(a)	Seminole County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series 2021A	4.000	06/15/51	172,295
120,000		Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016	4.750	11/01/28	121,475
365,000		Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016	5.375	11/01/36	371,639
900,000		South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016	5.375	05/01/37	908,616
2,000,000	(a)	Village Community Development District 15, Florida, Special Assessment Revenue Bonds, Series 2024	4.800	05/01/55	1,894,466
5,015,000		Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015	5.000	06/01/40	4,804,430

		TOTAL FLORIDA			118,732,678

		GEORGIA - 3.6% (2.2% of Total Investments)
1,890,000		Atlanta Development Authority, Georgia, Economic Development Certificates, Gulch Enterprise Zone Project, Convertible Capital Appreciation Series 2024A-1 Class A	6.500	12/15/48	1,628,643
17,085,000		Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012	2.750	01/01/52	10,518,782
5,775,000		Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C	4.125	11/01/45	5,143,804

See Notes to Financial Statements	31

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GEORGIA (continued)
$11,280,000		Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D	4.125%	11/01/45	$10,047,119
11,100,000	(e)	Columbia County Hospital Authority, Georgia, Revenue Anticipation Certificates, WellStar Health System, Inc. Project, Series 2023B, (UB)	5.125	04/01/48	11,302,851
2,680,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A	3.950	12/01/43	2,370,225
3,085,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A	4.000	12/01/48	2,724,193
2,215,000	(e)	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2023A, (UB)	4.350	12/01/43	2,216,864
3,000,000	(e)	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2023A, (UB)	4.550	12/01/48	2,939,557
4,470,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2024A	4.600	12/01/49	4,382,983
635,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2024A	4.700	12/01/54	629,254
5,000,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2024C	4.550	12/01/49	4,933,910
1,000,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2024C	4.600	12/01/54	972,068
2,325,000		Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A	5.000	01/01/56	2,315,009
1,300,000	(a)	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017	5.750	06/15/37	1,321,665
10,000,000	(a)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022C, (Mandatory Put 11/01/27)	4.000	08/01/52	9,920,863
5,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023E-1, (Mandatory Put 6/01/31)	5.000	12/01/53	5,245,578
2,000,000	(a)	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc. Project, Refunding Series 2017A	5.000	11/01/47	1,825,266
5,000,000		Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Green Series 2025A	5.250	07/01/50	5,339,536
5,870,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A	5.000	07/01/60	5,833,795
6,390,000		Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2015	5.000	10/01/40	6,396,889

		TOTAL GEORGIA			98,008,854

		GUAM - 0.3% (0.2% of Total Investments)
1,500,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/39	1,503,062
750,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/41	752,249
875,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/42	875,121
750,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/43	747,876
1,095,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	01/01/46	1,075,440
1,665,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017	5.000	07/01/40	1,669,605
1,080,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A	5.000	01/01/50	1,070,496

		TOTAL GUAM			7,693,849

		HAWAII - 0.1% (0.0% of Total Investments)
1,500,000	(a)	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A	5.000	01/01/45	1,269,711

		TOTAL HAWAII			1,269,711

32	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		IDAHO - 2.2% (1.3% of Total Investments)
$3,300,000		Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014	4.375%	07/01/34	$3,300,314
12,495,000		Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014	4.750	07/01/44	11,703,523
1,250,000		Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016	5.000	09/01/37	1,209,220
8,335,000		Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds, Transportation Expansion & Congestion Mitigation Fund, Series 2025A	5.000	08/15/49	8,704,721
8,590,000		Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds, Transportation Expansion & Congestion Mitigation Fund, Series 2025A	4.000	08/15/50	7,802,696
500,000	(a)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A	5.000	07/01/40	438,802
1,415,000	(a)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A	5.250	07/01/55	1,174,665
11,445,000	(e)	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2023C, (UB)	4.800	07/01/53	11,533,833
2,275,000		Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2024A	4.600	01/01/49	2,231,044
10,769,000	(a)	Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special Assessment Bonds, Series 2021	3.750	09/01/51	9,621,463
2,500,000		Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special Assessment Bonds, Series 2024	6.250	09/01/53	2,563,806

		TOTAL IDAHO			60,284,087

		ILLINOIS - 20.5% (12.1% of Total Investments)
67,135,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	6.000	04/01/46	68,425,429
1,000,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017	5.000	04/01/46	990,502
1,110,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.750	04/01/48	1,166,573
5,440,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A	5.000	12/01/42	5,060,510
8,400,000	(a)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B	7.000	12/01/42	8,693,004
5,835,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H	5.000	12/01/36	5,652,793
4,940,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H	5.000	12/01/46	4,595,643
6,055,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D	5.000	12/01/46	5,632,918
38,905,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A	7.000	12/01/44	39,215,972
14,805,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B	6.500	12/01/46	15,001,493
19,585,000	(a)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A	7.000	12/01/46	20,230,866
1,410,000		Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 - NPFG Insured	0.000	12/01/30	1,110,004
1,500,000		Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A	5.000	12/01/55	1,437,163
5,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2022B	5.250	01/01/56	5,120,800
6,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2024B	5.500	01/01/59	6,317,462
1,355,000		Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A	5.500	01/01/39	1,416,432
32,670,000		Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999 - FGIC Insured	0.000	01/01/32	24,811,816
2,605,000		Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C	5.000	01/01/38	2,583,531

See Notes to Financial Statements	33

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$2,500,000		Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002.RMKT	4.450%	11/01/36	$2,519,021
3,400,000		Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002.RMKT	5.500	11/01/36	3,406,295
1,700,000	(a)	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A	5.750	12/01/35	1,705,293
115,000	(a)	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A	6.000	12/01/45	115,224
8,835,000		Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020	4.000	10/01/50	7,447,848
1,125,000	(d)	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41	1,138,994
29,630,000		Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C	4.000	02/15/41	27,259,295
80,000	(d)	Illinois Finance Authority, Revenue Bonds, Ascension Health/ fkaPresence Health Network, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41	80,995
1,755,000	(d)	Illinois Finance Authority, Revenue Bonds, Ascension Health/ fkaPresence Health Network, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41	1,776,831
500,000	(a)	Illinois Finance Authority, Revenue Bonds, DePaul College Prep Foundation, Series 2023A	5.625	08/01/53	512,720
4,000,000	(b)	Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services, Series 2019A	5.000	11/01/49	2,680,000
10,000,000	(e)	Illinois Finance Authority, Revenue Bonds, Northshore - Edward- Elmhurst Health Credit Group, Series 2022A, (UB)	5.000	08/15/47	10,282,804
12,000,000		Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A	5.000	11/15/45	11,833,523
1,000,000		Illinois Finance Authority, Revenue Bonds, Rosalind Franklin University Research Building Project, Series 2017C	5.000	08/01/42	994,901
1,000,000		Illinois Finance Authority, Revenue Bonds, Rosalind Franklin University Research Building Project, Series 2017C	5.000	08/01/46	978,394
1,000,000		Illinois Finance Authority, Revenue Bonds, Rosalind Franklin University Research Building Project, Series 2017C	5.000	08/01/47	972,156
560,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/35	560,850
5,140,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/44	4,999,608
10,000,000	(e)	Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine, Series 2022A, (UB)	5.000	08/15/52	10,085,894
17,765,000	(d)	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, (Pre-refunded 10/01/25)	5.000	10/01/46	17,878,961
5,670,000		Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, Series 2021C	2.850	07/01/56	3,739,304
10,000,000		Illinois Housing Development Authority, Revenue Bonds, Social Series 2024I	4.625	04/01/50	9,820,861
3,665,000		Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014 - AGM Insured	5.250	06/15/31	3,671,170
11,800,000		Illinois State, General Obligation Bonds, December Series 2017A	5.000	12/01/38	11,968,007
1,330,000		Illinois State, General Obligation Bonds, December Series 2017A	5.000	12/01/39	1,346,924
5,200,000		Illinois State, General Obligation Bonds, January Series 2016	5.000	01/01/29	5,242,675
4,460,000		Illinois State, General Obligation Bonds, May Series 2020	5.500	05/01/39	4,679,366
3,000,000		Illinois State, General Obligation Bonds, May Series 2024B	5.000	05/01/38	3,149,594
12,180,000		Illinois State, General Obligation Bonds, November Series 2016	5.000	11/01/41	12,183,991
28,845,000		Illinois State, General Obligation Bonds, November Series 2017C	5.000	11/01/29	29,734,551
2,040,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/27	2,110,797
5,000,000		Illinois State, General Obligation Bonds, November Series 2019B	4.000	11/01/35	4,827,163
5,000,000		Illinois State, General Obligation Bonds, October Series 2016	5.000	02/01/29	5,113,041
5,875,000		Illinois State, General Obligation Bonds, Refunding October Series 2024	5.000	02/01/38	6,180,575
19,920,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B	5.000	01/01/40	19,964,533

34	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	ILLINOIS (continued)
$10,570,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2019A	5.000%	01/01/44	$10,746,549
1,615,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Series 2023A	5.250	01/01/45	1,707,046
540,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B	5.000	06/15/52	526,088
8,805,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A	4.000	06/15/50	7,204,076
12,445,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A	4.000	12/15/47	10,395,517
4,500,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A	4.000	06/15/52	3,625,890
2,890,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A	0.000	12/15/52	646,125
5,185,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A	5.000	06/15/53	5,056,662
25,000,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1 - AGM Insured	0.000	06/15/44	9,580,590
43,200,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1 - AGM Insured	0.000	06/15/45	15,602,380
10,000,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1 - AGM Insured	0.000	06/15/46	3,396,607
8,750,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1994B - NPFG Insured	0.000	06/15/28	7,709,479
20,045,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - AGM Insured	0.000	12/15/35	12,889,960
9,010,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	06/15/37	5,094,679
465,000	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019	5.000	01/01/39	438,194
1,842,000	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014 - AGM Insured	5.000	03/01/34	1,843,279
2,615,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A - NPFG Insured	6.500	07/01/30	2,894,650
3,000,000	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Refunding Second Lien Series 2024A	5.000	01/01/37	3,252,598
4,000,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2, Madison County, Illinois, Series 2006 - NPFG Insured	0.000	10/01/25	3,931,298

	TOTAL ILLINOIS			554,966,737

	INDIANA - 2.3% (1.4% of Total Investments)
2,000,000	Carmel Redevelopment Authority, Indiana, Ad Valorem Property Tax Lease Rental Bonds, Series 2024B	1.125	01/15/44	1,038,706
1,000,000	Carmel, Indiana, Waterworks Revenue Bonds, Refunding, Series 2024C - BAM Insured	4.250	05/01/53	906,140
5,000,000	Hamilton County Public Building Corporation, Indiana, Lease Rental Revenue Bonds, Series 2024	4.000	01/10/50	4,400,055
11,845,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014	5.000	10/01/44	11,376,223
9,720,000	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024B-1	4.750	07/01/49	9,704,321
10,000,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E - AMBAC Insured	0.000	02/01/26	9,728,474
20,000,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E - AMBAC Insured	0.000	02/01/28	18,078,862

See Notes to Financial Statements	35

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDIANA (continued)
$5,015,000		IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Social Series 2023	4.250%	07/15/43	$4,869,751
1,485,000		Terre Haute Sanitary District, Indiana, Revenue Bonds, Refunding Series 2024 - BAM Insured	4.375	01/01/49	1,366,006
1,000,000		Westfield-Washington Multi-School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2024A - BAM Insured	5.250	01/15/44	1,050,620

		TOTAL INDIANA			62,519,158

		IOWA - 1.5% (0.9% of Total Investments)
9,045,000	(d)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32)	5.000	12/01/50	10,098,850
10,860,000	(d)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/42)	5.000	12/01/50	12,125,319
5,700,000		Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc. Project, Series 2018	5.250	08/01/55	4,549,317
1,525,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2024A	4.750	07/01/49	1,522,540
10,000,000	(e)	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Taxable Series 2023C, (UB)	4.850	07/01/43	9,995,319
10,850,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2	0.000	06/01/65	1,600,510
440,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Seenior Lien Series Class 2 Series 2021B-1	4.000	06/01/49	415,259

		TOTAL IOWA			40,307,114

		KANSAS - 0.4% (0.2% of Total Investments)
1,000,000		Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Series 2017A	5.000	05/15/43	948,173
1,440,000		Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015	5.000	09/01/27	1,430,221
2,380,000		Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015	5.750	09/01/32	2,187,295
2,575,000		Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015	6.000	09/01/35	2,224,339
2,500,000	(a)	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series 2022	5.750	09/01/39	2,544,333

		TOTAL KANSAS			9,334,361

		KENTUCKY - 2.9% (1.7% of Total Investments)
6,400,000		Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016	5.500	02/01/44	6,405,023
10,140,000		Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A	5.000	06/01/37	10,172,374
4,345,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	07/01/37	4,348,353
15,620,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	01/01/45	15,622,305
1,190,000		Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2023A	4.800	07/01/48	1,205,156
1,030,000		Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2024A	4.550	07/01/49	1,015,204
1,000,000		Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2024A	4.625	01/01/54	974,803
1,055,000		Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2024C	4.600	07/01/49	1,033,944

36	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		KENTUCKY (continued)
$3,535,000		Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2024C	4.650%	01/01/55	$3,458,427
1,000,000		Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2025A	4.625	07/01/49	986,208
4,360,000		Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C	6.750	07/01/43	4,917,324
8,510,000		Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C	6.875	07/01/46	9,627,213
2,720,000		Kentucky State Property and Buildings Commission, Revenue Bonds, Project 131, Series 2024A	5.000	10/01/42	2,863,064
2,755,000		Kentucky State Property and Buildings Commission, Revenue Bonds, Project 131, Series 2024A	5.000	10/01/43	2,880,792
1,600,000		Kentucky State Property and Buildings Commission, Revenue Bonds, Project 131, Series 2024A	5.000	10/01/44	1,663,383
2,640,000		Louisville and Jefferson County Metropolitan Government, Kentucky, Hospital Revenue Bonds, UofL Health Project, Series 2022A	5.000	05/15/52	2,527,604
8,875,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)	5.000	01/01/55	9,298,882

		TOTAL KENTUCKY			79,000,059

		LOUISIANA - 1.3% (0.8% of Total Investments)
2,295,000		Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013	6.000	07/01/36	2,295,450
8,000,000		East Baton Rouge Parish Capital Improvement District, Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024	5.000	08/01/46	8,312,840
5,000,000		Lafayette, Louisiana, Utilities Revenue Bonds, Electric Projects Series 2024	5.000	11/01/46	5,153,274
560,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2024A	4.650	12/01/54	548,769
950,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2025A	4.600	12/01/50	928,252
5,370,000		Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A	4.000	05/15/49	4,741,218
1,780,000		Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A	5.750	07/01/25	1,787,576
135,000	(d)	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, (ETM)	5.750	07/01/25	135,508
7,395,000		Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017	5.250	10/01/46	7,455,663
3,275,000	(a)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010A	6.350	10/01/40	3,477,057

		TOTAL LOUISIANA			34,835,607

		MAINE - 1.2% (0.7% of Total Investments)
5,505,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	4.000	07/01/41	4,425,856
10,265,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	4.000	07/01/46	7,940,148
4,500,000		Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2021A	2.200	11/15/51	2,424,099
8,885,000		Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2022A	2.600	11/15/46	5,924,778
7,695,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D	2.800	11/15/45	5,720,866
915,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C	2.300	11/15/46	579,108
2,000,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2023A	4.600	11/15/48	2,007,611

See Notes to Financial Statements	37

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MAINE (continued)
$1,560,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2023B-1	4.750%	11/15/43	$1,563,687
1,055,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2024B	4.650	11/15/49	1,041,503
1,255,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2024C	4.750	11/15/49	1,253,260

		TOTAL MAINE			32,880,916

		MARYLAND - 2.4% (1.4% of Total Investments)
1,280,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/33	1,286,283
3,050,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/39	2,987,368
3,025,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/46	2,891,201
1,000,000	(a)	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A	4.375	02/15/39	927,898
6,600,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021C	2.450	09/01/41	4,773,207
12,000,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021C	2.550	09/01/44	8,153,195
4,660,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Social Series 2025A	4.600	03/01/51	4,630,493
7,975,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist HealthCare Issue, Series 2021B	4.000	01/01/51	6,620,808
13,315,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A	5.500	01/01/46	13,364,706
4,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2016	5.000	07/01/47	3,949,032
6,000,000		Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2020A	5.000	05/01/50	6,372,876
2,000,000	(a)	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016	4.750	07/01/36	1,989,092
2,300,000	(a)	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016	5.000	07/01/46	2,203,109
1,335,000		Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B	4.250	11/01/37	1,204,600
1,250,000		Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B	4.500	11/01/43	1,085,587
2,650,000		Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B	5.000	11/01/47	2,396,696

		TOTAL MARYLAND			64,836,151

		MASSACHUSETTS - 2.8% (1.7% of Total Investments)
2,245,000		Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A	5.250	07/01/34	2,110,389
6,195,000		Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A	5.500	07/01/44	5,690,552
8,200,000	(a)	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series 2017	4.125	10/01/42	7,252,352
3,000,000	(a)	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series 2017	5.000	10/01/57	2,758,362
3,000,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2025W	4.250	07/01/55	2,835,459
1,000,000		Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015	4.500	01/01/45	912,559
4,280,000		Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A	4.000	10/01/46	3,405,276

38	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MASSACHUSETTS (continued)
$900,000	(d)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (Pre-refunded 7/15/30)	5.000%	07/15/46	$973,469
9,905,000		Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Issue Series 2025N-1	4.500	07/01/54	9,224,726
6,000,000		Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A - AMBAC Insured	5.750	01/01/42	6,874,456
7,405,000	(e)	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2002K, (UB)	5.500	07/01/32	8,594,740
2,785,000		Massachusetts Housing Finance Agency, Housing Bonds, Series 2014D	3.875	12/01/39	2,544,957
3,340,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2021A-1	2.375	12/01/46	2,140,475
3,600,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2021A-1	2.450	12/01/51	2,135,395
8,310,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2021A-1	2.550	12/01/56	4,982,659
250,000		Massachusetts Housing Finance Agency, Multifamily Housing Bonds, Green Sustainability Series 2024A1	4.700	12/01/49	251,348
455,000		Massachusetts Housing Finance Agency, Multifamily Housing Bonds, Green Sustainability Series 2024A1	4.800	12/01/54	458,407
4,500,000		Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220	2.300	12/01/44	3,073,137
3,000,000		Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2023-227	4.900	12/01/48	3,057,811
1,240,000		Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2024-234	4.700	12/01/49	1,229,465
3,375,000		Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2025-242	4.750	12/01/50	3,359,404
3,345,000		Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2021B	2.000	04/01/50	1,854,855

		TOTAL MASSACHUSETTS			75,720,253

		MICHIGAN - 1.9% (1.1% of Total Investments)
3,610,000	(h)	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A - AGM Insured, (UB)	6.000	05/01/29	3,844,007
145,000	(d)	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, (Pre-refunded 6/01/26)	5.000	12/01/45	147,878
3,595,000		Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI	5.000	12/01/45	3,585,429
2,705,000		Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2	5.000	06/01/40	2,749,650
1,000,000		Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1	4.000	06/01/49	847,183
180,000		Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2024A	3.700	04/01/30	175,894
5,000,000		Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2023B	4.800	12/01/43	4,965,016
21,675,000		Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2021A	2.350	12/01/46	14,222,784
8,280,000		Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2021A	2.500	06/01/52	5,181,928
6,000,000		Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2020-I	2.625	10/15/56	3,671,839
5,080,000		Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2023II	4.000	10/15/47	4,687,978
3,550,000		Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D	5.000	12/01/40	3,553,479

See Notes to Financial Statements	39

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MICHIGAN (continued)
$2,730,000		Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D	5.000%	12/01/45	$2,732,591

		TOTAL MICHIGAN			50,365,656

		MINNESOTA - 2.0% (1.2% of Total Investments)
155,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	4.000	08/01/36	141,259
440,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	4.000	08/01/41	378,321
1,720,000		Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A	5.500	07/01/50	1,720,101
7,020,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	4.250	02/15/43	6,524,429
22,960,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	4.250	02/15/48	20,794,055
340,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber Village Academy Project, Series 2022A	5.250	06/01/42	311,241
215,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber Village Academy Project, Series 2022A	5.500	06/01/57	190,422
1,400,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2022A	5.500	07/01/52	1,292,711
2,475,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E	2.700	07/01/44	1,778,419
2,320,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I	2.150	07/01/45	1,489,025
3,625,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I	2.200	01/01/51	2,072,575
5,585,000		Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021H	2.550	01/01/46	3,752,734
4,275,000		Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2025A	4.250	11/15/50	4,098,436
405,000		Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A	5.000	04/01/36	363,944
605,000		Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A	5.000	04/01/46	487,591
1,395,000		Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A	4.000	07/01/35	1,360,779
2,785,000	(d)	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-refunded 11/15/25)	5.000	11/15/40	2,808,914
3,190,000	(d)	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-refunded 11/15/25)	5.000	11/15/44	3,217,391

		TOTAL MINNESOTA			52,782,347

		MISSISSIPPI - 0.8% (0.5% of Total Investments)
3,900,000		Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc. Project, Refunding Series 2021	2.375	06/01/44	2,379,110
1,000,000		Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A	2.125	12/01/44	620,124
13,000,000	(e)	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2023C, (UB)	4.650	12/01/48	13,091,681
1,760,000		Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2024A	4.550	12/01/49	1,736,736
2,500,000		Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2024C	4.850	12/01/54	2,504,386

		TOTAL MISSISSIPPI			20,332,037

40	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MISSOURI - 2.0% (1.2% of Total Investments)
$400,000	(a)	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016	5.000%	04/01/36	$380,030
1,520,000	(a)	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016	5.000	04/01/46	1,324,811
15,000,000		Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1 - AMBAC Insured	0.000	04/15/28	13,392,949
2,345,000		Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A	5.250	05/15/50	1,981,931
1,575,000	(a)	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A	5.750	06/01/35	1,449,214
1,055,000	(a)	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A	6.000	06/01/46	937,314
5,000,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2025A	4.000	04/01/45	4,542,166
1,000,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2023	5.000	12/01/52	1,013,369
2,515,000		Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024C	4.650	11/01/49	2,482,947
2,480,000		Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024G	4.450	11/01/49	2,415,538
1,255,000		Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2023C	4.950	11/01/48	1,282,853
3,445,000		Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2023E	5.150	11/01/53	3,507,775
1,510,000		Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2024A	4.600	11/01/49	1,482,027
405,000		Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A	5.875	09/01/43	405,017
1,650,000		Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A	5.000	12/01/35	1,589,239
455,000		Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A	5.125	12/01/45	406,476
4,125,000		Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005 - NPFG Insured	5.500	07/01/29	4,491,835
15,350,000		Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A - AMBAC Insured	0.000	06/01/30	12,001,952

		TOTAL MISSOURI			55,087,443

		MONTANA - 0.7% (0.4% of Total Investments)
1,175,000		Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A	5.250	05/15/37	1,093,394
375,000		Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A	5.250	05/15/47	318,033
2,915,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2023A	4.550	12/01/48	2,864,436
2,250,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2023A	4.700	06/01/53	2,216,283
2,000,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2023B	4.875	12/01/48	2,037,654
2,200,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2023C	4.600	12/01/43	2,171,365

See Notes to Financial Statements	41

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MONTANA (continued)
$1,000,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2023C	4.850%	12/01/48	$1,017,240
2,215,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2024A	4.600	12/01/49	2,170,576
1,530,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2024B	4.400	12/01/49	1,478,888
1,000,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2024B	4.450	12/01/53	947,753
1,750,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2025A	4.850	12/01/50	1,768,445
655,000		Montana State Board of Regents of Higher Education, General Revenue Bonds, University of Montana, Series 2025	4.500	11/15/54	641,659

		TOTAL MONTANA			18,725,726

		NEBRASKA - 1.2% (0.7% of Total Investments)
2,125,000		Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015	4.125	11/01/36	2,054,701
1,765,000		Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015	5.000	11/01/45	1,741,154
3,115,000		Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015	5.000	11/01/48	3,070,178
7,825,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A	2.700	09/01/43	5,640,432
5,000,000	(e)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2023A, (UB)	4.550	09/01/48	4,901,882
5,000,000	(e)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2023A, (UB)	4.600	09/01/53	4,847,740
3,250,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Social Series 2023C	4.650	09/01/48	3,274,158
6,800,000		Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A	5.250	02/01/37	6,398,758

		TOTAL NEBRASKA			31,929,003

		NEVADA - 1.6% (1.0% of Total Investments)
4,000,000	(c)	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2025A	4.000	06/15/42	3,771,548
410,000	(a)	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A	5.000	12/15/38	405,383
730,000		Henderson, Nevada, Local Improvement Bonds, Local Improvement District T-21 Black Mountain Ranch, Series 2022	3.500	09/01/45	554,559
485,000		Henderson, Nevada, Local Improvement Bonds, Local Improvement District T-21 Black Mountain Ranch, Series 2022	4.000	09/01/51	382,124
18,435,000		Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B	4.000	07/01/49	15,891,378
2,150,000		Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B	4.000	07/01/36	2,107,886
1,115,000		Las Vegas, Nevada, Local Improvement Revenue Bonds, Special Improvement District 818 Summerlin Village 27, Series 2024	5.000	12/01/49	1,050,242
1,200,000		Las Vegas, Nevada, Local Improvement Revenue Bonds, Special Improvement District 818 Summerlin Village 27, Series 2024	5.000	12/01/54	1,113,932
695,000	(a)	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016	4.375	06/15/35	654,787
4,710,000		Nevada System of Higher Education, Certificates of Participation, Series 2025 - BAM Insured	4.250	07/01/50	4,343,695
5,800,000		Nevada System of Higher Education, Certificates of Participation, Series 2025 - BAM Insured	4.250	07/01/55	5,287,809
500,000		Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A	5.000	07/15/37	499,959

42	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEVADA (continued)
$3,950,000		Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A	4.000%	06/01/43	$3,707,736
2,500,000	(a)	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018C	0.000	07/01/58	355,574
3,210,000		Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds, Series 2020	5.000	07/01/51	3,083,888

		TOTAL NEVADA			43,210,500

		NEW HAMPSHIRE - 1.8% (1.1% of Total Investments)
8,950,000		National Finance Authority, New Hampshire, Hospital Facilities Revenue Bonds, Saint Elizabeth Medical Center, Inc., Series 2021A	4.000	05/01/51	8,132,554
11,646,713		National Finance Authority, New Hampshire, Municipal Certificates Series 2022-1 Class A	4.375	09/20/36	11,458,705
2,794,291		National Finance Authority, New Hampshire, Municipal Certificates Social Series 2024-2 Class A	3.625	08/20/39	2,559,393
2,989,627		National Finance Authority, New Hampshire, Municipal Certificates Social Series 2024-4 Class A	4.180	11/20/39	2,908,296
5,000,000	(a)	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018B	4.625	11/01/42	4,464,126
5,630,000	(a)	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020A, (Mandatory Put 7/02/40)	3.625	07/01/43	4,551,429
2,775,000	(a)	National Finance Authority, New Hampshire, Special Revenue Bonds, The Chambers Creek Project, Montgomery County, Texas Municipal Utility Districts, Capital Appreciation Series 2025	0.000	12/15/32	1,689,216
500,000		New Hampshire Health and Education Facilities Authority, Revenue Bonds, Kendal at Hanover, Series 2016	5.000	10/01/40	502,144
2,350,000		New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2023D	5.125	07/01/53	2,383,018
4,000,000		New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2024A	4.650	07/01/49	3,959,154
1,675,000		New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2024C	4.625	07/01/48	1,681,153
4,920,000		New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2025A	4.650	01/01/49	4,868,913

		TOTAL NEW HAMPSHIRE			49,158,101

		NEW JERSEY - 4.7% (2.8% of Total Investments)
34,310,000	(d)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, (Pre-refunded 12/15/26)	5.500	06/15/29	35,671,143
2,110,000	(d)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, (Pre-refunded 12/15/26)	5.500	06/15/30	2,193,708
5,045,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1 - NPFG Insured	5.500	09/01/28	5,388,809
655,000	(d)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, (Pre-refunded 6/15/25)	5.250	06/15/40	656,419
11,335,000	(d)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, (Pre-refunded 6/15/25)	5.250	06/15/40	11,359,554
2,050,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A	0.000	12/15/26	1,937,032
20,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AGM Insured	0.000	12/15/33	14,287,010
5,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA	5.250	06/15/43	5,105,207
5,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2024AA	5.250	06/15/41	5,362,732
10,700,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2024CC	4.125	06/15/55	9,405,861
29,330,000		New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1 - AGM Insured	5.250	01/01/26	29,781,855

See Notes to Financial Statements	43

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW JERSEY (continued)
$1,420,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000%	06/01/46	$1,401,724
1,580,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.250	06/01/46	1,586,611
2,970,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B	5.000	06/01/46	2,883,235
1,330,000		Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005 - AGM Insured	5.250	01/01/26	1,345,194

		TOTAL NEW JERSEY			128,366,094

		NEW MEXICO - 0.6% (0.3% of Total Investments)
3,345,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C	2.250	07/01/46	2,089,729
350,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2023C	4.650	09/01/48	352,602
4,000,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2024G	4.600	09/01/49	3,928,076
4,715,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2024G	4.650	09/01/54	4,613,463
1,600,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Acquisition Series 2025, (Mandatory Put 11/01/30)	5.000	06/01/54	1,676,934
670,000		Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2019A	5.000	05/15/44	636,725
1,200,000		Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2019A	5.000	05/15/49	1,104,300
1,000,000	(a)	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2022	4.250	05/01/40	892,218

		TOTAL NEW MEXICO			15,294,047

		NEW YORK - 10.1% (6.0% of Total Investments)
1,000,000		Babylon Local Development Corporation II, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2023A	6.400	02/01/43	997,493
2,270,000		Babylon Local Development Corporation II, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2023A	6.650	02/01/53	2,268,261
10,000,000		Battery Park City Authority, New York, Revenue Bonds, Senior Sustainability Series 2023A	5.000	11/01/48	10,367,185
13,965,000	(a)	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015	5.500	09/01/45	13,980,091
1,350,000	(a)	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2023	7.250	06/01/55	1,412,244
9,320,000	(a)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.500	06/01/55	8,197,742
7,390,000	(a)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020B-1	5.000	06/01/55	6,009,977
14,215,000	(e)	Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2022A, (UB)	4.250	05/01/52	13,084,276
7,000,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2024A	4.000	05/01/54	5,965,772
9,700,000		Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2017A	5.000	10/01/47	10,491,505
3,115,000		Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A	5.000	07/01/45	3,001,444
2,700,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015	5.000	12/01/40	2,446,670
5,600,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015	5.000	12/01/45	4,844,290
9,050,000		Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2024B	4.000	03/15/54	8,271,790
2,095,000		Genesee County Funding Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2022A	5.250	12/01/52	2,106,947

44	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$2,120,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B	5.570%	02/01/41	$1,958,486
2,695,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A	6.240	02/01/47	2,615,566
2,965,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A	6.760	02/01/48	2,983,794
400,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A	5.530	02/01/40	372,029
1,270,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A	5.730	02/01/50	1,139,653
1,210,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.450	02/01/41	973,702
2,380,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.600	02/01/51	1,766,469
2,840,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	5.000	11/15/50	2,849,973
3,155,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	5.250	11/15/55	3,222,454
5,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-2	4.000	11/15/47	4,393,922
4,115,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-3	4.000	11/15/49	3,589,045
3,500,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2025A	5.250	11/15/45	3,662,358
3,420,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2025A	4.625	11/15/50	3,382,035
1,585,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E	4.000	11/15/45	1,399,227
3,585,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann’s Community Project, Series 2019	5.000	01/01/50	3,015,974
1,000,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/31	1,000,280
20,000,000		New York City Housing Development Corporation, New York, Sustainable Impact Revenue Bonds, Williamsburg Housing Preservation LP, Series 2020A	2.800	02/01/50	13,591,400
5,000,000		New York City Housing Development Corporation, New York, House Impact Revenue Bonds, Green Series 2023A	4.800	02/01/53	5,002,993
10,000,000	(e)	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2023 Series DD, (UB)	4.125	06/15/46	9,491,910
3,245,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2025 Series BB	5.000	06/15/48	3,390,451
1,740,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025E	5.500	11/01/49	1,882,120
5,650,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025H-1	5.250	11/01/48	6,004,760
4,670,000		New York City, New York, General Obligation Bonds, Fiscal 2025 Series E	5.250	08/01/50	4,936,098
445,000		New York City, New York, General Obligation Bonds, Fiscal 2025 Series E	4.250	08/01/55	413,686
2,500,000		New York City, New York, General Obligation Bonds, Fiscal 2025 Series G-1	5.250	02/01/50	2,648,222
5,000		New York City, New York, General Obligation Bonds, Fiscal Series 2005M - FGIC Insured	5.000	04/01/26	5,006

See Notes to Financial Statements	45

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$28,615,000	(a)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000%	11/15/44	$28,491,698
20,510,000		New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2	3.125	09/15/50	14,722,070
2,560,000		New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3	2.800	09/15/69	2,338,601
7,385,000		New York State Dormitory Authority, Personal Income Tax Revenue Bonds, General Purpose Series 2024A	5.250	03/15/52	7,771,024
3,500,000		New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Series 2019P	3.050	11/01/49	2,564,632
5,350,000		New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Sustainability Green Series 2024C-1	4.500	11/01/49	5,234,544
6,500,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 211	3.750	10/01/43	5,640,881
1,140,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 252	4.550	10/01/48	1,120,630
1,000,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 252	4.650	10/01/53	977,248
2,025,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 264	4.550	10/01/49	1,993,162
1,000,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 264	4.600	10/01/54	972,147
1,745,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Social Series 266	4.700	10/01/52	1,737,613
3,500,000		Onondaga Civic Development Corporation, New York, Revenue Bonds, Syracuse University Project, Series 2025	4.500	12/01/50	3,424,176
5,000,000		Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2024A-1	5.250	11/15/51	5,253,990
5,000,000		Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2024A-1	4.000	11/15/54	4,542,661
7,110,000		TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/48	6,424,442

		TOTAL NEW YORK			272,346,819

		NORTH CAROLINA - 0.5% (0.3% of Total Investments)
260,000		Harnett County, North Carolina, Limited Obligation Bonds, Series 2025	4.250	04/01/45	248,999
3,585,000		North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Series 54-A	4.700	07/01/50	3,566,743
1,185,000		North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Series 54-A	4.800	01/01/55	1,185,144
2,090,000		North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Social Series 53-A	4.375	07/01/44	2,084,397
4,325,000		North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Social Series 53-A	4.550	01/01/50	4,300,010
1,795,000		North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 52-A	4.900	07/01/43	1,796,487
2,150,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Aldersgate United Retirement Community Inc., Refunding Series 2017A	5.000	07/01/47	1,454,305

		TOTAL NORTH CAROLINA			14,636,085

		NORTH DAKOTA - 2.6% (1.5% of Total Investments)
9,950,000		Cass County, North Dakota, Health Care Facilities Revenue Bonds, Essential Health Obligated Group, Series 2018B	4.250	02/15/48	8,998,735
4,525,000		Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A	5.000	12/01/42	4,480,999
1,000,000		Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021 - AGM Insured	3.000	12/01/46	736,871

46	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NORTH DAKOTA (continued)
$5,000,000		Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021 - AGM Insured	3.000%	12/01/51	$3,432,509
1,000,000		Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017	5.000	12/01/36	948,917
2,000,000		Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2023A,	5.000	05/01/48	1,963,888
715,000		Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	4.750	05/01/44	688,199
3,000,000		Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/50	2,904,330
3,820,000		North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B	2.500	07/01/44	2,597,638
980,000		North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2022F	4.250	01/01/47	913,452
1,000,000		North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2023A	4.700	07/01/47	996,613
1,500,000		North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2023D	4.500	07/01/43	1,504,324
555,000		North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2023D	4.550	07/01/48	545,210
2,750,000		North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2023F	5.100	07/01/48	2,765,672
1,300,000		North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2024A	4.750	01/01/52	1,277,327
8,300,000		Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/38	7,998,565
1,700,000		Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/43	1,612,271
28,050,000		Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/53	25,913,232
1,741,770	(b)	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013	7.750	09/01/38	182,886

		TOTAL NORTH DAKOTA			70,461,638

		OHIO - 7.5% (4.5% of Total Investments)
2,000,000		Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020	3.000	11/15/40	1,800,310
40,220,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2	11.310	06/01/57	3,848,173
54,795,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	3.000	06/01/48	38,020,190
9,560,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000	06/01/48	8,031,660
25,400,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55	22,197,949
2,750,000		Centerville, Ohio Health Care Improvement Revenue Bonds, Graceworks Lutheran Services, Refunding & Improvement Series 2017	5.250	11/01/37	2,690,760
3,200,000		Centerville, Ohio Health Care Improvement Revenue Bonds, Graceworks Lutheran Services, Refunding & Improvement Series 2017	5.250	11/01/47	2,911,817
4,000,000		County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2018A	5.250	11/15/48	3,918,048
1,165,000		Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne Healthcare Project, Series 2019A	4.000	09/01/40	993,014
1,750,000		Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne Healthcare Project, Series 2019A	4.000	09/01/45	1,400,593

See Notes to Financial Statements	47

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO (continued)
$2,000,000		Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne Healthcare Project, Series 2019A	5.000%	09/01/49	$1,839,715
4,590,000		Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019	5.000	12/01/51	4,156,796
4,065,000		Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A	3.250	12/01/42	3,381,202
4,380,000		Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007 - AGM Insured	5.250	12/01/27	4,590,567
6,000,000		Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007 - AGM Insured	5.250	12/01/31	6,538,074
12,000,000		Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013	5.000	02/15/48	11,322,035
25,880,000		Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A	4.750	06/01/33	26,240,107
490,000		Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020	5.000	01/15/50	492,342
3,270,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A	4.650	09/01/54	3,199,581
1,270,000		Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-3	5.800	02/15/36	1,424,874
20,505,000		Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A	4.750	06/01/33	20,790,317
20,480,000		Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, (Mandatory Put 6/01/22)	4.750	06/01/33	20,764,969
2,930,000		Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A	5.000	11/01/51	2,315,655
1,330,000		Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015	6.000	03/01/45	1,283,853
9,495,000		Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group, Series 2022	6.750	12/01/52	10,169,197

		TOTAL OHIO			204,321,798

		OKLAHOMA - 1.5% (0.9% of Total Investments)
3,965,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/52	3,980,303
20,510,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/57	20,583,192
1,150,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Taxable Series 2022	5.500	08/15/41	1,160,859
1,390,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Taxable Series 2022	5.500	08/15/44	1,376,958
500,000	(c)	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2025B	5.000	03/01/49	500,814
9,800,000		Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.250	01/01/50	10,394,082
2,340,000		Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017	5.250	11/15/45	2,306,909

		TOTAL OKLAHOMA			40,303,117

48	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OREGON - 0.0% (0.0% of Total Investments)
$500,000		Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc., Series 2020A	5.125%	11/15/40	$492,063
220,000		Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc., Series 2020A	5.250	11/15/50	205,369
315,000		Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc., Series 2020A	5.375	11/15/55	294,778

		TOTAL OREGON			992,210

		PENNSYLVANIA - 4.9% (2.9% of Total Investments)
13,660,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	4.000	04/01/44	12,009,119
1,970,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	4.000	04/01/44	1,832,382
2,540,000	(a)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017	5.000	05/01/42	2,397,105
13,235,000		Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, (Mandatory Put 7/01/33)	4.750	01/01/35	13,392,903
9,365,000		Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B	3.750	10/01/47	7,440,581
991,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-2	6.000	06/30/34	1,036,033
13,279,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-3	5.000	06/30/39	12,290,343
6,636,000	(g)	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024B-1	0.000	06/30/44	4,780,896
2,078,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Taxable Series 2024A-1	8.000	06/30/34	2,080,576
2,410,000		Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016	5.125	03/15/36	2,418,844
6,420,000		Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016	5.125	03/15/46	6,063,492
1,000,000		Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Butler Health System Project, Series 2015A	5.000	07/01/39	906,103
9,855,000		Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018 - AGM Insured	4.000	06/01/39	9,079,044
295,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015	5.000	01/01/29	295,053
1,500,000		Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis Homes Retirement Community Project, Refunding Series 2015A	5.000	07/01/45	1,410,117
1,750,000		McCandless IDA, Pennsylvania, University Revenue Bonds Series A and B of 2022 La Roche University	6.750	12/01/46	1,588,428
675,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2024B-1	4.250	11/01/51	622,815
3,500,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-131A	3.100	10/01/44	2,808,770
3,415,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-135A	2.500	10/01/50	2,107,482
4,490,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A	4.600	10/01/44	4,458,747
13,550,000		Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Series 2018A	5.250	12/01/44	13,883,902
3,205,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1	5.000	12/01/45	3,208,657
11,000,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C - AGM Insured	6.250	06/01/33	11,321,868

See Notes to Financial Statements	49

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$15,000,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1	5.000%	12/01/45	$15,008,552

		TOTAL PENNSYLVANIA			132,441,812

		PUERTO RICO - 6.7% (4.0% of Total Investments)
4,933,765		Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged From Cusip 74529JAN5	0.000	08/01/47	1,447,503
9,760,928		Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged From Cusip 74529JAP0	0.000	08/01/54	1,875,561
8,000,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/35	8,138,498
14,625,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/47	13,844,061
10,090,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/33	10,320,986
5,000,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/37	5,067,226
7,510,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	4.000	07/01/42	6,465,876
8,070,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	4.000	07/01/47	6,595,918
2,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/29	1,686,175
49,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/33	34,484
837,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34	821,512
4,729,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.550	07/01/40	4,470,322
53,881,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	17,393,143
2,564,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51	608,715
11,421,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53	10,618,323
16,609,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	15,890,443
723,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019B-2	4.536	07/01/53	635,042
10,684,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	10,045,995
2,485,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	2,336,606
7,061,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	6,517,891
5,761,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/29	5,991,339
3,919,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.750	07/01/31	4,157,713
21,886,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	14,692,602
10,302,336		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/33	9,845,234
8,816,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/35	8,214,199
10,216,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/37	9,376,079
4,799,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/41	4,090,490
1,756,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/46	1,437,654

		TOTAL PUERTO RICO			182,619,590

50	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		RHODE ISLAND - 2.4% (1.5% of Total Investments)
$3,430,000		Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 71	3.100%	10/01/44	$2,752,594
11,005,000		Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2022 Series 76A	2.550	10/01/42	8,083,889
295,135,000		Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A	0.000	06/01/52	53,302,355
2,050,000		Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2015B	4.500	06/01/45	2,050,032

		TOTAL RHODE ISLAND			66,188,870

		SOUTH CAROLINA - 3.1% (1.8% of Total Investments)
175,000		Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2025	4.375	02/01/55	167,352
7,600,000		Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2 - AMBAC Insured	0.000	01/01/31	6,101,618
1,175,000		South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2022B	4.350	07/01/47	1,102,100
965,000		South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2023A	4.900	07/01/48	983,127
980,000		South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2024A	4.625	07/01/49	963,943
2,790,000		South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2024B	4.600	07/01/49	2,741,530
1,995,000		South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2024B	4.625	07/01/54	1,944,369
6,715,000		South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2025A	4.650	07/01/50	6,612,312
890,000		South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Bishop Gadsden Episcopal Retirement Community, Series 2019A	5.000	04/01/49	869,905
1,165,000		South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Bishop Gadsden Episcopal Retirement Community, Series 2019A	4.000	04/01/54	928,175
1,630,000		South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Bishop Gadsden Episcopal Retirement Community, Series 2019A	5.000	04/01/54	1,558,885
395,000	(a)	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020	5.000	01/01/40	359,220
1,000,000	(a)	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020	5.000	01/01/55	825,894
1,000,000		South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc., Refunding Series 2017B	5.000	05/01/37	902,074
750,000		South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc., Refunding Series 2017B	5.000	05/01/42	633,615
28,140,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A	5.000	12/01/50	28,138,998
7,565,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2020A - BAM Insured	3.000	12/01/41	5,861,705
2,620,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2022A	4.000	12/01/52	2,262,644
10,000,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2024B	5.250	12/01/54	10,297,929
9,545,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E	5.250	12/01/55	9,558,275

		TOTAL SOUTH CAROLINA			82,813,670

See Notes to Financial Statements	51

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOUTH DAKOTA - 0.9% (0.5% of Total Investments)
$3,765,000		South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017	5.000%	09/01/40	$3,761,809
6,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2022B	2.500	11/01/42	4,360,045
5,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2024C	4.700	11/01/49	4,957,926
6,250,000	(e)	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Social Series 2023A, (UB)	4.350	11/01/43	6,256,747
4,000,000	(e)	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Social Series 2023A, (UB)	4.550	05/01/48	3,924,627

		TOTAL SOUTH DAKOTA			23,261,154

		TENNESSEE - 0.9% (0.5% of Total Investments)
1,490,000		Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children’s Hospital, Series 2019	4.000	11/15/48	1,249,394
2,645,000	(b)	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A	5.500	07/01/37	1,939,874
4,100,000		Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A, (Mandatory Put 12/01/30)	5.500	10/01/53	4,298,844
830,000		Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2020-3A	2.550	01/01/45	582,858
10,000,000	(e)	Tennessee Housing Development Agency, Residential Finance Program Bonds, Social Series 2023-3A, (UB)	5.350	07/01/48	10,348,841
185,000		Tennessee Housing Development Agency, Residential Finance Program Bonds, Social Series 2024-1A	4.800	07/01/54	184,212
1,000,000		Tennessee Housing Development Agency, Residential Finance Program Bonds, Social Series 2024-2A	4.600	07/01/49	981,692
1,200,000		Tennessee Housing Development Agency, Residential Finance Program Bonds, Social Series 2024-2A	4.650	07/01/54	1,176,084
600,000	(c)	Tennessee Housing Development Agency, Residential Finance Program Bonds, Social Series 2025-1A	5.000	07/01/50	602,504
1,500,000	(e)	Tennessee Housing Development Agency, Residential Finance Program Bonds, Tender Option Bond Trust Series 2023-XL0448, (UB)	4.550	07/01/48	1,473,541
2,000,000		The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B	5.625	09/01/26	2,036,140

		TOTAL TENNESSEE			24,873,984

		TEXAS - 12.7% (7.5% of Total Investments)
2,340,000		Aldine Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2024A	3.000	02/15/42	1,907,854
5,480,000		Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A	5.000	11/15/45	5,483,659
2,500,000		Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding & Improvement Series 2015	5.000	12/01/45	2,348,250
16,280,000	(e)	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2019B, (UB)	5.000	08/15/49	17,506,779
5,000,000		Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2020A	3.500	08/15/50	4,073,633
3,335,000		Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2020E	5.000	01/01/45	3,379,658
5,390,000		Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2021B	5.000	01/01/46	5,461,765
13,685,000	(d)	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, (Pre-refunded 7/01/25)	5.000	01/01/45	13,722,008
6,375,000		Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016	3.375	01/01/41	5,419,841
765,000		Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A	4.350	12/01/42	699,382
685,000		Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A	4.400	12/01/47	602,520

52	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$4,000,000		Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A	5.000%	12/01/45	$3,906,498
300,000		Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016	5.750	09/01/28	303,565
675,000		Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016	6.500	09/01/46	682,120
14,685,000		Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, School Building Series 2025	4.000	02/15/50	13,414,830
12,000,000	(e)	Denton Independent School District, Denton County, Texas, General Obligation Bonds, School Building Series 2023, (UB)	5.000	08/15/53	12,318,355
5,000,000		East Central Independent School District, Bexar County, Texas, General Obligation Bonds, School Building Series 2024	4.000	08/15/54	4,440,961
5,325,000		Ector County, Texas, Certificates of Obligation, Series 2024	4.000	02/15/47	4,957,843
1,260,000		Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT	4.750	05/01/38	1,242,704
6,010,000		Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B	4.750	11/01/42	5,820,342
3,910,000		Grayson County Junior College District, Texas, General Obligation Bonds, Series 2024	4.000	02/15/49	3,543,725
1,000,000		Greater Texoma Utility Authority, Texas, Contract Revenue Bonds, City of Sherman Project Series 2023A - BAM Insured	4.375	10/01/53	946,699
570,000		Greater Texoma Utility Authority, Texas, Contract Revenue Bonds, City of Sherman Project Series 2024 - BAM Insured	4.250	10/01/54	521,947
4,275,000		Greenville, Texas, General Obligation Bonds, Series 2024 - AGM Insured	4.125	02/15/51	3,928,690
3,105,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015	5.000	12/01/45	3,104,835
1,000,000		Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Improvement, Green Series 2023A	4.000	09/15/48	907,507
1,000,000		Harris County, Texas, General Obligation Bonds, Permanent Improvement Series 2024	4.000	09/15/49	906,866
4,080,000	(a),(h)	Harris County, Texas, General Obligtion Toll Road Revenue Bonds, Tender Option Bond Trust 2015-XF0074 - AGM Insured, (IF)	8.943	08/15/32	5,655,734
6,000,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A	0.000	11/15/48	1,802,527
2,295,000		Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A	0.000	12/01/42	920,470
3,000,000		Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A	0.000	12/01/43	1,140,647
3,000,000		Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A	0.000	12/01/44	1,081,305
4,000,000		Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A	0.000	12/01/45	1,372,251
7,165,000		Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A	0.000	12/01/46	2,342,228
7,580,000		Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A	0.000	12/01/47	2,335,165
7,095,000		Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A	0.000	12/01/48	2,064,058
7,550,000		Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A	0.000	12/01/49	2,058,449

See Notes to Financial Statements	53

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$5,140,000		Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A	0.000%	12/01/50	$1,321,627
4,000,000		Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A	0.000	12/01/51	968,716
5,000,000		Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, KIPP, Inc., Refunding Series 2015	4.000	08/15/44	4,547,177
20,290,000		Houston, Texas, General Obligation Bonds, Refunding Series 2024A	5.250	03/01/49	21,382,821
4,090,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/26	3,900,898
4,865,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AGM Insured	0.000	09/01/27	4,466,499
4,715,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2015	5.000	09/01/40	4,717,515
17,000,000	(d)	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2002A - AGM Insured, (ETM)	5.750	12/01/32	19,893,638
2,405,000		Humble Independent School District, Harris County, Texas, General Obligation Bonds, School Building Refunding Series 2025	4.000	02/15/52	2,154,183
4,460,000		Hutto, Texas, Certificates of Obligation Bonds, Combination Tax & Waterworks & Sewer System Revenue Series 2024 - BAM Insured	4.125	08/01/49	4,159,639
940,000		Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015	5.000	08/15/30	942,114
1,275,000		Mansfield Economic Development Corporation, Tarrant, Johnson and Ellis Counties, Texas, Sales Tax Revenue Bonds, Series 2025 - BAM Insured	4.000	08/01/49	1,129,999
13,050,000		Mansfield Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Tax-Exempt New Series 2025	4.000	08/01/54	11,125,841
3,095,000		McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013	5.750	12/01/33	3,099,521
3,125,000		McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013	6.125	12/01/38	3,128,747
1,220,000		New Braunfels, Comal County, Texas, Utility System Revenue Bonds, Refunding Series 2024	4.000	07/01/55	1,098,009
645,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront Living Project, Series 2025A	6.250	10/01/45	629,165
2,335,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016	5.000	11/01/46	1,838,232
6,015,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016	5.000	11/01/51	4,561,188
745,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014	5.500	01/01/43	685,209
210,000	(d)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A, (Pre-refunded 4/01/26)	5.000	04/01/48	213,085
4,530,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A - AGM Insured	4.100	04/01/34	4,480,209
820,000	(d)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project, Series 2016A, (Pre-refunded 4/01/26)	5.000	04/01/48	832,045

54	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$2,590,000	(d)	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, (Pre-refunded 9/01/31)	7.000%	09/01/43	$3,071,558
3,910,000	(d)	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, (Pre-refunded 9/01/31)	6.750	09/01/45	4,655,190
10,000,000		Northwest Independent School District, Denton, Tarrant and Wise Counties, Texas, General Obligation Bonds, School Building Series 2024A	5.000	02/15/49	10,296,664
610,000		Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A	5.125	02/01/39	580,980
1,080,000		Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edward’s University Project, Series 2016	4.000	06/01/41	895,256
15,650,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Christus Health, Series 2022A	4.000	07/01/53	13,732,255
11,540,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A	5.000	02/15/47	11,395,327
3,955,000		Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, NRG Energy, inc. Project, Fixed Rate Series 2012	4.125	12/01/45	3,373,937
2,655,000		Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series 2024A	5.000	01/01/49	2,676,754
2,565,000		Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A	4.250	09/01/43	2,540,824
7,155,000		Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2021A	2.250	09/01/46	4,460,709
6,905,000		Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2021A	2.350	09/01/51	3,985,982
2,415,000		Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2023A	4.600	09/01/43	2,402,659
4,000,000		Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2023C	5.125	09/01/53	4,056,911
5,250,000		Texas Municipal Gas Acquisition and Supply Corporation V, Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put 1/01/34)	5.000	01/01/55	5,461,209
3,500,000		Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A	4.000	12/31/38	3,332,245
2,000,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	06/30/38	1,905,982
2,115,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	12/31/38	2,005,320
4,400,000		Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A - AMBAC Insured	0.000	08/15/25	4,351,189
14,830,000		Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2024A	5.000	10/15/49	15,445,535

		TOTAL TEXAS			344,228,233

		UTAH - 0.7% (0.4% of Total Investments)
510,000	(a)	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds Series 2021A	3.750	03/01/41	426,421
1,095,000	(a)	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds Series 2021A	4.000	03/01/51	853,411
5,085,000	(a)	Downtown East Streetcar Sewer Public Infrastructure District, South Salt Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds, Series 2022A	6.000	03/01/53	4,966,265
3,360,000	(a)	MIDA Military Installation Development Authority Golf and Equestrian Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation Revenue Bonds, Series 2021	4.500	06/01/51	2,508,315

See Notes to Financial Statements	55

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTAH (continued)
$1,500,000	(a)	MIDA Mountain Village Public Infrastructure District, Utah, Subordinate Tax Allocation Revenue Bonds, Series 2024-1	5.125%	06/15/54	$1,362,604
500,000	(a)	Red Bridge Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A	4.375	02/01/51	348,547
2,185,000		Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024A	4.750	01/01/44	2,213,515
650,000		Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024A	5.000	01/01/54	658,270
6,290,000		Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024E	4.700	01/01/50	6,297,591

		TOTAL UTAH			19,634,939

		VERMONT - 0.1% (0.1% of Total Investments)
1,835,000		Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Series 2021A	4.000	05/01/45	1,529,887
1,080,000		Vermont Housing Finance Agency, Multiple Purpose Bonds, Social Series 2023E	4.800	11/01/43	1,072,044

		TOTAL VERMONT			2,601,931

		VIRGIN ISLANDS - 0.2% (0.1% of Total Investments)
1,580,000		Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A - AGM Insured	5.000	10/01/32	1,588,238
4,715,000	(a)	West Indian Company Limited, Virgin Islands, Port Facilities Revenue Bonds WICO Financing Series 2022A	6.375	04/01/52	4,463,109

		TOTAL VIRGIN ISLANDS			6,051,347

		VIRGINIA - 1.8% (1.0% of Total Investments)
11,972,881	(a)	Federal Home Loan Mortgage Corporation, Virginia, Multifamily Variable Rate Certificates Relating to Municipal Securities Class A Green Series 2024M-027	4.759	08/25/41	12,400,531
1,300,000		Hampton Roads Transportation Accountability Commision, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2020A	5.000	07/01/60	1,320,770
1,170,000		Henrico County Economic Development Authority, Virginia, Health Facilities Revenue Bonds, Bon Secours Mercy Health, Series 2025A-VA	5.000	11/01/48	1,175,234
7,980,000		Isle Economic Development Authority, Wight County, Virginia, Health System Revenue Bonds, Riverside Health System Series 2023 - AGM Insured	4.750	07/01/53	7,945,851
1,115,000		James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series 2021A	4.000	12/01/40	967,792
2,690,000		James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series 2021A	4.000	12/01/50	2,062,818
2,000,000	(a)	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018	5.000	09/01/45	1,836,321
1,000,000	(a)	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B	5.250	07/01/35	888,133
1,000,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023C	4.700	07/01/43	1,001,045
1,070,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023C	4.950	01/01/54	1,079,967
3,005,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-4	4.625	07/01/50	2,948,089
790,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-5	4.625	07/01/50	775,038
590,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-I	4.600	10/01/54	572,660
1,200,000	(c)	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2024F-1	5.050	07/01/50	1,211,285
1,125,000	(c)	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2024F-1	5.100	07/01/55	1,144,864
1,500,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2023D	4.700	08/01/48	1,517,799

56	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VIRGINIA (continued)
$1,350,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2024H	4.625%	12/01/49	$1,327,794
1,000,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2024H	4.700	12/01/54	990,951
2,100,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2025A	4.600	09/01/50	2,054,111
2,745,000		Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A	4.000	12/01/49	2,388,315
1,900,000	(a)	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A	8.375	04/01/41	1,823,365

		TOTAL VIRGINIA			47,432,733

		WASHINGTON - 1.9% (1.1% of Total Investments)
5,000,000		Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A	5.000	07/01/38	5,002,683
4,120,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014C	5.000	10/01/44	4,120,506
5,450,000	(a)	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A	5.000	01/01/46	4,940,161
3,650,000	(a)	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A	5.000	01/01/51	3,181,536
7,639,834		Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2021-1 Class A	3.500	12/20/35	7,039,135
9,307,633		Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2024A-1	4.221	03/20/40	8,568,747
21,510,000	(e)	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C - NPFG Insured, (UB)	0.000	06/01/28	19,418,688

		TOTAL WASHINGTON			52,271,456

		WEST VIRGINIA - 0.6% (0.3% of Total Investments)
1,900,000	(a)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A	5.500	06/01/37	1,913,788
430,000	(a)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2021A	4.125	06/01/43	357,678
1,000,000		West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A	5.000	01/01/43	995,061
2,750,000	(e)	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System, Improvement Series 2023A, (UB)	4.250	06/01/47	2,580,102
5,000,000	(e)	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System, Improvement Series 2023A, (UB)	4.375	06/01/53	4,632,236
3,000,000		West Virginia Housing Development Fund, Housing Finance Revenue Bonds, Social Series 2023D	4.600	11/01/43	2,984,925
2,000,000		West Virginia Housing Development Fund, Housing Finance Revenue Bonds, Social Series 2024A	4.550	11/01/49	1,972,805

		TOTAL WEST VIRGINIA			15,436,595

See Notes to Financial Statements	57

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN - 6.2% (3.7% of Total Investments)
$1,750,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A	5.000%	02/01/36	$1,755,591
305,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A	5.125	02/01/46	301,022
1,715,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A	5.000	06/15/49	1,449,619
500,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A	5.125	06/15/47	436,535
1,480,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A	5.125	05/01/36	1,424,465
6,000,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A	5.625	06/15/37	5,782,558
1,000,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A	5.500	06/15/37	1,006,683
1,790,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A	5.625	06/15/47	1,776,415
1,500,000	(a)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian Community School, North Carolina Series 2023A	6.250	06/15/53	1,480,567
420,000	(a)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Mater Academy of Nevada, - East Las Vegas Campus Project, Series 2024A	5.000	12/15/44	401,346
245,000	(a)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Mater Academy of Nevada, - East Las Vegas Campus Project, Series 2024A	5.000	12/15/54	224,396
13,690,000		Public Finance Authority of Wisconsin, Health Care System Revenue Bonds, Cone Health, Series 2022A	4.000	10/01/52	11,977,523
35,100,000	(a)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	7.000	12/01/50	35,547,662
1,700,000	(a),(b)	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A	7.000	10/01/47	170,000
665,000		Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A	5.000	12/01/27	672,762
1,815,000		Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A	5.200	12/01/37	1,847,204
75,000	(a),(d)	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, (Pre-refunded 4/01/30)	5.000	04/01/40	80,661
1,225,000	(a)	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020	5.000	04/01/40	1,194,638
245,000	(a),(d)	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, (Pre-refunded 4/01/30)	5.000	04/01/50	263,493
4,520,000	(a)	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020	5.000	04/01/50	4,164,563
5,625,000	(a)	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A	5.000	06/15/48	5,419,632
4,300,000		Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2024A	5.000	06/15/64	4,082,917
2,500,000		Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C	4.050	11/01/30	2,440,510
7,925,000		Sheboygan Area School District, Manitowoc and Sheboygan Counties, Wisconsin, General Obligation Bonds, Promissory Notes Series 2024	3.500	03/01/44	6,676,487
1,300,000		Sparta Area School District, Monroe County, Wisconsin, General Obligation Bonds, Promissory Notes Series 2024	3.000	03/01/40	1,086,567
1,000,000		Sparta Area School District, Monroe County, Wisconsin, General Obligation Bonds, Promissory Notes Series 2024	3.000	03/01/41	815,415
6,640,000		West Allis-West Milwaukee, et al School District, Wisconsin, General Obligation Bonds, Promissory Notes Series 2025	3.000	04/01/40	5,618,257

58	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$11,000,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012	5.000%	06/01/32	$11,020,079
1,000,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012	5.000	06/01/39	1,001,021
2,405,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021	4.000	10/01/51	1,733,619
3,845,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021	4.000	10/01/61	2,592,872
1,450,000	(a)	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education Obligated Group, Series 2017C	5.250	06/01/40	1,392,897
1,000,000	(b)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017	5.000	08/01/37	670,426
1,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014	5.375	10/01/44	943,179
1,500,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014	5.500	10/01/49	1,399,595
3,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A	5.000	02/15/42	2,984,965
2,275,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021	4.000	01/01/57	1,706,201
1,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A	5.000	07/01/34	1,000,023
1,850,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, Series 2019A	5.000	11/01/54	1,604,234
10,520,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019	4.000	12/15/49	9,109,412
2,565,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014	5.000	12/01/44	2,183,310
1,775,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014	5.250	12/01/49	1,519,750
7,500,000	(e)	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Social Series 2024A, (UB)	4.750	09/01/50	7,537,473
16,935,000		Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Social Series 2024C	4.750	03/01/51	17,014,652
2,800,000		Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A	3.150	11/01/44	2,236,708
3,000,000		Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A	3.200	11/01/49	2,244,300

		TOTAL WISCONSIN			167,992,204

		WYOMING - 0.2% (0.1% of Total Investments)
2,500,000		Wyoming Community Development Authority, Housing Revenue Bonds, 2023 Series 1	4.400	12/01/43	2,508,143
3,585,000		Wyoming Community Development Authority, Housing Revenue Bonds, 2023 Series 3	4.700	12/01/43	3,582,421

		TOTAL WYOMING			6,090,564

		TOTAL MUNICIPAL BONDS (Cost $4,678,836,160)			4,493,128,191

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments)

		CONSUMER DURABLES & APPAREL - 0.0% (0.0% of Total Investments)
359,835	(f)	Cahava Springs Advance	7.500	12/31/26	359,835

		TOTAL CONSUMER DURABLES & APPAREL			359,835

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $359,835)			359,835

		TOTAL LONG-TERM INVESTMENTS (Cost $4,679,195,995)			4,493,488,026

See Notes to Financial Statements	59

Portfolio of Investments April 30, 2025 (continued)

NVG

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 2.8%(1.7% of Total Investments)
		MUNICIPAL BONDS - 2.8% (1.7% of Total Investments)
		KANSAS - 0.4% (0.2% of Total Investments)
$9,375,000	(a),(i)	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Tender Option Bond Trust 2025-XM1214	3.103%	09/01/32	$9,375,000

		TOTAL KANSAS			9,375,000

		MASSACHUSETTS - 0.2% (0.2% of Total Investments)
6,495,000	(i)	Massachusetts Water Resources Authority, General Revenue Refunding Bonds, Variable Rate Demand Obligations Series 2008E	3.050	08/01/37	6,495,000

		TOTAL MASSACHUSETTS			6,495,000

		NEW YORK - 2.2% (1.3% of Total Investments)
6,670,000	(i)	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Adjustable Rate Series AA-1	2.500	06/15/50	6,670,000
20,400,000	(i)	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Adjustable Rate Series AA-2	2.500	06/15/50	20,400,000
16,000,000	(i)	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series E-3	2.500	02/01/45	16,000,000
12,375,000	(i)	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Taxable Subordinate Fiscal 2019 Series A-4	2.500	08/01/45	12,375,000
5,080,000	(i)	New York City, New York, General Obligation Bonds, Fiscal 2015 Series F-6	2.500	06/01/44	5,080,000

		TOTAL NEW YORK			60,525,000

		TOTAL MUNICIPAL BONDS (Cost $76,395,000)			76,395,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $76,395,000)			76,395,000

		TOTAL INVESTMENTS - 168.7% (Cost $4,755,590,995)			4,569,883,026

		FLOATING RATE OBLIGATIONS - (6.7)%			(181,785,000)

		MFP SHARES, NET - (19.1)%(j)			(515,987,220)

		VRDP SHARES, NET - (45.6)%(k)			(1,234,140,481)

		OTHER ASSETS & LIABILITIES, NET - 2.7%			70,580,951

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$2,708,551,276

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

ETM	Escrowed to maturity
IF

Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $570,892,247 or 12.5% of Total Investments.

(b)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c)	When-issued or delayed delivery security.
(d)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f)	For fair value measurement disclosure purposes, investment classified as Level 3.
(g)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h)	Inverse floating rate trust is a non recourse trust.
(i)

Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(j)	MFP Shares, Net as a percentage of Total Investments is 11.3%.

60	See Notes to Financial Statements

(k)	VRDP Shares, Net as a percentage of Total Investments is 27.0%.

See Notes to Financial Statements	61

Portfolio of Investments April 30, 2025

NZF

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 164.7% (100.0% of Total Investments)

		MUNICIPAL BONDS - 164.7% (100.0% of Total Investments)

		ALABAMA - 3.1% (1.9% of Total Investments)
$15,310,000	(a)	Alabama Corrections Institution Finance Authority, Revenue Bonds, Series 2022A, (UB)	5.250%	07/01/52	$15,706,295
8,585,000	(b)	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A	6.000	09/01/45	8,403,379
2,280,000	(a)	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2016B	5.000	11/15/46	2,282,765
2,720,000		Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2016C	5.000	11/15/46	2,723,299
340,000		Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, (AMT)	5.750	10/01/49	340,812
2,945,000	(a)	Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024, (UB)	5.500	10/01/53	3,016,272
3,800,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024B, (AMT)	4.750	12/01/54	3,468,296
24,765,000		Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory Put 5/01/32)	5.000	06/01/49	25,908,462
14,840,000		Southeast Energy Authority, Alabama, Revenue Bonds, Cooperative District Energy Supply Series 2025A, (Mandatory Put 6/01/35)	5.000	01/01/56	15,221,045

		TOTAL ALABAMA			77,070,625

		ARIZONA - 1.4% (0.8% of Total Investments)
2,131,024	(b),(c)	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A	7.000	07/01/41	1,491,716
3,185,000	(b)	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015	5.000	07/15/39	3,047,345
3,830,000		Maricopa County and Phoenix City Industrial Development Authority, Arizona, Single Family Mortgage Revenue Bonds, Series 2024B	4.800	09/01/49	3,863,442
1,500,000		Maricopa County and Phoenix City Industrial Development Authority, Arizona, Single Family Mortgage Revenue Bonds, Series 2024C	4.850	09/01/54	1,502,132
10,000,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, (AMT)	5.000	07/01/47	10,011,047
400,000		Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012, (AMT)	5.000	07/01/27	400,059
950,000		Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012, (AMT)	5.000	07/01/32	950,166
1,790,000	(c)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016	5.375	07/01/46	1,253,000
2,140,000	(c)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016	5.500	07/01/51	1,498,000
2,060,000	(b)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017	6.750	02/01/50	2,091,910
35,000		Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019	5.125	07/01/39	32,848
50,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/32	52,595
7,235,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/37	7,527,465

		TOTAL ARIZONA			33,721,725

62	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARKANSAS - 1.2% (0.7% of Total Investments)
$10,055,000	(b)	Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2022, (AMT)	5.450%	09/01/52	$10,063,014
12,410,000		Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2023, (AMT)	5.700	05/01/53	12,581,210
6,000,000	(b)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, (AMT)	4.500	09/01/49	5,374,199
2,000,000	(b)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, (AMT)	4.750	09/01/49	1,859,546

		TOTAL ARKANSAS			29,877,969

		CALIFORNIA - 19.8% (12.0% of Total Investments)
4,225,000		Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B - AGM Insured	0.000	08/01/28	3,792,337
535,000		Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A	5.000	03/01/41	504,740
1,900,000		Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015	5.000	05/01/38	1,905,541
165,000		Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B	5.000	09/02/36	165,041
4,070,000		Calexico Unified School District, Imperial County, California, General Obligation Bonds, Election of 2004 Series 2005B - FGIC Insured	0.000	08/01/32	3,094,921
6,410,000		Calexico Unified School District, Imperial County, California, General Obligation Bonds, Election of 2004 Series 2005B - FGIC Insured	0.000	08/01/34	4,489,931
19,925,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024C, (Mandatory Put 10/01/32)	5.000	08/01/55	20,895,913
1,510,000	(b)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A	5.000	02/01/50	1,056,501
1,515,000	(b)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A	5.000	08/01/49	1,363,075
1,235,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A	5.000	06/01/36	1,177,304
22,650,000	(a)	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019, (UB)	5.000	11/15/49	22,370,019
3,500,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A	4.000	04/01/45	3,239,980
825,000	(b)	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015	5.375	07/01/45	783,128
34,780,000		California Municipal Finance Authority, Revenue Bonds, Community Health System, Series 2021A - AGM Insured	4.000	02/01/51	32,394,655
2,000,000	(b)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019	5.000	07/01/39	2,030,950
2,000,000	(b)	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016	5.000	06/01/51	1,200,000
2,500,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.250	12/01/44	2,484,989
16,712,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.500	12/01/54	16,525,946
33,780,000	(b)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56	33,741,197

See Notes to Financial Statements	63

Portfolio of Investments April 30, 2025 (continued)

NZF

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$22,205,000	(b)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.500%	12/01/58	$22,355,539
2,186	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.500	07/01/39	2,186
1,476	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H	5.750	07/01/25	1,476
9,955,000		Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 98-2, Series 2005 - FGIC Insured	0.000	09/01/31	7,756,989
14,085,000		Central Valley Energy Authority, California, Commodity Supply Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)	5.000	12/01/55	14,885,852
3,795,000		Colton Joint Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2006C - FGIC Insured	0.000	02/01/37	2,362,280
6,215,000	(b)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2	4.000	10/01/56	4,673,000
2,330,000	(b)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1	3.000	07/01/43	1,777,119
10,145,000	(b)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1	3.125	07/01/56	6,563,348
3,005,000	(b)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-1	3.000	06/01/47	2,041,045
20,855,000	(b)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-2	3.125	06/01/57	12,246,999
15,120,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1	3.000	12/01/49	9,726,190
1,320,000		Davis, California, Special Tax Bonds, Community Facilities District 2015-1 Series 2015	5.000	09/01/40	1,321,522
2,510,000		Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 1, Series 2004B - NPFG Insured	0.000	10/01/28	2,244,250
3,360,000		Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2002A - NPFG Insured	0.000	07/01/27	3,126,764
3,725,000		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A - AGM Insured	0.000	01/15/34	2,716,071
3,000,000		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A	5.800	01/15/26	3,052,458
4,505,000		Foothill-De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series A - NPFG Insured	0.000	08/01/30	3,816,225
2,315,000		Gateway Unified School District, California, General Obligation Bonds, Series 2004B - FGIC Insured	0.000	08/01/32	1,783,077
3,170,000	(e)	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A - AGM Insured, (ETM)	0.000	06/01/26	3,063,821
2,445,000	(a),(b),(e)	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038, (Pre-refunded 6/01/25), (IF)	7.352	06/01/40	2,459,308
1,250,000	(a),(b)	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038, (IF)	7.354	06/01/40	1,257,318
3,190,000		Hillsborough City School District, San Mateo County, California, General Obligation Bonds, Series 2006B	0.000	09/01/27	2,965,113

64	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$5,000,000		Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2005 - NPFG Insured	0.000%	08/01/31	$4,049,138
2,500,000		Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007 - FGIC Insured	0.000	08/01/32	1,940,715
10,000,000	(a)	Irvine Facilities Financing Authority, California, Special Tax Revenue Bonds, Great Park Infrastructure Project Series 2023A - BAM Insured, (UB)	4.000	09/01/58	9,161,133
225,000	(f)	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B (TSFR3M*0.67% + 1.450%)	4.522	11/15/27	226,938
2,155,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Series 2022H, (AMT)	5.000	05/15/42	2,177,220
70,000	(e)	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2021D, (Pre-refunded 11/15/31), (AMT)	4.000	05/15/46	71,698
1,000,000	(e)	Mendocino-Lake Community College District, Mendocino and Lake Counties, California, General Obligation Bonds, Election 2006, Series 2011B, (Pre-refunded 8/01/26) - AGM Insured	5.600	08/01/31	1,034,221
2,335,000	(b)	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2018A	5.000	10/01/42	2,340,954
1,030,000		Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A	5.875	08/01/28	1,109,520
2,320,000	(g)	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A	0.000	08/01/43	2,235,988
8,120,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C	7.000	11/01/34	9,600,421
5,180,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C	6.500	11/01/39	6,156,357
7,735,000		North Orange County Community College District, California, General Obligation Bonds, Election of 2002 Series 2003B - FGIC Insured	0.000	08/01/25	7,674,634
4,180,000		North Orange County Community College District, California, General Obligation Bonds, Election of 2002 Series 2003B - FGIC Insured	0.000	08/01/26	4,019,885
10,885,000		Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2002 Series 2005B - FGIC Insured	0.000	08/01/25	10,793,358
7,750,000		Oxnard Union High School District, Ventura County, California, General Obligation Bonds, Election 2018 Series 2022C	4.000	08/01/47	7,262,613
12,210,000		Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A	6.750	08/01/40	12,884,889
5,000,000		Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A - AGC Insured	7.000	08/01/38	5,494,003
3,200,000		Redlands Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2003 - AGM Insured	0.000	07/01/27	2,955,762
2,755,000		Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2007 - AGM Insured	0.000	07/01/25	2,739,630
22,345,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, International Senior Series 2023B, (AMT)	5.250	07/01/58	22,944,545
6,500,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Senior Series 2023A	5.000	07/01/58	6,694,047
2,750,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A, (AMT)	5.000	07/01/47	2,750,243
2,360,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021B, (AMT)	5.000	07/01/51	2,361,544
6,650,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019A, (AMT)	5.000	05/01/44	6,666,893
25,670,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, (AMT)	5.000	05/01/43	25,732,329

See Notes to Financial Statements	65

Portfolio of Investments April 30, 2025 (continued)

NZF

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$33,485,000	(a)	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, (AMT), (UB)	5.000%	05/01/48	$33,461,872
5,000,000		San Joaquin Hills Transportation Corridor Agency, Orange County, California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A	4.000	01/15/50	4,464,490
860,000		San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B	5.250	01/15/44	860,225
5,760,000		San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015	0.000	08/01/45	1,993,657
37,555,000		Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A	0.000	06/01/47	8,875,448
1,800,000		Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D - FGIC Insured	0.000	08/01/27	1,671,725
4,005,000	(g)	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011B - AGM Insured	0.000	08/01/36	4,473,813

		TOTAL CALIFORNIA			482,294,026

		COLORADO - 7.9% (4.8% of Total Investments)
980,000		Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019	5.000	12/01/51	888,750
1,101,000		Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A	5.500	12/01/36	1,101,282
770,000	(b)	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/37	734,027
2,210,000	(b)	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/47	1,959,570
859,000		Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A	5.000	06/01/37	813,002
5,500,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/34	5,709,927
1,105,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/37	1,129,354
1,105,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/38	1,125,032
5,035,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/39	5,109,208
28,345,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/44	28,131,681
820,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	4.000	08/01/49	709,060
5,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2022A	5.500	11/01/47	5,205,977
8,300,000	(a)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2022A, (UB)	5.250	11/01/52	8,513,245
2,100,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012	4.000	12/01/42	1,853,250
3,655,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, (Pre-refunded 6/01/25)	5.000	06/01/45	3,659,170
2,105,000		Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018	5.875	12/01/46	2,019,691
7,580,000		Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31	4,332,175
35,500,000	(a)	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT), (UB)	5.250	12/01/43	36,004,721
10,695,000	(a)	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT), (UB)	5.000	12/01/48	10,658,311

66	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$13,965,000	(a)	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT), (UB)	5.250%	12/01/48	$14,075,490
1,160,000	(b)	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A	5.250	12/01/39	1,100,680
330,000	(b)	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A	5.250	12/01/39	313,124
10,000,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A	0.000	09/01/41	4,682,028
8,845,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B - NPFG Insured	0.000	09/01/26	8,452,647
7,550,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/29	6,468,789
11,100,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/31	8,783,214
10,000,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/32	7,574,378
4,000,000		E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B - NPFG Insured	0.000	09/01/39	1,956,563
1,125,000		Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014	5.750	12/01/30	1,096,261
1,000,000		Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014	6.000	12/01/38	929,562
825,000		North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A	5.750	12/01/47	793,179
4,945,000		Overlook Park Metropolitan District, Routt County, Colorado, General Obligation Bonds, Limited Tax Senior Series 2023A	7.250	12/01/53	4,872,463
4,310,000		Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019	5.000	12/01/39	3,960,420
490,000	(e)	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, (Pre-refunded 12/01/26)	5.000	12/01/45	502,134
395,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008	6.250	11/15/28	412,034
4,060,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008	6.500	11/15/38	4,744,355
902,000		Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A	5.000	12/01/45	828,433
55,000		Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016	5.250	12/01/40	53,567
105,000		Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds, Refunding Series 2016	5.250	12/01/40	102,264
1,000,000	(b)	West Meadow Metropolitan District, Town of Fraser, Grand County, Colorado, Limited Tax General Obligation Bonds, Senior Series 2023A	6.000	12/01/38	1,008,480
1,000,000	(b)	West Meadow Metropolitan District, Town of Fraser, Grand County, Colorado, Limited Tax General Obligation Bonds, Senior Series 2023A	6.500	12/01/50	1,008,901

		TOTAL COLORADO			193,376,399

		CONNECTICUT - 0.4% (0.3% of Total Investments)
6,345,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2022U	4.000	07/01/52	5,442,973
4,975,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2025A-1	4.650	11/15/51	4,887,849

		TOTAL CONNECTICUT			10,330,822

See Notes to Financial Statements	67

Portfolio of Investments April 30, 2025 (continued)

NZF

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		DISTRICT OF COLUMBIA - 0.9% (0.6% of Total Investments)
$12,230,000		District of Columbia Housing Finance Agency, Multifamily Development Program Revenue Bonds, Series 2024A-1	4.750%	09/01/46	$12,031,154
5,000,000		District of Columbia, Income Tax Secured Revenue Bonds, Series 2019A	4.000	03/01/39	4,806,765
10,000,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B - AGC Insured	0.000	10/01/37	5,742,671

		TOTAL DISTRICT OF COLUMBIA			22,580,590

		FLORIDA - 7.3% (4.4% of Total Investments)
1,005,000		Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A	5.000	09/01/43	976,503
865,000		Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A	5.000	09/01/45	837,505
615,000		Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A	5.375	11/01/36	621,846
665,000		Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016	4.700	05/01/36	659,581
800,000		Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016	4.500	05/01/34	793,195
3,315,000		Brevard County Health Facilities Authority, Florida, Hospital Revenue Bonds, Health First Obligated Group, Series 2022A	5.000	04/01/41	3,415,962
3,000,000		Brevard County Health Facilities Authority, Florida, Hospital Revenue Bonds, Health First Obligated Group, Series 2022A	5.000	04/01/47	3,024,242
4,390,000		Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A	5.000	07/01/50	2,719,941
325,000	(b)	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A	5.000	06/15/39	303,697
150,000	(b)	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, (AMT)	5.000	10/01/49	141,973
120,000		Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1	5.250	11/01/37	121,411
155,000		Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1	5.600	11/01/46	156,590
555,000		Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015	5.250	05/01/35	557,515
615,000		Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015	5.300	05/01/36	618,050
955,000		Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015	5.500	05/01/45	957,243
1,305,000		Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015	5.500	05/01/46	1,307,784
12,505,000		Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A	4.000	08/15/45	10,971,266
6,740,000		Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A	4.000	08/15/50	5,658,949
1,115,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C	5.650	07/01/37	1,126,642
3,385,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C	5.750	07/01/47	3,365,370
1,420,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A	4.750	07/15/36	1,359,507
1,465,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A	5.000	07/15/46	1,345,461

68	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,000,000		Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies Inc., Series 2016A	5.000%	07/01/36	$964,031
6,785,000		Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies Inc., Series 2016A	5.125	07/01/46	6,045,375
900,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A	6.000	06/15/35	900,563
560,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A	6.125	06/15/46	560,072
120,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2020C	5.000	09/15/40	110,937
1,015,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation Inc. Projects, Series 2016A	6.250	06/15/36	1,023,879
2,475,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation Inc. Projects, Series 2016A	6.375	06/15/46	2,487,043
5,000,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/41	4,853,729
4,120,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.250	07/01/47	4,023,576
22,275,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)	5.250	07/01/53	22,382,261
7,500,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.500	07/01/53	7,504,877
17,750,000	(b)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57	18,299,188
320,000		Grand Bay at Doral Community Development District, Miami- Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016	4.750	05/01/36	317,130
4,500,000		Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017A, (AMT)	5.000	10/01/42	4,522,778
12,410,000		Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, (AMT)	5.000	10/01/48	12,423,095
7,665,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2019A, (AMT)	5.000	10/01/49	7,635,779
2,140,000		Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015	5.350	08/01/35	2,159,458
6,495,000		Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health Obligated Group, Inc., Series 2022	4.000	10/01/52	5,594,124
7,500,000		Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2019A	5.000	10/01/47	7,497,808
500,000		Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Jupiter Medical Center, Series 2022	5.000	11/01/52	479,989
5,225,000	(b)	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A	5.000	04/01/51	4,595,948
545,000		Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016	5.000	11/01/46	538,966
90,000		Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016	4.750	11/01/28	91,107
265,000		Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016	5.375	11/01/36	269,820

See Notes to Financial Statements	69

Portfolio of Investments April 30, 2025 (continued)

NZF

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$10,075,000		South Broward Hospital District, Florida, Hospital Revenue Bonds, South Broward Hospital District Obligated Group, Refunding Series 2016A	4.000%	05/01/44	$9,078,451
85,000		South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2	4.350	05/01/26	85,060
100,000		South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2	4.875	05/01/35	100,168
1,350,000		Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A	5.125	07/01/34	1,350,821
1,000,000		Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc. Project, Refunding Series 2015A	5.000	12/01/40	999,998
7,780,000	(a)	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc. Project, Refunding Series 2015A, (UB)	5.000	12/01/44	7,732,358
2,600,000	(a)	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc. Project, Series 2016A, (UB)	5.000	12/01/55	2,564,915
300,000		Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1	5.375	11/01/37	303,241

		TOTAL FLORIDA			178,536,778

		GEORGIA - 2.0% (1.2% of Total Investments)
285,000	(c)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	6.500	01/01/29	114,000
1,205,000		Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A	4.500	11/01/35	987,264
725,000		Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014	5.000	07/01/41	725,011
4,245,000		Brookhaven Development Authority, Georgia, Revenue Bonds, Children’s Healthcare of Atlanta, Inc. Project, Series 2019A	4.000	07/01/49	3,728,497
1,250,000		Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C	4.125	11/01/45	1,113,377
1,250,000		Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D	4.125	11/01/45	1,113,378
1,925,000	(a)	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center Inc. Project, Series 2020	4.000	07/01/50	1,728,275
5,000		Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001 - AGM Insured	5.000	08/01/35	5,004
1,690,000		Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 1993 - NPFG Insured	5.625	10/01/26	1,720,949
8,200,000		Columbia County Hospital Authority, Georgia, Revenue Anticipation Certificates, WellStar Health System, Inc. Project, Series 2023B	5.125	04/01/53	8,283,340
1,000,000		Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020	4.000	03/01/40	943,120
3,485,000		Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2014A	5.000	07/01/44	3,461,223
3,505,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2024C	4.600	12/01/54	3,407,097
3,020,000		Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A - NPFG Insured	4.750	06/01/28	3,072,282
3,000,000		Georgia Ports Authority, Revenue Bonds, Series 2021	4.000	07/01/51	2,720,691
840,000	(b)	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017	5.875	06/15/47	848,759
260,000		Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A	5.500	09/15/26	265,729
1,070,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A	5.000	05/15/43	1,081,193

70	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GEORGIA (continued)
$3,000,000	(b)	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc. Project, Refunding Series 2017A	5.000%	11/01/47	$2,737,898
3,325,000		Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020 - AGM Insured	4.000	12/01/45	3,071,395
3,700,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A	5.500	07/01/60	3,702,016
3,000,000		Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2013A	5.000	10/01/43	3,000,361

		TOTAL GEORGIA			47,830,859

		GUAM - 0.1% (0.0% of Total Investments)
1,805,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/39	1,808,685

		TOTAL GUAM			1,808,685

		HAWAII - 0.1% (0.1% of Total Investments)
2,320,000		Hawaii State, Airport System Revenue Bonds, Series 2015A, (AMT)	5.000	07/01/41	2,325,294

		TOTAL HAWAII			2,325,294

		IDAHO - 0.0% (0.0% of Total Investments)
595,000		Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A	5.000	09/01/32	595,388

		TOTAL IDAHO			595,388

		ILLINOIS - 21.2% (12.9% of Total Investments)
55,000,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	6.000	04/01/46	56,057,177
2,255,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C	5.250	12/01/35	2,254,500
15,500,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B	5.000	12/01/33	15,501,252
8,400,000	(b)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B	7.000	12/01/42	8,693,004
1,800,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A	7.000	12/01/26	1,825,384
51,780,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A	7.000	12/01/44	52,193,883
1,335,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B	6.500	12/01/46	1,352,718
6,210,000	(b)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A	7.000	12/01/46	6,414,791
450,000		Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A - NPFG Insured	0.000	12/01/26	422,029
1,715,000		Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 - NPFG Insured	0.000	12/01/26	1,608,398
1,000,000		Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 - NPFG Insured	0.000	12/01/27	898,817
1,765,000		Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 - NPFG Insured	0.000	12/01/30	1,389,474
2,585,000		Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A - NPFG Insured	0.000	12/01/27	2,323,442
8,565,000		Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A - NPFG Insured	0.000	12/01/31	6,429,053
20,155,000	(a)	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2017, (UB)	5.000	12/01/51	19,699,176
2,430,000		Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A	5.000	12/01/45	2,431,233
6,000,000		Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2022A	5.000	12/01/57	6,014,025

See Notes to Financial Statements	71

Portfolio of Investments April 30, 2025 (continued)

NZF

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$25,755,000		Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999 - NPFG Insured	0.000%	01/01/29	$22,302,553
8,765,000		Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999 - FGIC Insured	0.000	01/01/34	6,024,786
17,310,000		Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999 - FGIC Insured	0.000	01/01/37	10,094,205
350,000		Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C	5.000	01/01/29	351,746
765,000		Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C	5.000	01/01/35	765,531
1,610,000		Chicago, Illinois, General Obligation Bonds, Series 1999	0.000	01/01/30	1,348,617
10,125,000	(a)	Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB)	5.000	01/01/44	9,575,355
5,000,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.500	01/01/53	5,193,507
5,000,000		Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Project, Series 2023A - AGM Insured	5.500	01/01/62	5,214,193
12,190,000		Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A	4.125	05/15/47	10,981,103
800,000	(b)	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A	5.500	12/01/30	802,287
17,770,000		Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016	5.000	12/01/46	17,159,199
20,000,000	(a)	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, (UB)	5.000	12/01/46	19,312,548
3,375,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/44	3,282,817
2,700,000	(a),(e)	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, (Pre-refunded 10/01/25), (UB)	5.000	10/01/46	2,717,320
6,355,000	(b)	Illinois Finance Authority, Surface Freight Transfer Facilities Revenue Bonds, CenterPointJoliet Terminal Railroad Project, Series 2020, (AMT), (Mandatory Put 12/31/34)	4.125	12/01/50	6,193,861
9,395,000		Illinois Housing Development Authority, Revenue Bonds, Social Series 2024A	4.750	10/01/49	9,358,811
1,785,000		Illinois State, General Obligation Bonds, May Series 2020	5.500	05/01/39	1,872,796
7,605,000	(a)	Illinois State, General Obligation Bonds, May Series 2023B, (UB)	5.500	05/01/47	7,837,760
3,100,000		Illinois State, General Obligation Bonds, November Series 2016	5.000	11/01/35	3,127,838
3,000,000		Illinois State, General Obligation Bonds, November Series 2016	5.000	11/01/37	3,019,738
2,400,000		Illinois State, General Obligation Bonds, November Series 2016	5.000	11/01/40	2,403,828
5,795,000		Illinois State, General Obligation Bonds, November Series 2017C	5.000	11/01/29	5,973,712
3,800,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/27	3,931,876
5,000,000		Illinois State, General Obligation Bonds, October Series 2016	5.000	02/01/27	5,128,676
5,350,000		Illinois State, General Obligation Bonds, Refunding April Series 2019B	5.125	09/01/26	5,468,023
5,000,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A	5.000	01/01/40	4,960,821
5,400,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B	5.000	06/15/52	5,260,878
10,000,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A	4.000	06/15/50	8,181,801
13,000,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A	5.000	06/15/50	12,907,358
8,000,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2012B - BAM Insured	0.000	12/15/51	1,963,726
64,110,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A	0.000	12/15/52	14,333,233
2,455,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A	5.000	06/15/53	2,394,234
1,945,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A	5.000	06/15/57	1,894,177
45,000,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1 - AGM Insured	0.000	06/15/43	18,349,033

72	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$2,255,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A - NPFG Insured	5.500%	06/15/29	$2,355,896
8,400,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/30	6,648,822
7,940,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	06/15/33	5,596,092
450,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/34	294,116
12,500,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	06/15/35	7,956,944
10,620,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/35	6,578,373
11,505,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/36	6,718,202
65,000,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/38	33,574,164
38,040,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	06/15/40	17,945,674
3,720,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	06/15/41	1,643,808
4,005,000		Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, (AMT)	5.750	08/01/42	4,004,836

		TOTAL ILLINOIS			518,513,230

		INDIANA - 0.6% (0.3% of Total Investments)
2,000,000	(b)	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A	5.875	06/01/55	1,790,535
1,230,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, (AMT)	5.750	08/01/42	1,229,950
10,000,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E - AMBAC Insured	0.000	02/01/26	9,728,474
1,000,000		Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016	5.750	04/01/36	931,784

		TOTAL INDIANA			13,680,743

		IOWA - 1.2% (0.7% of Total Investments)
5,750,000		Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012	4.750	08/01/42	5,486,425
21,525,000	(e)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32)	5.000	12/01/50	24,032,919

		TOTAL IOWA			29,519,344

		KANSAS - 0.5% (0.3% of Total Investments)
2,085,000		Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019	5.000	03/01/44	2,062,737
3,565,000	(c)	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012	6.000	12/15/32	1,033,850
10,000,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas Health System, Series 2017A	5.000	03/01/47	10,026,213

		TOTAL KANSAS			13,122,800

See Notes to Financial Statements	73

Portfolio of Investments April 30, 2025 (continued)

NZF

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		KENTUCKY - 1.0% (0.6% of Total Investments)
$5,000,000		Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016	5.375%	02/01/36	$5,023,016
435,000		Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016	5.500	02/01/44	435,341
2,355,000		Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2022A, (AMT)	4.700	01/01/52	2,178,419
500,000		Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015	5.750	11/15/45	413,823
2,250,000		Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015	5.750	11/15/50	1,794,371
6,000,000		Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/44	5,954,845
2,510,000		Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/49	2,456,189
1,305,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	07/01/40	1,305,387
1,335,000		Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C	6.750	07/01/43	1,505,649
2,295,000		Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C	6.875	07/01/46	2,596,293
210,000		Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A	4.000	10/01/29	210,015

		TOTAL KENTUCKY			23,873,348

		LOUISIANA - 0.9% (0.5% of Total Investments)
500,000	(b)	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A	5.625	06/15/48	484,722
5,000,000		Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/42	5,010,619
5,610,000	(b)	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)	6.500	07/01/36	5,610,982
10,000	(e)	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Refunding Series 2015A, (Pre-refunded 7/01/25)	5.000	07/01/39	10,025
2,000,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola University of New Orleans Project, Refunding Series 2023A	5.250	10/01/53	1,988,943
3,730,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/46	3,701,354
1,775,000		Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017	5.250	10/01/36	1,864,309
3,000,000		Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017	5.250	10/01/46	3,024,610

		TOTAL LOUISIANA			21,695,564

		MAINE - 0.2% (0.1% of Total Investments)
4,965,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	5.000	07/01/46	4,507,507

		TOTAL MAINE			4,507,507

74	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MARYLAND - 1.5% (0.9% of Total Investments)
$2,795,000		Maryland Economic Development Corporation, Private Activity Revenue Bonds, Purple Line Light Rail Project, Green Series 2022B, (AMT)	5.000%	12/31/41	$2,772,835
2,000,000	(c)	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A	5.000	12/01/31	1,340,000
4,590,000		Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2025A	5.250	07/01/52	4,681,196
7,145,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A	5.500	01/01/46	7,171,673
20,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A	5.000	05/15/45	19,755,298
355,000	(b)	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016	5.000	07/01/46	340,045

		TOTAL MARYLAND			36,061,047

		MASSACHUSETTS - 0.1% (0.1% of Total Investments)
525,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D	5.000	07/01/44	515,489
1,525,000		Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015	4.500	01/01/45	1,391,652

		TOTAL MASSACHUSETTS			1,907,141

		MICHIGAN - 1.7% (1.1% of Total Investments)
645,000		Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013	6.000	10/01/33	621,111
1,250,000		Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013	6.000	10/01/43	1,142,084
9,895,000	(h)	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A - AGM Insured, (UB)	6.000	05/01/29	10,536,413
5,000		Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A - NPFG Insured	4.500	07/01/35	5,002
2,495,000		Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B - NPFG Insured	5.500	07/01/29	2,600,240
5,000		Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B - FGIC Insured	5.000	07/01/36	5,008
10,000		Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2003A - NPFG Insured	5.000	07/01/34	10,017
10,000,000		Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Series 2016A	5.000	11/01/44	9,990,615
6,800,000		Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A	5.000	11/15/48	6,784,155
6,695,000		Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2025A	5.000	12/01/55	6,784,641
5,000,000		Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I	4.000	04/15/54	4,365,300

		TOTAL MICHIGAN			42,844,586

		MINNESOTA - 2.0% (1.2% of Total Investments)
700,000		City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A	5.000	07/01/47	601,259
10,000,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/53	9,639,398
15,830,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.250	02/15/53	15,890,760
7,105,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/58	6,777,612
1,500,000		Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A	5.750	08/01/44	1,500,363
800,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2022A	5.500	07/01/52	738,692

See Notes to Financial Statements	75

Portfolio of Investments April 30, 2025 (continued)

NZF

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MINNESOTA (continued)
$750,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A	5.750%	09/01/46	$753,178
4,000,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A	6.000	09/01/51	4,019,916
6,000,000		Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A	5.000	07/01/32	6,002,954
3,635,000		Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1	5.000	08/01/36	3,636,014

		TOTAL MINNESOTA			49,560,146

		MISSOURI - 2.0% (1.2% of Total Investments)
750,000		Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A	6.000	03/01/33	758,477
55,000		Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A	5.000	03/01/36	55,477
10,090,000		Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, (AMT)	5.000	03/01/46	10,096,942
135,000	(b)	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016	5.000	04/01/46	117,664
12,005,000		Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1 - AMBAC Insured	0.000	04/15/29	10,290,649
650,000	(b)	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B	5.000	02/01/40	616,640
350,000	(b)	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A	5.125	06/01/25	350,203
3,810,000	(b)	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A	5.750	06/01/35	3,505,718
3,695,000	(b)	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A	6.000	06/01/46	3,282,821
1,590,000		Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A	5.000	06/01/30	1,590,224
2,700,000		Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A	5.000	06/01/33	2,699,936
50,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A	5.000	11/15/44	49,507
2,000,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F	5.000	11/15/45	1,972,254
10,920,000		Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024C	4.700	11/01/54	10,719,822
430,000		Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A	5.875	09/01/43	430,018
450,000		Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A	5.000	12/01/35	433,429
130,000		Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A	5.125	12/01/45	116,136
760,000		Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B	6.000	03/01/37	768,897

		TOTAL MISSOURI			47,854,814

76	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEBRASKA - 0.4% (0.2% of Total Investments)
$5,835,000		Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A	5.000%	09/01/42	$6,065,993
3,435,000		Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Series 2017	5.000	11/15/47	3,414,495

		TOTAL NEBRASKA			9,480,488

		NEVADA - 0.2% (0.1% of Total Investments)
4,410,000		Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A	5.000	05/01/48	4,440,506

		TOTAL NEVADA			4,440,506

		NEW HAMPSHIRE - 0.3% (0.2% of Total Investments)
2,995,000	(b)	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, (AMT)	4.875	11/01/42	2,756,897
6,060,000	(b)	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Covenant Health Group Series 2023	4.000	07/01/37	5,003,746

		TOTAL NEW HAMPSHIRE			7,760,643

		NEW JERSEY - 7.2% (4.4% of Total Investments)
1,100,000		New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013 - AGM Insured, (AMT)	5.125	07/01/42	1,101,731
17,580,000	(e)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, (Pre-refunded 12/15/26)	5.500	06/15/31	18,277,432
40,000	(e)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, (Pre-refunded 6/15/25), (UB)	5.250	06/15/40	40,087
755,000	(a),(e)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, (Pre-refunded 6/15/25), (UB)	5.250	06/15/40	756,635
1,000,000	(e)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)	5.000	06/15/36	1,031,814
10,000,000	(e)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)	5.000	06/15/41	10,318,137
2,175,000	(e)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, (Pre-refunded 6/15/27)	5.000	06/15/42	2,271,461
16,000,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019LLL	5.000	06/15/49	16,120,803
1,415,000		New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)	5.250	09/15/29	1,415,068
2,900,000		New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2022BB	4.000	06/15/41	2,719,093
19,650,000	(e)	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)	5.000	06/15/48	22,090,740
15,280,000	(a)	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2023BB, (UB)	5.250	06/15/50	15,836,676
3,130,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A	0.000	12/15/28	2,747,333
3,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A	0.000	12/15/31	2,336,944
12,715,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A	0.000	12/15/33	9,044,651
610,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A	0.000	12/15/34	412,833
2,480,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A	0.000	12/15/40	1,211,207
10,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AGM Insured	0.000	12/15/33	7,143,505
20,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AMBAC Insured	0.000	12/15/36	12,180,394
19,175,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2008A	0.000	12/15/35	12,304,876

See Notes to Financial Statements	77

Portfolio of Investments April 30, 2025 (continued)

NZF

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW JERSEY (continued)
$15,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A	0.000%	12/15/39	$7,708,511
8,595,000	(a)	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, (UB)	5.000	12/15/34	8,885,922
1,595,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/46	1,574,472
18,060,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B	5.000	06/01/46	17,532,399

		TOTAL NEW JERSEY			175,062,724

		NEW YORK - 21.8% (13.3% of Total Investments)
3,400,000		Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009	0.000	07/15/44	1,280,687
12,020,000		Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009	0.000	07/15/46	4,009,320
450,000		Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015	5.250	07/01/35	439,582
200,000	(c)	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014	5.000	11/01/39	120,000
470,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015	5.500	09/01/45	470,508
18,000,000		Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center Series 2022-1A	4.000	07/01/51	16,172,122
15,270,000	(b)	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A	5.500	12/01/46	12,652,378
5,000,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E	4.000	03/15/48	4,576,051
7,250,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	5.000	07/01/46	7,158,061
81,270,000	(b)	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005C	0.000	06/01/50	9,927,634
6,280,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	5.250	11/15/55	6,414,266
4,210,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B	5.000	11/15/34	4,277,064
3,320,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B	5.000	11/15/37	3,352,736
1,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015F	5.000	11/15/35	1,002,020
5,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D	5.000	11/15/32	5,157,504
6,000,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Green Sustainable Development Series 2024F-1-A	4.550	11/01/54	5,878,690
6,895,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series FF-2	4.000	06/15/41	6,539,938
10,000,000	(a)	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series AA	4.000	06/15/40	9,527,912
9,750,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series CC-1	4.000	06/15/49	8,775,693
5,000,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series GG-1	4.000	06/15/50	4,573,904
10,000,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2022 Series AA-1	4.000	06/15/51	9,115,902

78	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$2,500,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2025 Series BB	5.250%	06/15/55	$2,641,143
5,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1	5.000	02/01/43	5,024,961
11,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Series 2024C	5.250	05/01/48	11,605,436
10,000,000		New York City, New York, Educational Construction Fund Revenue Bonds, Series 2021B	5.000	04/01/52	10,237,343
5,750,000		New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1	5.000	03/01/40	5,886,733
2,860,000		New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1	5.000	08/01/47	2,930,340
61,665,000	(b)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000	11/15/44	61,399,286
5,700,000	(b)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014	5.150	11/15/34	5,701,172
7,525,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A	5.250	01/01/56	7,549,438
8,265,000		New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C	5.000	03/15/47	8,476,965
14,650,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/46	14,352,755
68,360,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.250	01/01/50	67,794,649
49,350,000		New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT)	5.500	12/31/60	50,133,002
1,105,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/26	1,105,118
28,700,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/31	28,703,123
7,085,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.250	08/01/31	7,338,060
19,545,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.000	06/30/60	18,771,860
3,945,000	(a)	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT), (UB)	6.000	06/30/54	4,137,484
15,465,000	(a)	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT), (UB)	5.375	06/30/60	15,510,267
5,350,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/31	5,421,814
2,100,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	5.000	10/01/40	2,104,847
13,750,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	5.625	04/01/40	14,241,763
3,000,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Eighth Series 2016	5.250	11/15/56	3,015,297

See Notes to Financial Statements	79

Portfolio of Investments April 30, 2025 (continued)

NZF

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$14,500,000		Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2021B-2	0.000%	06/01/66	$1,356,968
2,320,000		Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2015B	5.000	11/15/45	2,332,221
30,000,000	(a)	Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox- City Sales Tax Series 2023A, (UB)	4.500	05/15/63	28,598,163
11,235,000		Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox- City Sales Tax, Series 2024A-1	4.125	05/15/64	9,872,180
2,150,000		TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/48	1,942,694
9,705,581		Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2014A	5.000	11/01/44	9,031,605
3,640,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016	5.000	11/01/46	3,323,100
565,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2023	6.250	11/01/52	613,525

		TOTAL NEW YORK			532,575,284

		NORTH CAROLINA - 0.2% (0.1% of Total Investments)
5,000,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019	5.000	01/01/49	4,967,421

		TOTAL NORTH CAROLINA			4,967,421

		NORTH DAKOTA - 2.3% (1.4% of Total Investments)
1,075,000		Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021	4.000	12/01/46	900,431
10,315,000		Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/43	9,782,691
10,950,000		Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/48	10,259,354
37,840,000		Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/53	34,957,459

		TOTAL NORTH DAKOTA			55,899,935

		OHIO - 9.0% (5.5% of Total Investments)
1,430,000		American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Green Series 2016A	5.000	02/15/46	1,432,757
28,980,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2	11.310	06/01/57	2,772,751
9,495,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55	8,298,013
3,250,000		Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017	5.000	12/01/37	3,272,592
7,200,000		Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017	5.000	12/01/47	7,051,403
2,500,000		Clark-Shawnee Local School District, Clark County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2017	5.000	11/01/54	2,514,254
6,500,000		Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health Facilities Authority, Hospital Revenue Bonds, Series 2019B	4.000	01/01/46	6,031,622
2,000,000		Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2 - NPFG Insured	0.000	11/15/28	1,752,379
6,895,000		Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2 - NPFG Insured	0.000	11/15/32	5,021,506
2,155,000		Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2 - NPFG Insured	0.000	11/15/34	1,425,195

80	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO (continued)
$165,000	(e)	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement, Refunding Series 2006 - AGM Insured, (ETM)	0.000%	12/01/27	$151,382
4,145,000		Columbus City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement, Refunding Series 2006 - AGM Insured	0.000	12/01/27	3,809,676
5,615,000		Columbus City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement, Refunding Series 2006 - AGM Insured	0.000	12/01/28	4,981,058
220,000	(e)	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement, Refunding Series 2006 - AGM Insured, (ETM)	0.000	12/01/28	195,024
670,000	(b)	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Easton Project, Series 2020	5.000	06/01/28	670,366
19,495,000		Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth System, Series 2017	5.500	02/15/52	19,473,035
20,650,000		Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth System, Series 2017	5.500	02/15/57	20,472,815
2,400,000		Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013	5.000	06/15/43	2,032,878
1,010,000		Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019	5.000	12/01/34	1,010,550
1,000,000		Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019	5.000	12/01/44	934,040
4,780,000		Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019	5.000	12/01/51	4,328,863
10,000,000		Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015	5.000	05/15/40	10,003,086
1,730,000		Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH	5.000	12/01/46	1,733,179
2,500,000		Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018	5.000	06/01/43	2,537,899
8,020,000		Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc. Obligated Group Project, Series 2017A	5.000	08/15/47	7,935,603
5,565,000		Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B - AGM Insured	0.000	12/01/28	4,884,826
1,000,000		Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding and Improvement Series 2022	5.000	12/01/42	1,027,624
4,500,000		Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007 - AGM Insured	5.250	12/01/31	4,903,555
6,105,000		Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013	5.000	02/15/44	5,839,807
1,600,000		Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2017	4.000	11/15/43	1,518,725
2,845,000		Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D	3.375	08/01/29	2,721,727
1,250,000		Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, John Carroll University 2022 Project, Series 2022	4.000	10/01/42	1,064,863
1,250,000		Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, John Carroll University 2022 Project, Series 2022	4.000	10/01/47	1,018,098
950,000		Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project - Joint Venture 5, Series 2001 - NPFG Insured	0.000	02/15/29	822,858
5,000,000		Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-2	0.000	02/15/37	3,000,756

See Notes to Financial Statements	81

Portfolio of Investments April 30, 2025 (continued)

NZF

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO (continued)
$11,260,000		Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-2	0.000%	02/15/38	$6,386,142
5,000,000		Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-2	0.000	02/15/40	2,515,203
27,880,000		Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A	4.750	06/01/33	28,267,936
22,820,000		Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, (Mandatory Put 6/01/22)	4.750	06/01/33	23,137,529
1,500,000		Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Kestrel Verifiers, Green Series 2021A	5.000	12/01/46	1,557,144
4,250,000		Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement, Series 2023	5.250	12/01/59	4,434,070
1,845,000		Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A - AGM Insured	4.250	12/01/36	1,845,330
480,000	(b)	Port of Greater Cincinnati Development Authority, Ohio, Public Improvement TOT Revenue Bonds, Series 2021	4.250	12/01/50	438,604
385,000		Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A	6.000	12/01/50	372,706
980,000		Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A	5.000	11/01/51	774,519
1,500,000		Springboro Community City School District, Warren County, Ohio, General Obligation Bonds, Refunding Series 2007	5.250	12/01/32	1,653,302
1,000,000		Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015	6.000	03/01/45	965,303

		TOTAL OHIO			218,992,553

		OKLAHOMA - 2.8% (1.7% of Total Investments)
12,690,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.250	08/15/43	12,825,514
9,715,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.250	08/15/48	9,759,385
18,235,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/52	18,305,380
16,570,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/57	16,629,132
1,550,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Taxable Series 2022	5.500	08/15/41	1,564,636
7,700,000		Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.500	01/01/54	8,299,631
1,500,000		Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, (AMT), (Mandatory Put 6/01/25)	5.000	06/01/35	1,498,905

		TOTAL OKLAHOMA			68,882,583

		OREGON - 0.3% (0.2% of Total Investments)
7,330,000		Port of Portland, Oregon, International Airport Revenue Bonds, Series 2020-27A, (AMT)	5.000	07/01/45	7,344,132
1,150,000	(b)	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green Series 2019B	5.000	11/01/36	1,199,611

		TOTAL OREGON			8,543,743

82	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA - 9.3% (5.7% of Total Investments)
$380,000		Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, (AMT)	5.750%	08/01/42	$379,984
7,355,000	(b)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017	5.000	05/01/42	6,941,222
11,700,000		Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, (Mandatory Put 7/01/33)	4.750	01/01/35	11,839,589
2,030,000		Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B	3.750	10/01/47	1,612,854
1,236,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-2	6.000	06/30/34	1,292,167
16,570,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-3	5.000	06/30/39	15,336,319
8,280,000	(g)	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024B-1	0.000	06/30/44	5,965,313
2,594,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Taxable Series 2024A-1	8.000	06/30/34	2,597,216
2,405,000		Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018	5.000	06/01/34	2,461,863
700,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015	5.000	01/01/38	699,976
8,710,000		Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020A	4.000	04/01/39	8,357,308
5,085,000		Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020A	4.000	04/01/50	4,372,644
5,000,000		Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020A	5.000	04/01/50	5,004,507
15,220,000	(a)	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2019A, (UB)	5.000	07/01/44	15,131,499
20,335,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B	5.000	05/01/52	19,900,220
9,400,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B	5.000	05/01/57	9,126,674
2,205,724	(c)	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2	2.200	06/30/27	970,518
1,214,992	(c)	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, (cash 5.000%, PIK 5.000%)	0.900	06/30/27	218,699
4,135,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, (AMT)	5.500	11/01/44	4,141,800
19,250,000		Pennsylvania Economic Development Financing Authority, Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major Bridges Package One Project, Series 2022, (AMT)	5.750	06/30/48	19,807,083
24,890,000	(a)	Pennsylvania Economic Development Financing Authority, Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major Bridges Package One Project, Series 2022 - AGM Insured, (AMT), (UB)	5.000	12/31/57	24,273,383
24,005,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2024B-2	4.375	11/01/54	20,852,860
4,660,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019	4.000	08/15/49	4,095,792
4,400,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Trustees, Series 2025A	5.000	02/15/55	4,538,151
30,355,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-146A	4.750	04/01/53	30,087,199

See Notes to Financial Statements	83

Portfolio of Investments April 30, 2025 (continued)

NZF

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$3,000,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E	6.000%	12/01/30	$3,187,359
4,000,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Sciences in Philadelphia, Series 2017	5.000	11/01/47	3,961,475
735,000		The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A	5.000	11/15/28	735,178

		TOTAL PENNSYLVANIA			227,888,852

		PUERTO RICO - 7.2% (4.4% of Total Investments)
75,000,000		Children’s Trust Fund, Puerto Rico, Tobacco Settlement Asset- Backed Bonds, Series 2008A	0.000	05/15/57	4,565,138
1,804,623		Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged From Cusip 74529JAP0	0.000	08/01/54	346,758
1,595,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A	5.000	07/01/37	1,619,389
16,000,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/35	16,276,995
5,255,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/47	4,974,396
8,180,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/33	8,367,262
2,745,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/37	2,781,907
5,785,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	4.000	07/01/42	4,980,705
6,055,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34	5,942,954
46,230,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51	10,975,390
2,260,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53	2,101,166
108,619,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	103,919,805
1,780,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A	4.550	07/01/40	1,682,633
493,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.536	07/01/53	433,023
529,318		Puerto Rico, General Obligation Bonds, Clawback Highway Transportation Authority Claims Taxable Series 2022	0.000	11/01/51	324,869
8,007,861		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/41	6,825,604

		TOTAL PUERTO RICO			176,117,994

		RHODE ISLAND - 0.2% (0.1% of Total Investments)
21,570,000		Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A	0.000	06/01/52	3,895,613

		TOTAL RHODE ISLAND			3,895,613

		SOUTH CAROLINA - 4.8% (2.9% of Total Investments)
21,570,000		Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2 - AMBAC Insured	0.000	01/01/30	18,051,579
7,220,000		South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2023B	4.850	07/01/48	7,333,788
5,000,000		South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2025A	4.700	01/01/55	4,954,561
32,615,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	4.250	11/01/47	31,098,027
8,045,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	4.500	11/01/54	7,585,149
9,985,000	(a)	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, (UB)	5.000	05/01/43	9,900,617

84	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOUTH CAROLINA (continued)
$8,560,000	(a)	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, (UB)	5.000%	05/01/48	$8,473,746
4,915,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A	5.000	12/01/50	4,914,825
4,915,000	(a)	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, (UB)	5.000	12/01/50	4,914,825
7,500,000	(a)	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016B, (UB)	5.000	12/01/46	7,506,671
10,295,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2022A	5.000	12/01/55	10,326,721
2,585,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E	5.250	12/01/55	2,588,595

		TOTAL SOUTH CAROLINA			117,649,104

		SOUTH DAKOTA - 0.2% (0.1% of Total Investments)
4,455,000		South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015	5.000	11/01/45	4,458,326

		TOTAL SOUTH DAKOTA			4,458,326

		TENNESSEE - 1.3% (0.8% of Total Investments)
1,000,000	(b)	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A	5.125	12/01/42	932,417
4,000,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1	4.000	08/01/44	3,618,857
21,500,000	(a)	Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured, (UB)	5.250	07/01/53	22,429,647
5,000,000		Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019B, (AMT)	5.000	07/01/54	4,979,185

		TOTAL TENNESSEE			31,960,106

		TEXAS - 11.1% (6.7% of Total Investments)
3,135,000		Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding & Improvement Series 2015	5.250	12/01/35	3,137,234
3,340,000		Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding & Improvement Series 2015	5.000	12/01/40	3,190,008
9,000,000	(a)	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2023	4.000	02/15/53	8,030,918
480,000		Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016	6.250	09/01/35	485,964
455,000		Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016	6.500	09/01/46	459,799
21,000,000		Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds, School Building Series 2023	4.250	02/01/53	19,673,489
1,000,000		Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT	4.750	05/01/38	986,273
150,000		Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B	4.750	11/01/42	145,267
5,000,000		Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 2024	4.250	02/15/50	4,696,089
10,000,000		Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, (AMT)	8.000	04/01/28	10,009,998
295,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/41	132,887

See Notes to Financial Statements	85

Portfolio of Investments April 30, 2025 (continued)

NZF

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$590,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000%	11/15/42	$250,096
1,000,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/43	399,432
2,000,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/44	753,461
2,600,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/45	926,832
4,180,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/53	937,406
605,000	(e)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG Insured	0.000	11/15/37	330,343
1,315,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured	0.000	11/15/37	667,501
40,500,000		Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG Insured	0.000	11/15/40	17,067,854
2,000,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, (AMT)	5.000	07/15/35	1,968,482
235,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, (AMT)	5.000	07/01/29	234,997
3,105,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/37	3,146,912
28,305,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/28	24,907,486
5,000,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/30	4,038,535
5,765,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B - AMBAC Insured	0.000	09/01/31	4,449,792
6,000,000	(e)	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2001B - NPFG Insured, (ETM)	5.500	12/01/29	6,381,180
7,500,000	(e)	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2002A - AGM Insured, (ETM)	5.750	12/01/32	8,776,605
3,500,000		Hutto, Texas, Certificates of Obligation Bonds, Combination Tax & Waterworks & Sewer System Revenue Series 2024 - BAM Insured	4.250	08/01/54	3,273,487
2,605,000		Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation Bonds, Refunding Series 2024	4.000	02/15/45	2,456,175
720,000		Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015	5.000	08/15/35	720,034
2,505,000		Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997 - AMBAC Insured, (AMT)	5.125	11/01/28	2,588,856
8,630,000	(b)	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)	4.625	10/01/31	8,566,032
825,000	(c)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	07/01/47	796,427
6,330,000	(e)	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, (Pre-refunded 9/01/31)	7.000	09/01/43	7,506,936

86	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$9,130,000	(e)	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, (Pre-refunded 9/01/31)	6.750%	09/01/45	$10,870,046
10,000,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D - AGC Insured	0.000	01/01/28	9,081,861
1,570,000		Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A	5.000	02/01/34	1,520,559
1,000,000	(c)	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012	3.000	12/15/47	460,000
595,000		Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D	6.250	12/15/26	611,540
1,800,000		Texas Private Activity Bond Surface Transpiration Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2023, (AMT)	5.500	12/31/58	1,846,346
300,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.500	06/30/42	308,909
1,660,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.500	06/30/43	1,702,382
90,930,000		Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, (AMT)	5.000	06/30/58	88,382,887
3,600,000		Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A - AMBAC Insured	0.000	08/15/25	3,560,064

		TOTAL TEXAS			270,437,381

		UTAH - 0.1% (0.1% of Total Investments)
1,945,000	(b),(c)	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, (AMT)	8.000	12/01/39	1,856,009

		TOTAL UTAH			1,856,009

		VIRGINIA - 3.6% (2.2% of Total Investments)
12,000,000		Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016	5.000	07/01/51	11,884,632
22,405,000	(a)	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, (UB)	5.000	07/01/51	22,189,598
2,000,000		Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1	5.000	06/01/47	1,792,919
1,250,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-5	4.650	07/01/55	1,222,700
8,995,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/49	8,749,603
16,520,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/52	15,855,860
27,570,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/56	26,195,087

		TOTAL VIRGINIA			87,890,399

		WASHINGTON - 3.1% (1.9% of Total Investments)
590,000		Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999 - FGIC Insured	4.750	02/01/28	591,863
105,000		Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013	5.750	04/01/43	98,509
6,065,000		Washington Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Refunding Series 2015	4.000	07/01/36	5,792,399
10,420,000	(a)	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015A, (UB)	5.000	08/15/45	10,283,230
10,500,000		Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2017B	4.000	08/15/41	9,559,940

See Notes to Financial Statements	87

Portfolio of Investments April 30, 2025 (continued)

NZF

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WASHINGTON (continued)
$10,785,000	(a)	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014C, (UB)	5.000%	10/01/44	$10,786,325
21,320,000	(a)	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D, (UB)	5.000	10/01/38	21,326,863
2,000,000		Washington Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Center Alliance, Series 2020	4.000	09/01/45	1,783,257
14,875,000	(a)	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Center Alliance, Series 2020, (UB)	5.000	09/01/55	14,539,643

		TOTAL WASHINGTON			74,762,029

		WEST VIRGINIA - 0.3% (0.2% of Total Investments)
6,000,000		West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2023B	6.000	09/01/48	6,487,283

		TOTAL WEST VIRGINIA			6,487,283

		WISCONSIN - 1.7% (1.0% of Total Investments)
25,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A	5.000	06/15/37	23,460
1,000,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A	5.125	05/01/36	962,476
5,545,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A	5.000	06/15/36	4,942,189
4,430,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A	5.000	06/15/46	3,499,871
79,862	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/47	2,269
69,810	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/48	1,866
68,693	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/49	1,720
66,459	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/50	1,537
65,342	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/51	1,423
84,889	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/52	1,712
83,772	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/53	1,593
80,979	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/54	1,441
79,304	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/55	1,329
77,628	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/56	1,232
4,224,917	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	5.500	07/01/56	3,044,054
86,006	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/57	1,280

88	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$83,772	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000%	01/01/58	$1,175
81,538	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/59	1,082
79,862	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/60	992
78,745	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/61	918
76,511	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/62	841
74,836	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/63	778
73,161	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/64	722
72,044	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/65	665
77,628	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/66	662
934,897	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/67	7,205
69,385	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/46	2,140
68,408	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/47	1,944
67,919	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/48	1,815
67,431	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/49	1,689
66,454	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/50	1,537
72,806	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/51	1,586
1,874,234	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	3.750	07/01/51	1,259,550
72,317	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/52	1,458
71,340	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/53	1,356
70,851	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/54	1,261
69,874	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/55	1,171

See Notes to Financial Statements	89

Portfolio of Investments April 30, 2025 (continued)

NZF

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$68,897	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000%	01/01/56	$1,093
68,408	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/57	1,018
67,431	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/58	946
66,942	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/59	889
66,454	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/60	825
65,476	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/61	764
64,988	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/62	714
64,010	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/63	665
63,522	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/64	627
63,033	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/65	582
62,056	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/66	529
808,203	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/67	6,229
500,000	(b)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian Community School, North Carolina Series 2023A	6.250	06/15/48	500,663
1,200,000		Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, (AMT)	4.000	08/01/35	1,128,776
1,690,000	(b),(c)	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A	6.250	08/01/27	1,635,075
1,350,000	(b)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	7.000	12/01/50	1,367,218
160,000		Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A	5.200	12/01/37	162,839
2,905,000		Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A	5.000	07/01/35	2,904,764
1,000,000		Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C	4.300	11/01/30	981,103
1,000,000		Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A	0.000	12/15/31	764,449
2,105,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012	5.000	06/01/32	2,108,842
2,500,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012	5.000	06/01/39	2,502,553
12,650,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A	5.000	11/15/39	12,707,331

90	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$1,120,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014	5.250%	10/01/39	$1,087,562

		TOTAL WISCONSIN			41,646,055

		WYOMING - 0.2% (0.1% of Total Investments)
4,660,000		Wyoming Community Development Authority, Housing Revenue Bonds, 2024 Series 1	4.700	12/01/49	4,620,407

		TOTAL WYOMING			4,620,407

		TOTAL MUNICIPAL BONDS (Cost $4,018,748,520)			4,019,764,868

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments)

		CONSUMER DURABLES & APPAREL - 0.0% (0.0% of Total Investments)
243,974	(d)	Cahava Springs Advance	7.500	12/31/26	243,974

		TOTAL CONSUMER DURABLES & APPAREL			243,974

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $243,974)			243,974

		TOTAL LONG-TERM INVESTMENTS (Cost $4,018,992,494)			4,020,008,842

		FLOATING RATE OBLIGATIONS - (14.9)%			(363,825,000)

		MFP SHARES, NET - (26.2)%(i)			(640,174,241)

		VRDP SHARES, NET - (27.6)%(j)			(673,862,828)

		OTHER ASSETS & LIABILITIES, NET - 4.0%			98,138,228

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$2,440,285,001

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF

Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TSFR3M	CME Term Secured Overnight Financing Rate 3 Month
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $386,569,954 or 9.6% of Total Investments.

(c)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(g)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h)	Inverse floating rate trust is a non recourse trust.
(i)	MFP Shares, Net as a percentage of Total Investments is 15.9%.
(j)	VRDP Shares, Net as a percentage of Total Investments is 16.8%.

See Notes to Financial Statements	91

Portfolio of Investments April 30, 2025

NMZ

(Unaudited)

SHARES		DESCRIPTION			VALUE

		LONG-TERM INVESTMENTS - 162.7% (100.0% of Total Investments)

		COMMON STOCKS - 0.0% (0.0% of Total Investments)

		MATERIALS - 0.0% (0.0% of Total Investments)
39	(a),(b)	PALOUSE FIBER HOLDINGS			$0

		TOTAL MATERIALS			0

		TOTAL COMMON STOCKS (Cost $5,850)			0

SHARES		DESCRIPTION			VALUE

		EXCHANGE-TRADED FUNDS - 1.4% (0.9% of Total Investments)
675,000		Nuveen High Yield Municipal Bond ETF			16,516,238

		TOTAL EXCHANGE-TRADED FUNDS (Cost $16,995,750)			16,516,238

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MUNICIPAL BONDS - 161.3% (99.1% of Total Investments)

		ALABAMA - 3.2% (1.9% of Total Investments)
$182,352	(c),(d)	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable Series 2017C	1.000%	09/01/37	2
1,000,000	(c),(d)	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A	6.750	09/01/37	700,000
212,352	(c),(d)	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series 2017B	6.750	09/01/37	148,646
2,000,000	(d)	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A	6.000	09/01/45	1,957,689
2,500,000		Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A	5.000	07/01/48	2,511,108
785,000		Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Green Series 2020, (AMT), (Mandatory Put 11/01/30)	6.375	11/01/50	863,298
13,765,000		Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, (AMT)	5.750	10/01/49	13,797,886
6,430,000	(e)	Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024, (UB)	5.250	10/01/49	6,487,764
250,000		MidCity Improvement District, Alabama, Special Assessment Revenue Bonds, Series 2022	4.750	11/01/49	205,759
1,200,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024A, (AMT)	5.000	06/01/54	1,140,040
1,810,000	(d)	Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects, Series 2020	4.000	11/01/45	1,576,994
1,000,000		Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory Put 5/01/32)	5.000	06/01/49	1,046,173
3,905,000	(e)	Southeast Energy Authority, Alabama, Revenue Bonds, Cooperative District Energy Supply Series 2025A, (Mandatory Put 6/01/35), (UB)	5.000	01/01/56	4,005,268
3,450,000	(d)	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A	5.250	05/01/44	3,369,221

		TOTAL ALABAMA			37,809,848

		ALASKA - 1.3% (0.8% of Total Investments)
5,000,000	(e)	Anchorage, Alaska, Port Revenue Bonds, Series 2024A, (AMT), (UB)	4.500	02/01/60	4,525,547
12,500,000	(e)	Anchorage, Alaska, Port Revenue Bonds, Series 2024A, (AMT), (UB)	4.375	02/01/65	11,300,660

		TOTAL ALASKA			15,826,207

92	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARIZONA - 3.4% (2.1% of Total Investments)
$400,000	(d)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Christian University Project, Series 2019A	5.500%	10/01/40	$357,427
800,000	(d)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Christian University Project, Series 2019A	5.625	10/01/49	683,953
10,000,000	(d)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series 2021A	5.000	07/01/51	8,607,259
900,000	(d)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series 2021C	6.000	07/01/29	892,112
10,100,000	(d)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Projects, Series 2021B	5.000	07/01/51	8,693,332
2,765,000	(d)	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1	4.150	12/01/57	1,852,167
2,590,000	(d)	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident Group Falcon Properties LLC, Project, Subordinate Series 2022B	5.750	12/15/57	1,902,157
1,000,000	(c),(d)	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A	6.500	06/01/50	700,000
985,000	(d)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A	5.750	01/01/50	829,867
3,000,000	(c),(d)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020	5.000	07/01/49	2,100,000
245,000	(c)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016	5.250	07/01/36	171,500
400,000	(c)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016	5.375	07/01/46	280,000
475,000	(c)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016	5.500	07/01/51	332,500
1,000,000	(c),(d)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019	5.875	07/01/51	700,000
290,000	(d)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020	5.000	06/15/35	282,267
100,000		Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019	5.125	07/01/39	93,850
7,500,000	(d)	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.500	12/01/37	7,759,156
2,000,000	(f)	Sierra Vista Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Convertible Capital Appreciation Revenue Bonds, Series 2021A	0.000	10/01/56	1,578,301
500,000	(d)	Sierra Vista Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2024	5.000	06/15/59	458,984
1,960,000	(d)	Sierra Vista Industrial Development Authority, Arizona, Education Facility Revenue Bonds, AmeriSchools Academy Project, Series 2022	6.000	06/15/57	1,879,956

		TOTAL ARIZONA			40,154,788

See Notes to Financial Statements	93

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARKANSAS - 0.6% (0.4% of Total Investments)
$1,750,000	(d)	Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2022, (AMT)	5.450%	09/01/52	$1,751,395
3,500,000	(d)	Arkansas Development Finance Authority, Charter School Revenue Bonds, Academy of Math and Science - Little Rock Project Series 2024A	7.000	07/01/59	3,198,688
2,500,000	(d)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, (AMT)	4.750	09/01/49	2,324,433

		TOTAL ARKANSAS			7,274,516

		CALIFORNIA - 13.5% (8.3% of Total Investments)
18,390,000		Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2022C - AGM Insured	5.450	10/01/52	10,293,843
4,000,000		Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2022B	5.300	10/01/47	2,286,577
18,905,000		Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2022B	5.350	10/01/48	10,748,101
4,585,000		Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2022B	5.375	10/01/49	2,574,299
3,055,000		Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2022B	5.400	10/01/50	1,710,744
1,000,000	(d)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2	4.000	08/01/47	771,570
1,000,000	(d)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Senior Series 2021A-1	4.000	02/01/56	818,458
1,000,000	(d)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A	5.000	02/01/50	699,669
200,000	(d)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1	3.000	02/01/57	132,944
2,000,000	(d)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2	4.000	02/01/50	1,511,855
9,155,000	(d)	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A	5.000	04/01/49	7,414,118
500,000	(d)	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science & Language Academy Project, Series 2021	4.000	07/01/61	366,952
2,215,000	(d)	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020	6.250	07/01/58	2,262,926
10,450,000	(e)	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Health System, Series 2021A	4.000	08/15/48	9,678,355
6,650,000	(d)	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Green Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)	9.500	01/01/65	6,422,544
220,000	(d)	California Municipal Finance Authority, Revenue Bonds, American Musical and Dramatic Academy Inc. AMDA Inc Project, Taxable Series 2023B	9.500	07/01/30	228,999
500,000	(d)	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A	5.000	11/01/36	501,456
2,165,000		California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2020-6, County of Placer- PV400, Series 2022	5.250	09/01/52	2,191,446
1,130,000		California Municipal Financing Authority, Certificates of Participation, Palomar Health, Series 2022A - AGM Insured	5.250	11/01/52	1,142,739
1,000,000	(d)	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A	5.125	07/01/55	808,249

94	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$3,260,000		California Public Finance Authority, Senior Living Revenue Bonds, The James, Senior Series 2024A	6.375%	06/01/59	$2,978,142
1,000,000	(d)	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2020A	6.000	06/01/59	911,807
1,000,000	(d)	California School Finance Authority, California, Charter School Revenue Bonds, Girls Athletic Leadership School Los Angeles Project, Series 2021A	4.000	06/01/61	680,377
1,355,000	(d)	California School Finance Authority, California, Charter School Revenue Bonds, Hayward Twin Oaks Montessori Charter School Project, Series 2024A	6.000	06/15/54	1,252,218
1,000,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A	5.000	06/01/40	896,964
5,185,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Russell Westbrook Why Not Academy Obligated Group, Series 2021A	4.000	06/01/61	3,657,035
1,000,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools Obligated Group, Series 2020A	5.000	06/01/60	844,396
1,600,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools Obligated Group, Series 2023A	6.000	06/01/63	1,570,022
9,030,000	(d)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56	9,019,627
500,000	(d)	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A	5.000	06/01/46	472,517
745,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A	8.000	09/02/41	711,632
3,279	(a),(c)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.500	07/01/39	3,279
1,300,000	(d)	CMFA Special Finance Agency I, California, Essential Housing Revenue Bonds, The Mix at Center City, Subordinate Series 2021B	8.000	04/01/56	946,452
1,750,000	(d)	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Senior Lien Series 2021A-1	3.000	08/01/56	1,158,945
300,000		Corona, California, Special Tax Bonds, Community Facilities District 2018-2 Sierra Bella, Series 2022A	5.000	09/01/42	306,743
23,800,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2	4.000	10/01/56	17,894,996
2,000,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Dublin Mezzanine Lien Series 2021B	4.000	02/01/57	1,442,456
2,000,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-2	4.000	06/01/58	1,540,801
1,000,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2	4.000	10/01/56	746,053
2,000,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Series 2021B	4.000	07/01/58	1,321,407
4,250,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B	4.000	12/01/56	3,100,664
2,000,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine Lien Series 2021B	4.000	06/01/57	594,900
535,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-2	3.125	06/01/57	314,176

See Notes to Financial Statements	95

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$5,000,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-2	4.000%	12/01/58	$3,552,512
2,145,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B	4.000	12/01/59	1,033,504
3,430,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1	3.000	12/01/49	2,206,404
1,660,000		Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Refunding Third Tier Series 2007C	6.500	12/15/47	1,660,060
2,000,000		Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park, Refunding Series 2007A	5.000	12/15/37	2,001,391
8,855,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2	0.000	06/01/66	952,976
7,000,000		Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.Turbo Capital Appreciation	0.000	06/01/36	3,135,191
1,000,000		Los Angeles County Community Facilities District 2021-01, California, Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022	5.000	09/01/52	1,006,801
7,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Subordinate Green Series 2025A, (AMT), (UB)	5.000	05/15/55	7,056,389
535,000		Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 6, Series 2021	4.000	09/01/50	459,972
2,140,000		Oroville, California, Revenue Bonds, Oroville Hospital Series 2019	5.250	04/01/54	1,641,544
750,000	(d),(e)	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100 - AMBAC Insured, (IF)	11.387	12/01/30	1,024,965
2,015,000	(d),(e)	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100 - AMBAC Insured, (IF)	11.387	12/01/33	3,030,419
10,000,000	(e)	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, (AMT), (UB)	5.000	05/01/43	10,024,281
1,055,000	(d)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	6.250	09/01/47	1,085,670
6,000,000		Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, First Subordinate CABs, Series 2006B	0.000	06/01/46	1,453,205
5,000,000	(e)	University of California Regents, Medical Center Pooled Revenue Bonds, Series 2022P, (UB)	4.000	05/15/53	4,650,987

		TOTAL CALIFORNIA			160,907,724

		COLORADO - 16.3% (10.0% of Total Investments)
4,500,000	(d)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.750	12/01/54	4,520,884
703,000		Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Junior Lien Series Series 2021B	5.500	12/15/37	652,811
1,089,000		Aspen Street Metropolitan District, Broomfield County and City, Colorado, Limited Tax General Obligation Bonds, Series 2021A-3	5.125	12/01/50	876,667
12,000,000		Aurora Highlands Community Authority Board, Adams County, Colorado, Special Tax Revenue Bonds, Refunding & Improvement Series 2021A	5.750	12/01/51	10,963,891
500,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B	7.750	12/15/48	501,144

96	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$1,500,000		Belford North Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2020A	5.500%	12/01/50	$1,285,695
1,000,000		Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A	5.000	12/01/51	827,387
4,820,000		Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado, Limited Tax General Obligation Bonds, Senior Series 2022A	4.750	12/01/52	3,835,827
2,000,000		Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3	4.750	12/01/51	1,500,647
1,000,000		Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A	5.000	12/01/49	737,988
500,000		Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Improvement Bonds, Series 2022	6.500	12/01/53	500,588
460,000		Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B	8.000	06/15/37	459,842
506,000		Clear Creek Transit Metropolitan District 2, Adams County, Colorado, Revenue Supported Limited Tax General Obligation Bonds, Series 2021A	5.000	12/01/41	385,421
500,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008	6.250	07/01/28	500,700
100,000	(d)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A	4.000	07/01/51	73,566
1,225,000	(d)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A	4.000	07/01/61	850,236
720,000	(d)	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village Academy - Northglenn Project, Series 2020	5.000	12/01/55	628,029
3,000,000	(c)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013	8.000	08/01/43	1,876,919
1,000,000	(c),(d)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016	6.125	02/01/46	664,105
3,144,000		Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020	6.500	12/01/50	3,077,165
1,625,000		Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2021A-3	5.250	12/01/51	1,380,720
500,000		Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2021B	5.500	12/15/36	472,235
4,050,000		Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31	2,314,685
3,400,000		DC Metropolitan District, Denver County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2024A	5.875	12/01/54	3,083,872
5,000,000	(e)	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT), (UB)	5.250	12/01/48	5,039,559
1,500,000		Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A	5.625	12/01/48	1,430,325
1,030,000		E-86 Metropolitan District, Elizabeth, Elbert County, Colorado, General Obligation Limited Tax Cash Flow Bonds, Series 2021A-3	5.125	12/01/51	851,132
1,000,000	(d)	Elbert and Highway 86 Commercial Metropolitan District, Elbert County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2021A	5.000	12/01/51	883,234

See Notes to Financial Statements	97

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$960,000		Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Series 2021	4.000%	12/01/38	$781,613
4,150,000	(d)	Falcon Area Water and Wastewater Authority (El Paso County, Colorado), Tap Fee Revenue Bonds, Series 2022A	6.750	12/01/34	4,003,788
3,080,000		Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014	6.000	12/01/38	2,863,049
1,500,000		Four Corners Business Improvement District, Erie, Boulder County, Colorado, Limited Tax Supported Revenue Bonds, Series 2022	6.000	12/01/52	1,465,661
8,380,000		Fourth North Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2022A	5.500	12/01/42	7,980,857
1,000,000		Fourth North Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2022A	5.750	12/01/52	935,418
2,260,000		Fourth North Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Subordinate Series 2022B	8.125	12/15/52	2,272,173
3,000,000		Future Legends Sports Park Business Improvement District, Colorado, Limited Tax General Obligation Bonds Series 2022A and Subordinate Limited Tax General Obligation Bonds Series 2022B	6.000	12/01/52	2,587,563
1,000,000		Future Legends Sports Park Business Improvement District, Colorado, Limited Tax General Obligation Bonds Series 2022A and Subordinate Limited Tax General Obligation Bonds Series 2022B	8.500	12/15/52	922,494
2,995,000	(d)	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.500	06/01/50	2,437,282
500,000	(d)	Glen Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2021	4.250	12/01/51	372,031
500,000		Grand Junction Dos Rios General Improvement District, Grand Junction, Mesa County, Colorado, Special Revenue Bonds, Series 2021	4.500	12/01/41	397,611
500,000		Grand Junction Dos Rios General Improvement District, Grand Junction, Mesa County, Colorado, Special Revenue Bonds, Series 2021	4.750	12/01/51	371,645
750,000		Grandview Reserve Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Senior Bonds, Series 2022A and Limited Tax General Obligation Subordinate Bonds, Series 2022B(3)	6.250	12/01/52	682,196
1,000,000		Grandview Reserve Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Senior Bonds, Series 2022A and Limited Tax General Obligation Subordinate Bonds, Series 2022B(3)	9.000	12/15/52	1,003,095
1,480,000	(d)	Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2024	5.500	12/01/44	1,384,590
540,000		Highlands Metropolitan District 1, Broomfield City and County, colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2021	5.000	12/01/41	480,038
810,000		Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B	5.750	12/15/50	803,009
1,700,000		Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciaiton Bonds, Series 2020A	5.750	12/01/50	1,547,254
1,000,000	(d)	Kremmling Memorial Hospital District, Colorado, Certificates of Participation, Series 2024	6.625	12/01/56	951,574
1,000,000		Lakota Pointe Metropolitan District 1, Winter Park, Colorado, Limited Tax General Obligation Bonds, Series 2025A	6.000	12/01/55	952,036
500,000		Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2021A-3	4.500	12/01/50	365,391

98	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$1,000,000		Larkridge Metropolitan District No. 2, In the City of Thornton, Adams County, Colorado, General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding Series 2019	5.250%	12/01/48	$927,596
5,000,000	(d)	Ledge Rock Center Commercial Metropolitan District (In the Town of Johnstown, Weld County, Colorado), Limited Tax General Obligation Bonds, Series 2022	7.375	11/01/52	5,000,712
4,000,000		Legato Community Authority, Colorado, Commerce City Colorado Limited Tax Supported Revenue Bonds District 12 3 & 7 Convertible Capital Appreciation Series 2021A-2	5.000	12/01/51	2,969,610
1,000,000		Legato Community Authority, Colorado, Commerce City Limited Tax Supported Revenue Bonds District 12 3 & 7 Series 2021B	8.250	12/15/51	977,943
500,000		Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A	5.000	12/01/41	444,480
500,000		Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A	5.000	04/15/51	413,306
1,000,000		Meadowbrook Heights Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A(3)	4.875	12/01/51	836,702
1,100,000		Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2025B	6.125	12/15/49	1,091,784
500,000		Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe County, Colorado), General Obligation Limited Tax Bonds, Series 2022A and Subordinate General Obligation Limited Tax Bonds, Series 2022B(3)	6.000	12/01/52	469,105
500,000		North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2021B - AGM Insured	4.625	12/15/51	416,207
4,000,000		North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3	5.250	12/01/50	3,773,744
1,535,000		North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax General Obligation Bonds, Series 2020	5.125	12/01/49	1,357,937
1,000,000		Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/50	840,115
1,500,000		Overlook Park Metropolitan District, Routt County, Colorado, General Obligation Bonds, Limited Tax Senior Series 2023A	7.250	12/01/53	1,477,997
6,555,000		Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019	5.000	12/01/49	5,532,083
500,000	(d)	Parkdale Community Authority, Erie County, Colorado, Limited Tax Supported Convertible Capital Appreciation Revenue Bonds, District 2, Series 2024A	7.750	12/01/53	400,525
500,000		Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds, District 1, Series 2020A	5.250	12/01/50	432,481
2,050,000	(d)	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A	5.000	12/01/51	1,651,609
9,300,000		Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Convertible Capital Appreciation Bonds, Series 2022A-2	8.000	12/01/52	6,100,753
4,663,000		Pioneer Community Authority Board (Weld County, Colorado), Special Revenue Bonds, Series 2022	6.500	12/01/34	4,349,251
870,000		Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported District Improvements Revenue Bonds, Refunding Series 2024B	5.875	12/15/46	893,932
500,000	(d)	Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A	5.000	12/15/41	480,579
500,000	(d)	Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2021	4.875	12/01/51	397,120
1,000,000	(d)	Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2021	6.000	12/01/51	923,756
1,000,000	(d)	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A	4.750	12/01/45	872,711

See Notes to Financial Statements	99

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$1,000,000		Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020	5.250%	12/01/50	$918,214
1,900,000	(d)	Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado, General Obligation Bonds, Limited Tax & Special Revenue, Series 2025	6.125	12/01/54	1,736,691
2,000,000		Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado, General Obligation Bonds, Limited Tax Series 2021-3	5.375	12/01/51	1,695,221
2,900,000		Redtail Ridge Metropolitan District, City of Louisville, Boulder County, Colorado, General Obligation Limited Tax Capital Appreciation Turbo Bonds, Series 2025	0.000	12/01/32	1,667,848
1,000,000		Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/50	837,889
703,067		Reunion Metropolitan District, Acting By and Through its Water Activity Enterprise, Adams County, Colorado, Special Revenue Bonds, Series 2021	3.625	12/01/44	489,017
1,000,000	(d)	Ridge at Johnstown Metropolitan District 8, Larimer County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024	5.875	12/01/44	910,016
1,000,000		Riverpark Metropolitan District, Arapahoe County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2024	6.375	12/01/54	984,509
570,000		Riverview Metropolitan District, Steamboat Springs, Routt County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Refunding Series 2021	5.000	12/01/51	477,990
1,000,000		Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado, Special Revenue Bonds, Series 2022A	5.000	12/01/52	811,609
1,000,000		Rock Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2025A	5.625	12/01/54	936,151
2,000,000		RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2021	5.250	12/01/51	1,688,275
2,000,000		Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2022A	6.750	12/01/52	2,027,825
1,205,000		Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2024	8.000	12/15/54	1,214,610
1,740,000		Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation Limited Tax Bonds, Series 2021	3.750	12/01/41	1,312,410
1,440,000		Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation Limited Tax Bonds, Series 2021	4.000	12/01/51	993,745
1,025,000		Silver Leaf Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3	5.250	12/01/50	876,810
1,000,000		South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2018	6.250	12/01/57	911,571
5,000,000		Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Special District 3, Series 2022	6.750	12/01/53	5,165,080
1,250,000	(d)	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Special District 4 Subdistrict B, Refunding & Improvement Series 2024A	5.750	12/01/54	1,208,089
1,000,000		Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Special District 4, Series 2024A	6.500	12/01/54	1,012,757
2,790,000		Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020	5.125	12/01/50	2,403,960
3,000,000	(c)	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007	7.250	12/01/31	480,000
685,000		Three Springs Metropolitan District 1, Durango, La Plata County, Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate Series 2020B	7.125	12/15/50	685,294

100	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$1,000,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	5.000%	12/01/41	$818,164
3,000,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	5.000	12/01/51	2,202,651
1,000,000	(d)	Tree Farm Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2021	4.750	12/01/50	811,702
1,000,000		Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019	5.375	12/01/39	944,127
1,500,000		Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2	6.000	12/01/50	1,225,011
1,570,000		Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1	5.375	12/01/50	1,402,739
1,000,000		Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021	5.000	12/01/51	793,039
500,000		Village East Community Metropolitan District, Frederick, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.250	12/01/50	435,897
1,100,000		Village Metropolitan District In the Town of Avon, Eagle County, Colorado, Special Revenue and Limited Property Tax Bonds, Refunding & Improvement Series 2020	5.000	12/01/40	1,074,276
3,000,000		Villages at Johnstown Metropolitan District 7, Johnstown, Colorado, Limited Tax General Obligation Bonds, Series 2022A(3)	6.250	12/01/52	2,917,901
1,000,000		Waterfront at Foster Lake Metropolitan District 2, Weld County, Colorado, Special Revenue Bonds, Series 2022	4.625	12/01/28	959,964
1,730,000		Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2022A	5.000	12/01/41	1,636,406
500,000		Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2022A	5.000	12/01/51	439,791
1,750,000	(d)	Waterview North Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2024A	5.750	12/01/54	1,596,940
1,500,000		West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2022	6.750	12/01/52	1,359,377
3,500,000	(d)	West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2024A-2	8.000	12/01/54	1,990,444
1,100,000	(d)	West Globeville Metropolitan District 1, Denver, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024	5.750	12/01/44	1,022,309
600,000		West Valley Metropolitan District 3, Colorado, General Obligation Bonds, Limited Tax Windsor Series 2024A	5.250	12/01/54	557,313
1,000,000		Westgate Metropolitan District, Colorado Springs, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2022	5.125	12/01/51	791,894
1,000,000	(d)	Westwood Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Senior Series 2021A	4.000	12/01/51	858,666
4,390,000	(d)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Convertible Capital Appreciation Series 2021A-2	4.625	12/01/51	2,821,977
7,500,000	(d)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1	4.125	12/01/51	5,664,782
705,000		Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019	5.000	12/01/49	601,253
1,000,000	(d)	Winsome Metropolitan District No. 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2021A	5.125	12/01/50	842,100

See Notes to Financial Statements	101

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$778,000		Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Taxable Converting to Tax-Exempt Refunding Subordinate Series 2020B-1	6.250%	12/15/40	$757,127

		TOTAL COLORADO			194,739,111

		CONNECTICUT - 0.4% (0.3% of Total Investments)
2,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Forward Delivery Series 2022M	4.000	07/01/41	1,846,767
3,570,000	(e)	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2024A, (UB)	4.600	11/15/49	3,503,225

		TOTAL CONNECTICUT			5,349,992

		DISTRICT OF COLUMBIA - 1.4% (0.8% of Total Investments)
5,000,000		District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A	0.000	06/15/46	1,247,549
1,971,000	(d)	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc., Series 2019A	5.250	05/15/55	1,643,527
5,100,000	(e)	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B - AGM Insured, (UB)	4.000	10/01/53	4,417,522
4,750,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2022A - AGM Insured	4.000	10/01/52	4,165,065
5,640,000	(e)	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2022A - AGM Insured, (UB)	4.000	10/01/52	4,945,466

		TOTAL DISTRICT OF COLUMBIA			16,419,129

		FLORIDA - 19.5% (12.0% of Total Investments)
350,000		Abbott Square Community Development District, Zephyrhills, Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022	5.500	06/15/52	346,147
1,645,000	(d)	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series 2022A	5.000	11/15/61	1,185,042
1,680,000		Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, 2015 Assessment Project, Series 2015	5.375	05/01/45	1,679,988
1,245,000		Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021	4.000	05/01/51	991,754
2,000,000	(d)	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Phase 3 Master Improvements Project, Series 2021	4.000	05/01/52	1,553,163
1,000,000	(d)	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Phase 4 Master Improvement Project, Series 2023	5.500	05/01/53	990,479
1,955,000		Avenir Community Development District, Palm Beach Gardens, Florida, Special Assessment Bonds, Area 3 - Master Infrastructure Project, Series 2023	5.625	05/01/54	1,967,262
1,020,000	(d)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2021 Project Series 2021	4.000	05/01/52	816,145
1,100,000		Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2022 Project Series 2022	5.000	05/01/53	1,052,512
500,000	(d)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2024 Project Series 2024	5.250	05/01/55	484,075
995,000		Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015	5.250	11/01/46	995,751

102	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,905,000		Balm Grove Community Development District, Florida, Special Assessment Bonds, 2022 Project, Series 2022	4.125%	11/01/51	$1,548,244
335,000		Belmond Reserve Community Development District, Florida, Hillsborough County Special Assessment Revenue Bonds 2020 Project Series 2020	4.000	05/01/51	278,615
885,000		Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A	6.125	11/01/33	941,216
1,445,000		Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013	5.125	05/01/43	1,412,267
600,000		Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016	4.750	05/01/46	562,235
500,000	(d)	Buckhead Trails Community Development District, Manatee County Florida, Special Assessment Bonds, 2022 Project Series 2022	5.750	05/01/52	498,134
1,625,000		Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, PRG - UnionWest Properties LLC Project, Senior Series 2024A-1	5.000	06/01/54	1,537,440
285,000	(d)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, AcadeMir Charter Schools, Series 2021A	4.000	07/01/41	242,098
1,070,000	(d)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, AcadeMir Charter Schools, Series 2021A	4.000	07/01/51	818,383
2,500,000	(d)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South Bay Project, Series 2020A	6.000	06/15/55	2,493,851
500,000	(d)	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2021	4.000	08/15/51	376,598
1,000,000	(d)	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2021	4.250	08/15/61	748,573
1,000,000	(c),(d)	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm Coast Project, Series 2017A	7.000	10/01/49	470,000
1,000,000	(d)	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017	5.875	08/01/52	827,261
1,500,000	(d)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, Babcock Neighborhood School Inc Project, Series 2024	6.000	08/15/63	1,391,004
955,000	(c)	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014	5.125	05/01/45	908,551
1,000,000	(d)	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, (AMT)	5.000	10/01/49	946,485
1,000,000	(d)	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2021A, (AMT)	4.000	10/01/41	879,260
210,000	(d)	Coddington Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2022	5.750	05/01/42	216,529
1,491,387	(c),(d)	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A	0.000	05/15/35	149
995,000	(d)	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018	5.375	11/01/50	999,999
1,610,000	(d)	Crossings Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2024	5.600	05/01/54	1,546,116
1,000,000	(d)	Crosswinds East Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area One Series 2024	5.750	05/01/54	993,448
1,440,000		Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2024	5.800	05/01/54	1,365,328
1,485,000		Cypress Mill Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2020	4.000	06/15/40	1,322,034
1,395,000	(d)	Del Webb Sunchase Community Development District, Manatee County, Florida, Special Assessment Bonds, Series 2025	5.625	05/01/55	1,382,583
1,605,000		East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Wildlight Village Phase 3 Series 2024	5.500	05/01/55	1,535,343

See Notes to Financial Statements	103

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,000,000	(d)	East Palm Drive Community Development District, Florida, Special Assessment Bonds, Assessment Area 1, Series 2024	5.375%	06/15/54	$956,987
1,500,000		Edgewater East Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2022	4.000	05/01/52	1,196,611
820,000	(d)	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 4, Series 2024	5.600	05/01/55	789,246
1,320,000		Epperson Ranch II Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2020	4.375	05/01/51	1,121,322
1,215,000		Esplanade Lake Club Community Development District, Lee County, Florida, Capital Improvement Bonds, Series 2019A-1	4.125	11/01/50	1,006,505
1,000,000	(d)	Everlands II Community Development District, Palm Bay, Florida, Special Assessment Revenue Bonds, Series 2024	5.450	06/15/54	971,767
1,245,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A	5.000	06/15/51	1,063,147
1,850,000		Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A	6.500	07/01/44	1,850,680
1,000,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A	5.750	07/01/44	965,356
2,000,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Dreamers Academy Project, Series 2022A	6.000	01/15/57	1,798,124
565,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A	5.000	07/15/46	518,898
655,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc., Series 2020A	5.000	01/01/50	536,207
120,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2020C	5.000	09/15/50	104,123
1,000,000	(d)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019, (AMT)	5.000	05/01/29	1,005,566
16,105,000	(d)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put 7/15/28)	12.000	07/15/32	16,718,298
1,000,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/41	970,746
12,585,000	(e)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)	5.250	07/01/53	12,645,600
5,000,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.500	07/01/53	5,003,251
19,410,000	(d)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57	20,010,549
2,500,000	(d)	Florida Development Finance Corporation, Student Housing Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1	5.250	06/01/59	2,368,429
3,075,000	(d)	Florida Development Finance Corporation, Student Housing Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024B	6.500	06/01/59	3,059,238
1,260,000	(d)	GIR East Community Development District, Osceola County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2025	5.500	05/01/55	1,189,979

104	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,900,000	(d)	Gracewater Sarasota Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2021	4.000%	05/01/52	$1,486,518
1,000,000		Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2	6.500	05/01/39	1,001,247
10,000,000	(e)	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017A, (AMT), (UB)	5.000	10/01/42	10,050,619
1,845,000		Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014	5.250	05/01/32	1,845,764
1,000,000		Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 4, Series 2023	5.500	05/01/53	1,000,799
2,015,000	(d)	Hickory Tree Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2024	5.450	05/01/55	1,907,853
1,500,000		Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2018A, (AMT)	5.000	10/01/48	1,486,718
5,000,000	(e)	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2018A, (AMT), (UB)	5.000	10/01/48	4,955,726
560,000		Hobe-Saint Lucie Conservancy District, Florida, Special Assessment Revenue Bonds, Improvement Unit 1A, Series 2024	5.875	05/01/55	558,262
1,000,000	(d)	Keys Edge Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Assessment Area One Project Series 2024	5.375	05/01/55	948,439
610,000		Lakewood Park Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021	4.000	05/01/52	485,163
610,000		Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015	4.875	05/01/45	582,910
2,000,000		Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A	5.375	06/15/37	1,984,890
1,630,000	(d)	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A	5.750	12/01/52	1,171,007
2,760,000		LTC Rance Residential Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2021A	4.000	05/01/52	2,185,316
2,000,000		LTC Ranch Residential Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Assessment Area 3 Project, Series 2024AA3	6.050	05/01/54	1,989,998
1,995,000		Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019	4.375	05/01/40	1,797,893
2,985,000		Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019	4.500	05/01/51	2,521,480
750,000	(d)	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017	6.000	07/01/47	750,136
1,085,000		Miami World Center Community Development District, Miami- Dade County, Florida, Special Assessment Bonds, Series 2017	5.250	11/01/49	1,092,857
5,000,000		Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2014A	5.000	07/01/39	5,003,345
1,750,000	(d)	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A	6.000	09/15/45	1,750,314
1,000,000		Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Seres 2018	5.000	01/15/48	948,604
5,100,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2017B, (AMT), (UB)	5.000	10/01/40	5,123,921

See Notes to Financial Statements	105

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$11,250,000	(e)	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2022A, (AMT), (UB)	5.250%	10/01/52	$11,368,212
980,000	(d)	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 3 Series 2024	6.000	05/01/55	969,619
290,000	(d)	Mirada II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2022	5.750	05/01/53	294,039
1,000,000	(d)	Normandy Community Development District, Florida, Capital Improvement Revenue Bonds, Jacksonville Assessment Area One Series 2024	5.550	05/01/54	933,715
355,000		North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019	4.750	05/01/50	325,363
930,000		Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015	5.500	08/01/46	933,289
9,305,000	(e)	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2019, (UB)	4.000	08/15/49	7,883,818
250,000		Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Jupiter Medical Center, Series 2022	5.000	11/01/52	239,995
1,355,000	(d)	Palm Beach County, Florida, Revenue Bonds, Provident Group - LU Properties LLC Lynn University Housing Project, Series 2021A	5.000	06/01/57	1,178,983
1,120,000		Palm Beach County, Florida, Revenue Bonds, Provident Group - LU Properties LLC Lynn University Housing Project, Series 2024A	6.250	06/01/59	1,092,621
500,000	(d)	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A	5.000	04/01/51	439,804
250,000		Palm Coast Park Community Development District, Florida, Special Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series 2022	5.125	05/01/51	235,918
1,560,000		Pasadena Ridge Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2024	5.375	05/01/55	1,475,307
905,000	(d)	Peace Creek Village Community Development District, Florida, Special Assessment Revenue Bonds, Winter Haven Series 2024	5.750	05/01/54	887,863
500,000		Portico Community Development District, Lee County, Florida, Special Assessment, Improvement Series 2020-2	4.000	05/01/50	406,940
905,000	(d)	Rivers Edge III Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021	4.000	05/01/51	707,288
2,490,000		Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016	6.000	11/01/47	2,533,019
1,725,000		Rustic Oaks Community Development District, Florida, Capital Improvement Revenue Bonds Series 2022	4.000	05/01/52	1,367,870
986,399	(d)	Saint Johns County Housing Authority, Florida, Multifamily Mortgage Revenue Bonds, Victoria Crossing, Series 2021A, (Mandatory Put 4/01/39)	3.920	04/01/59	776,265
700,000		Sawgrass Village Community Development District, Manatee County, Florida, Special Assessment Bonds, Assessment Area 2 Series 2023	6.375	11/01/53	723,288
990,000		Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2015	5.400	11/01/45	991,003
15,000,000	(e)	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Refunding Series 2017, (UB)	5.000	08/15/47	15,024,943
490,000	(d)	Summit View Community Development District, Dade City, Florida, Special Assessment Area Two Revenue Bonds, Series 2024	6.000	05/01/54	491,792
615,000	(d)	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, South Assessment Area Series 2021B	4.625	05/01/36	588,829
1,230,000		Touchstone Community Development District, Hillsborough County, Florida, Special Assessment Bonds, 2019 Project, Series 2019	4.000	12/15/40	1,067,945

106	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,265,000		Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017	4.500%	10/01/47	$1,140,533
1,000,000		Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2	5.000	05/01/37	1,008,113
1,490,000		Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1	6.375	11/01/47	1,545,344
2,625,000		Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2	6.375	11/01/47	2,725,386
500,000		Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019	4.000	12/15/49	402,264
1,000,000		Two Rivers West Community Development District, Pasco County, Florida, Special Assessment Bonds, 2023 Project, Series 2023	6.125	11/01/53	1,025,462
1,000,000		Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013	6.500	11/01/43	1,055,302
500,000		Verano 3 Community Development District, Florida, Special Assessment Bonds, Phase 2 Assessment Area, Series 2022	6.625	11/01/52	524,105
1,000,000	(d)	Waterford Community Development District, Hernando County, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2024	5.450	05/01/54	946,208
960,000		Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014	5.500	11/01/45	960,110
395,000	(d)	Westside Haines City Community Development District, Polk County, Florida, Special Assessment Bonds, Area 2 Project, Series 2024	6.000	05/01/54	396,718
135,000	(d)	Willowbrook Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project Series 2024	5.900	05/01/55	131,717
1,000,000	(d)	Windsor at Westside Community Development District, Lake County, Florida, Special Assessment Bonds, Area 1 Project, Series 2024	5.750	05/01/54	1,027,062
720,000	(d)	Woodland Ranch Estates Community Development District, Dundee, Florida, Special Assessment Bonds, Series 2025	5.750	05/01/55	700,242

		TOTAL FLORIDA			233,310,764

		GEORGIA - 0.8% (0.5% of Total Investments)
4,730,000		Atlanta Development Authority, Georgia, Economic Development Certificates, Gulch Enterprise Zone Project, Convertible Capital Appreciation Series 2024A-1 Class A	6.500	12/15/48	4,075,916
1,000,000	(d)	Atlanta Development Authority, Georgia, Revenue Bonds, Westside Gulch Area Project, Senior Series 2024A-2	5.500	04/01/39	1,003,881
870,000		Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A	5.000	11/01/48	662,946
1,610,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A	5.000	07/01/60	1,600,070
2,215,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2023A - AGM Insured	5.000	07/01/64	2,256,195

		TOTAL GEORGIA			9,599,008

		HAWAII - 0.2% (0.1% of Total Investments)
2,000,000	(d)	Hawaii County, Hawaii, Special Tax Revenue Bonds, Community Facilities District 1-2021, Kaloko Heights Project, Series 2023	7.250	05/15/52	1,960,959
1,000,000	(d)	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University Project, Refunding Series 2024	5.125	07/01/43	924,373

		TOTAL HAWAII			2,885,332

See Notes to Financial Statements	107

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		IDAHO - 0.2% (0.2% of Total Investments)
$1,000,000	(d)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Doral Academy of Idaho, Series 2021A	5.000%	07/15/56	$764,166
565,000	(d)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A	5.250	07/01/55	469,036
1,000,000	(d)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Gem Prep Meridian South Charter School Project, Series 2021	4.000	05/01/56	694,749
1,050,000		Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special Assessment Bonds, Series 2024	6.250	09/01/53	1,076,799

		TOTAL IDAHO			3,004,750

		ILLINOIS - 15.9% (9.7% of Total Investments)
60,545	(c)	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005	6.250	01/01/26	60,544
10,670,000	(e)	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, (UB)	6.000	04/01/46	10,875,092
15,385,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A	7.000	12/01/44	15,507,974
2,025,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B	6.500	12/01/46	2,051,876
9,910,000	(d)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A	7.000	12/01/46	10,236,808
10,000,000	(e)	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2022A - BAM Insured, (UB)	5.000	12/01/46	10,279,499
1,548,387		Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopoment Project, Series 2012	6.100	01/15/29	1,548,329
1,318,549	(c)	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006	7.460	02/15/26	922,984
8,065,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2022A	5.000	01/01/48	8,071,385
4,000,000	(e)	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2016D, (UB)	5.000	01/01/52	4,004,319
5,200,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2024B, (UB)	5.500	01/01/59	5,475,134
4,000,000	(e)	Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A, (UB)	5.500	01/01/43	4,066,034
9,400,000	(e)	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, (UB)	6.000	01/01/38	9,579,645
130,000		Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C	5.000	01/01/38	128,929
11,000,000	(e)	Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB)	5.000	01/01/44	10,402,855
8,000,000	(e)	Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB)	5.500	01/01/49	8,015,211
5,000,000	(d)	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A	6.375	11/01/46	4,077,040
1,000,000	(d)	Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion AIM Project, Series 2021A	5.000	07/01/51	730,522
1,000,000	(d)	Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion AIM Project, Series 2021A	5.000	07/01/56	712,288
1,000,000	(d)	Illinois Finance Authority, Revenue Bonds, DePaul College Prep Foundation, Series 2023A	5.625	08/01/53	1,025,440
550,000		Illinois Finance Authority, Revenue Bonds, Dominican University, Refunding Series 2022	5.000	03/01/36	542,717
600,000		Illinois Finance Authority, Revenue Bonds, Dominican University, Refunding Series 2022	5.000	03/01/38	576,985
700,000		Illinois Finance Authority, Revenue Bonds, Dominican University, Refunding Series 2022	5.000	03/01/40	656,639
2,000,000	(d)	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2018B	6.125	04/01/58	1,894,086
1,000,000	(d)	Illinois Finance Authority, Solid Waste Revenue Bonds, LRS Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)	7.375	09/01/42	1,107,209
7,955,000	(e)	Illinois State, General Obligation Bonds, June Series 2022A, (UB)	5.500	03/01/47	8,195,893
1,715,000		Illinois State, General Obligation Bonds, May Series 2020	5.750	05/01/45	1,790,397
1,000,000		Illinois State, General Obligation Bonds, November Series 2016	5.000	11/01/35	1,008,980
1,000,000		Illinois State, General Obligation Bonds, November Series 2016	5.000	11/01/37	1,006,579

108	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$5,000,000		Illinois State, General Obligation Bonds, October Series 2020C	4.250%	10/01/45	$4,428,722
10,000,000	(e)	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2021A, (UB)	4.000	01/01/46	9,245,749
1,000,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A	4.000	06/15/50	818,180
7,075,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A - BAM Insured	4.000	06/15/50	5,878,270
12,215,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A	5.000	06/15/50	12,127,953
5,000,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A	5.000	06/15/57	4,869,350
35,635,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	0.000	12/15/54	7,108,085
5,000,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B - BAM Insured	0.000	12/15/54	1,035,443
1,000,000		Palos Heights, Illinois, Revenue Bonds, Trinity Christian College Association, Series 2024A	7.000	01/01/50	934,248
7,750,000	(e)	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, (UB)	5.000	01/01/48	7,796,588
10,000,000	(e)	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018C - BAM Insured, (UB)	5.250	01/01/48	10,238,503
895,000	(c)	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007	4.800	01/01/26	331,150

		TOTAL ILLINOIS			189,363,634

		INDIANA - 1.7% (1.1% of Total Investments)
1,000,000	(d),(e)	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019 - AMBAC Insured, (IF)	10.637	04/01/30	1,305,762
1,000,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A	7.250	12/01/45	1,007,293
850,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven Oaks Classical School Project, Series 2021A	5.000	06/01/41	772,888
550,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven Oaks Classical School Project, Series 2021A	5.000	06/01/56	456,394
7,725,000	(e)	Indiana Finance Authority, Educational Facilities Revenue Bonds, University of Evansville Project, Series 2022A, (UB)	5.250	09/01/57	7,303,617
2,000,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, (AMT)	5.750	08/01/42	1,999,918
5,000,000	(e)	Indiana Finance Authority, Indiana, Health Facilities Project Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2017A, (UB)	5.000	08/15/51	4,908,777
1,000,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	6.125	03/01/57	1,047,207
730,000		Saint Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A	7.500	07/01/35	731,765
1,000,000	(d)	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Refunding Series 2024, (AMT)	5.000	01/01/54	956,840

		TOTAL INDIANA			20,490,461

		IOWA - 2.0% (1.3% of Total Investments)
1,000,000		Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012	4.750	08/01/42	954,161
2,500,000	(g)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/42)	5.000	12/01/50	2,791,280
17,940,000	(e),(g)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (UB)	5.000	12/01/50	20,030,223
600,000		Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of Dubuque Project, Series 2025	6.000	10/01/55	614,566

		TOTAL IOWA			24,390,230

See Notes to Financial Statements	109

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		KANSAS - 0.1% (0.0% of Total Investments)
$1,000,000		Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015	5.750%	09/01/32	$919,031

		TOTAL KANSAS			919,031

		KENTUCKY - 3.0% (1.9% of Total Investments)
1,290,000		Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone’s Ridge Project, Series 2020	6.000	12/01/40	1,119,060
5,450,000		Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A	5.000	06/01/41	5,407,896
11,675,000	(e)	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, (UB)	5.000	06/01/41	11,584,805
5,525,000		Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A	5.000	06/01/45	5,417,904
980,000		Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Christian Care Communities, Inc. Obligated Group, Series 2021	5.125	07/01/55	791,004
1,000,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	07/01/30	1,001,636
3,000,000		Louisville and Jefferson County Metropolitan Government, Kentucky, Hospital Revenue Bonds, UofL Health Project, Series 2022A	5.000	05/15/52	2,872,278
995,000		Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B	5.500	12/01/60	795,065
5,200,000	(e)	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32), (UB)	5.250	04/01/54	5,527,949
1,000,000	(d)	Union Kentucky, Special Obligation Revenue Bonds, Union Promenade Project, Series 2022B	5.500	12/01/52	921,164
1,000,000	(d)	Union, Kentucky, Special Obligation Revenue Bonds, Union Promenade Project, Series 2022D	5.750	12/01/52	923,108

		TOTAL KENTUCKY			36,361,869

		LOUISIANA - 1.1% (0.7% of Total Investments)
1,705,000		Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013	6.000	07/01/36	1,705,334
1,480,000	(d)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Mentorship STEAM Academy, Series 2021A	5.000	06/01/56	1,179,026
4,465,000	(d)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A	5.000	04/01/57	3,579,600
1,620,000	(d)	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)	6.500	07/01/36	1,620,284
89,199	(c),(d)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore Academy Project, Series 2021A	5.000	06/01/41	19,035
88,261	(c),(d)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore Academy Project, Series 2021A	5.000	06/01/51	18,835
500,000	(d)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson Rise Charter School Project, Series 2022A	6.250	06/01/52	480,554
1,000,000	(d)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson Rise Charter School Project, Series 2022A	6.375	06/01/62	961,276
200,000	(d)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2022A	6.500	06/01/62	188,134
2,000,000		Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017	5.250	10/01/33	2,138,039
2,000,000	(c),(d)	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, (AMT)	7.000	07/01/26	20
1,000,000	(d)	Plaquemines Port, Louisiana, Harbor and Terminal District Facilities Revenue Bonds NOLA Terminal LLC Project Dock and Wharf Series 2024A	9.000	12/01/44	854,663
540,000	(d)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010	6.350	07/01/40	573,317

		TOTAL LOUISIANA			13,318,117

110	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MAINE - 0.2% (0.1% of Total Investments)
$1,000,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	5.000%	07/01/41	$928,570
1,000,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	5.000	07/01/46	907,856

		TOTAL MAINE			1,836,426

		MARYLAND - 0.8% (0.5% of Total Investments)
1,595,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/42	1,532,296
4,000,000	(c)	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A	5.000	12/01/31	2,680,000
2,500,000	(c)	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B	5.250	12/01/31	1,675,000
5,000,000		Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series 2021	2.750	06/01/51	3,311,732

		TOTAL MARYLAND			9,199,028

		MASSACHUSETTS - 1.1% (0.7% of Total Investments)
7,080,000	(e)	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2, (UB)	5.000	07/01/53	7,082,100
5,535,000	(e)	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017B, (AMT), (UB)	4.250	07/01/46	4,846,478
1,200,000		Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M, Subordinate Series 2021C, (AMT)	3.000	07/01/51	775,527

		TOTAL MASSACHUSETTS			12,704,105

		MICHIGAN - 3.2% (2.0% of Total Investments)
2,269,786		Detroit City & General Retirement System Service Corporation, Michigan, Certificates of Participation, Taxable Series 2005A - FGIC Insured	3.000	06/15/25	2,405,973
1,740,000		Detroit, Wayne County, Michigan, General Obligation Bonds, Social Series 2021A	5.000	04/01/46	1,748,428
3,500,000		Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Aquinas College Project, Refunding Series 2021	5.000	05/01/46	2,624,254
3,675,000		Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A	5.000	11/15/48	3,666,437
6,480,000	(e)	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, (UB)	5.000	11/15/48	6,464,901
5,000,000	(e)	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, (UB)	4.000	12/01/40	4,633,307
830,000		Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019	5.000	02/01/33	838,806
905,000		Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2021	4.000	12/01/41	748,910
1,000,000		Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2021	4.000	12/01/51	763,853
130,000	(d)	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Refunding Series 2021	4.400	04/01/31	115,077
315,000	(d)	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Refunding Series 2021	4.900	04/01/41	241,287
1,200,000	(d)	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017. Private Placement of 2017	5.900	07/15/46	892,770
28,335,000		Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts, Taxable Series 2020B	0.000	06/01/45	7,505,324
1,295,000		Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007	6.500	12/01/37	1,295,109

See Notes to Financial Statements	111

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MICHIGAN (continued)
$1,000,000		Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008	6.500%	11/01/35	$1,000,307
100,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C	0.000	06/01/58	3,017,890

		TOTAL MICHIGAN			37,962,633

		MINNESOTA - 0.9% (0.6% of Total Investments)
2,000,000		Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up Academy, Series 2021A	5.000	06/15/56	1,424,827
665,000		Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A	5.500	07/01/35	614,708
1,000,000		Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A	6.000	07/01/45	925,709
505,000		Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A	5.000	07/01/47	423,605
1,190,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber Village Academy Project, Series 2022A	5.500	06/01/57	1,053,963
100,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A	5.000	07/01/55	76,143
1,125,000		Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A	5.000	09/01/44	978,053
2,000,000	(d)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2023	5.500	03/01/58	1,964,875
3,000,000	(d)	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012- 7, (AMT)	4.500	10/01/37	2,796,113
1,125,000		Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell Academy for Higher Learning Inc., Series 2019A	5.000	06/15/49	1,023,762

		TOTAL MINNESOTA			11,281,758

		MISSISSIPPI - 0.1% (0.0% of Total Investments)
335,000	(d)	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable Refunding Series 2019A, (Mandatory Put 6/15/25)	6.000	10/15/49	334,300
453,273		Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, (AMT)	6.125	09/01/34	399,866

		TOTAL MISSISSIPPI			734,166

		MISSOURI - 4.5% (2.8% of Total Investments)
13,045,000	(e)	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, (AMT), (UB)	5.000	03/01/54	12,932,088
5,000,000		Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, (AMT), (UB)	5.000	03/01/55	4,986,406
655,000	(d)	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016	5.000	04/01/46	570,889
9,740,000	(e)	Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Expansion Project, Refunding & Improvement Series 2022C, (UB)	4.000	09/01/46	9,012,052
2,000,000	(d)	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B	8.500	06/15/46	1,868,560
2,000,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2023	5.000	12/01/52	2,026,738
3,510,000	(e)	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2023, (UB)	5.000	12/01/52	3,556,926
1,000,000		Missouri Southern State University, Auxiliary Enterprise System Revenue Bonds, Series 2021	4.000	10/01/44	836,154
471,451	(d)	North Outer Forty Transportation Development District, Chesterfield, Missouri, Transportation Development Revenue Notes, Refunding Series 2021A	4.000	12/01/46	333,210

112	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MISSOURI (continued)
$8,050,000	(e)	Saint Louis County, Missouri, Special Obligation Bonds, Community Center Projects, Series 2022A, (UB)	4.000%	12/01/40	$7,762,219
8,970,000	(e)	Saint Louis County, Missouri, Special Obligation Bonds, Community Center Projects, Series 2022A, (UB)	4.000	12/01/41	8,628,748
1,351,000		Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A	6.300	08/22/26	283,710
732,000	(c)	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A	2.100	12/31/26	21,960
1,230,000		Universal City Industrial Development Authority, Missouri, Revenue Bonds, Tax Increment and Special District Markets at Olive Project Series 2023A	5.500	06/15/42	1,185,811

		TOTAL MISSOURI			54,005,471

		NEBRASKA - 1.2% (0.7% of Total Investments)
5,495,000	(e)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Social Series 2023E, (UB)	4.750	09/01/48	5,548,258
8,425,000	(e)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Social Series 2024A, (UB)	4.800	09/01/54	8,384,570

		TOTAL NEBRASKA			13,932,828

		NEVADA - 0.1% (0.0% of Total Investments)
1,842,684	(c),(d)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020	6.750	02/15/38	7,555
785,794	(c),(d)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017, (AMT)	6.250	12/15/37	79
1,840,107	(c),(d)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, (AMT)	5.750	02/15/38	7,544
830,000		Henderson, Nevada, Local Improvement District No. T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018	5.375	09/01/48	781,880

		TOTAL NEVADA			797,058

		NEW HAMPSHIRE - 0.4% (0.3% of Total Investments)
1,000,000	(d)	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, (AMT)	4.875	11/01/42	920,500
4,135,000	(d),(h)	National Finance Authority, New Hampshire, Special Revenue Bonds, Bridgeland Water & Utility Districts 418,489,492,493,157 & 159, Series 2025	5.875	12/15/33	4,135,769

		TOTAL NEW HAMPSHIRE			5,056,269

		NEW JERSEY - 4.1% (2.5% of Total Investments)
2,500,000	(e)	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Portal North Bridge Project Series 2022A, (UB)	5.000	11/01/52	2,544,076
9,500,000	(e),(g)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, (Pre-refunded 6/15/27), (UB)	5.000	06/15/42	9,921,325
2,080,000		New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, (AMT)	5.625	11/15/30	2,080,283
40,000,000	(e)	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AMBAC Insured, (UB)	0.000	12/15/35	25,668,580
6,790,000	(e)	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA, (UB)	5.000	06/15/50	6,879,299
1,915,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B	5.000	06/01/46	1,859,055

		TOTAL NEW JERSEY			48,952,618

		NEW MEXICO - 0.4% (0.2% of Total Investments)
265,000		Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D	0.000	03/01/32	142,320
35,000		Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A	5.900	09/01/32	33,399
155,000		Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B	5.900	09/01/32	148,601

See Notes to Financial Statements	113

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW MEXICO (continued)
$270,000		Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C	5.900%	09/01/32	$252,749
1,210,000		Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013	7.250	10/01/43	1,174,067
545,000		New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group - La Vida Llena Expansion Project, Series 2019A	5.000	07/01/32	544,198
600,000		New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group - La Vida Llena Expansion Project, Series 2019A	5.000	07/01/49	530,115
1,484,000	(d)	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020	8.000	05/01/40	1,439,179

		TOTAL NEW MEXICO			4,264,628

		NEW YORK - 13.9% (8.5% of Total Investments)
1,095,000		Babylon Local Development Corporation II, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2023A	6.650	02/01/53	1,094,161
2,000,000	(d)	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015	5.500	09/01/45	2,002,161
1,000,000	(d)	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2023	7.250	06/01/55	1,046,107
5,000,000	(d)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.250	06/01/40	4,715,844
2,000,000	(d)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.500	06/01/55	1,759,172
3,000,000	(d)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1	5.000	06/01/40	2,754,892
5,780,000	(d)	Dormitory Authority of the State of New York, General Revenue Bonds, American Musical and Dramatic Academy Inc., Series 2023A	7.250	07/01/53	5,718,212
9,000,000	(e)	Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2022A - AGM Insured, (UB)	4.250	05/01/52	8,545,894
200,000	(d)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/36	191,028
650,000		Dormitory Authority of the State of New York, Revenue Bonds, Saint Josephs College, Series 2021	5.000	07/01/51	546,195
2,000,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E	4.000	03/15/49	1,820,132
1,500,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C	5.625	01/01/55	1,285,781
1,000,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A	5.730	02/01/50	897,365
2,260,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.050	02/01/31	2,102,521
1,000,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.600	02/01/51	742,214
1,000,000	(c)	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A	5.500	09/01/26	520,000
10,000,000	(e)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, (UB)	5.000	11/15/50	10,035,115
1,000,000	(e)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-1, (UB)	5.000	11/15/43	1,015,827
1,000,000	(e)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-3, (UB)	4.000	11/15/49	872,186

114	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$11,850,000	(e)	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Green Series 2018K, (UB)	4.125%	11/01/53	$10,786,000
300,000	(d)	New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F Series 2024	5.250	12/15/31	303,644
1,500,000	(c)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.300	10/01/37	960,000
5,000,000	(c)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.350	10/01/46	3,200,000
2,500,000	(d)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000	11/15/44	2,489,227
2,250,000	(d)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014	5.150	11/15/34	2,250,463
7,000,000	(d)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014	7.250	11/15/44	7,004,438
2,000,000		New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Series 2021A	3.000	03/15/50	1,431,014
1,000,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/46	979,710
1,000,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.250	01/01/50	991,730
15,990,000	(e)	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT), (UB)	5.250	01/01/50	15,857,759
2,040,000	(e)	New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT), (UB)	4.500	12/31/54	1,880,968
10,000,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/31	10,001,088
3,070,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.375	08/01/36	3,152,083
8,485,000	(e)	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024 - AGM Insured, (AMT), (UB)	5.000	06/30/49	8,514,349
5,000,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024 - AGM Insured, (AMT)	5.250	06/30/60	5,073,492
3,895,000	(e)	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT), (UB)	5.000	06/30/49	3,909,702
2,000,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	6.000	06/30/54	2,097,583
1,000,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	4.375	10/01/45	906,288
5,000,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	5.625	04/01/40	5,178,823

See Notes to Financial Statements	115

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$1,000,000		Niagara Area Development Corporation, New York, Revenue Bonds; Catholic Health System, Inc, Series 2022	4.500%	07/01/52	$858,496
9,000,000	(e)	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty Two Series 2022, (AMT), (UB)	4.625	08/01/52	8,711,566
10,620,000	(e)	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT), (UB)	5.250	08/01/47	10,884,106
855,000		Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2021B-2	0.000	06/01/66	80,014
3,000,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond Certified Series 2024A	5.000	05/15/54	3,099,772
2,000,000		TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/48	1,807,157
2,500,000	(d)	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series 2021A	4.500	07/01/56	2,075,157
1,025,000	(d)	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series 2021A	5.000	07/01/56	935,133
2,475,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016	5.000	11/01/46	2,259,526
420,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2023	6.250	11/01/52	456,072
250,000	(d)	Western Regional Off-Track Betting Corporation, New York, Tax Exempt Revenue Bonds, Additional Secured General Obligation Series 2021	4.125	12/01/41	217,818

		TOTAL NEW YORK			166,017,985

		NORTH CAROLINA - 0.3% (0.2% of Total Investments)
10,000,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Capital Appreciation Series 2019	0.000	01/01/48	3,297,652

		TOTAL NORTH CAROLINA			3,297,652

		NORTH DAKOTA - 0.0% (0.0% of Total Investments)
1,374,177	(c)	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013	7.750	09/01/38	144,289

		TOTAL NORTH DAKOTA			144,289

		OHIO - 4.1% (2.5% of Total Investments)
99,335,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2	11.310	06/01/57	9,504,184
10,140,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55	8,861,701
900,000	(d)	Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment Financing Revenue Bonds, Flats East Bank Project, Refunding Senior Series 2021A	4.000	12/01/55	677,858
3,900,000		County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2018A	5.250	11/15/48	3,820,096
340,000		Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020	4.000	12/01/46	258,355
1,000,000		Greater Cincinnati Port Development Authority, Ohio, Tax Increment Revenue Bonds, RBM Phase 3 Garage Project Series 2024	5.125	12/01/55	924,321
3,890,000	(d)	Jefferson County Port Authority, Ohio, Economic Development Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, (AMT), (Mandatory Put 12/01/28)	5.000	12/01/53	3,913,110
5,000,000	(d)	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)	5.000	07/01/49	4,513,157

116	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO (continued)
$1,775,000	(e)	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A, (UB)	4.550%	09/01/49	$1,748,856
11,300,000		Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, (Mandatory Put 6/01/22)	4.750	06/01/33	11,457,234
1,215,000	(e)	Port of Greater Cincinnati Development Authority, Ohio, Duke Energy Convention Center Project, TOT First Subordinate Development Revenue Bonds, Refunding Series 2024B - AGM Insured, (UB)	4.375	12/01/58	1,141,344
980,000		Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A	5.000	11/01/51	774,519
2,000,000		Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015	6.000	03/01/45	1,930,607

		TOTAL OHIO			49,525,342

		OKLAHOMA - 1.7% (1.1% of Total Investments)
1,000,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/52	1,003,860
1,000,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/57	1,003,568
1,200,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Taxable Series 2022	5.500	08/15/44	1,188,741
15,000,000		Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2000B, (AMT)	5.500	06/01/35	15,002,801
2,600,000		Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, (AMT)	5.500	12/01/35	2,602,378

		TOTAL OKLAHOMA			20,801,348

		PENNSYLVANIA - 2.6% (1.6% of Total Investments)
2,280,000	(d)	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School Foundation Project, Series 2022A	5.000	06/15/57	1,917,974
870,000	(d)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021	6.000	05/01/42	890,010
1,250,000	(d)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018	5.125	05/01/32	1,257,440
490,000		Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E Allen Street Project, Subordinate Series 2024B	6.000	05/01/42	493,923
500,000		Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B	3.750	10/01/47	397,255
1,000,000	(d)	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2017	5.125	10/15/41	703,124
1,500,000	(d)	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020	6.250	10/15/53	1,085,284
1,245,000		Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2021A	4.000	11/01/51	1,000,587
2,000,000		Lehigh County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds Seven Generations Charter School Series 2021A	4.000	05/01/51	1,535,987
3,250,000	(d)	Lehigh County Industrial Development Authority, Pennsylvania, Revenue Bonds, Provident Group -Lehigh Valley International Airport Hotel Project First Tier Series 2025A-2	5.750	01/01/65	3,072,478
1,065,000	(d)	Lehigh County Industrial Development Authority, Pennsylvania, Revenue Bonds, Provident Group -Lehigh Valley International Airport Hotel Project Second Tier Series 2025C	6.750	01/01/65	1,012,002

See Notes to Financial Statements	117

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$1,000,000		Montgomery County Redevelopment Authority, Pennsylvania, Special Obligation Revenue Bonds, River Pointe Project Series 2023	6.500%	09/01/43	$983,648
1,720,000	(a),(c),(d)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1	10.000	12/01/40	172
1,720,000	(a),(c),(d)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, (AMT)	10.000	12/01/40	172
2,970,000	(a),(c)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A	10.000	12/01/31	297
500,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding Series 2009C, (Mandatory Put 6/01/27)	5.250	12/01/37	500,865
7,730,000	(e)	Pennsylvania Economic Development Financing Authority, Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major Bridges Package One Project, Series 2022 - AGM Insured, (AMT), (UB)	5.000	12/31/57	7,538,499
1,650,000		Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A	5.000	07/01/49	1,469,461
1,000,000	(d)	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A	5.375	06/15/50	902,057
1,000,000	(d)	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B	5.125	12/15/44	899,986
5,325,000		Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, (AMT), (UB)	5.000	07/01/47	5,323,029
105,000		The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A	5.000	11/15/28	105,026

		TOTAL PENNSYLVANIA			31,089,276

		PUERTO RICO - 9.7% (5.9% of Total Investments)
2,000,000	(d)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/35	2,034,624
8,625,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY	6.125	07/01/40	3,528,686
2,000,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN	5.500	01/01/26	821,475
5,690,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	01/01/26	2,397,019
1,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/28	420
1,185,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/28	498,323
890,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/29	374,268
655,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/31	275,444
3,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/31	1,262
3,000,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	07/01/25	1,219,570
4,000,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	01/01/26	1,780,620
185,000	(c)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A	5.050	01/01/26	77,196
1,025,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/37	431,413
360,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.375	01/01/26	149,915

118	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PUERTO RICO (continued)
$710,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.375%	01/01/26	$295,666
375,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.250	07/01/33	155,265
405,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC	5.000	07/01/28	169,103
1,350,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX	5.250	07/01/40	575,632
1,000,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	6.750	07/01/36	404,302
4,835,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	5.000	07/01/42	2,050,243
5,500,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series 2010EEE	6.050	07/01/32	2,252,400
682,134		Puerto Rico Highway and Transportation Authority Highway Revenue Bonds Series 2022	5.250	07/01/38	682,302
42,500,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	13,719,280
183,530,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51	43,571,564
7,750,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	7,414,711
14,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	12,923,165
4,507,235		Puerto Rico, General Obligation Bonds, Clawback Highway Transportation Authority Claims Taxable Series 2022	0.000	11/01/51	2,766,316
91		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/27	93
4,201,027		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	2,820,251
4,000,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/46	3,274,838
14,486,516		Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable Series 2022	0.000	11/01/43	8,673,801

		TOTAL PUERTO RICO			115,339,167

		RHODE ISLAND - 0.2% (0.1% of Total Investments)
10,260,000		Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A	0.000	06/01/52	1,852,990

		TOTAL RHODE ISLAND			1,852,990

		SOUTH CAROLINA - 2.0% (1.2% of Total Investments)
100,000	(d)	Hardeeville, South Carolina, Special Assessment Revenue Bonds, East Argent Improvement District, Series 2021	4.000	05/01/52	63,081
5,560,000		Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Capital Appreciation Series 2007-A&B	0.000	11/01/39	1,360,761
5,725,000		Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Capital Appreciation Series 2007-A&B	0.000	11/01/39	1,660,686
400,000	(d)	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020	5.000	01/01/55	330,358
930,000	(d)	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014	7.750	11/15/45	960,106
2,960,000		South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Patriots Place Apartments Project, Series 2022A-1	5.750	06/01/52	2,097,735
3,000,000	(d)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A	5.000	11/15/55	2,598,152
1,585,000		South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A	7.250	06/15/58	1,609,327

See Notes to Financial Statements	119

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOUTH CAROLINA (continued)
$235,000	(d)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Virtus Academy Project, Series 2023A	7.125%	06/15/58	$238,078
2,980,000	(e)	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, (UB)	5.000	05/01/38	3,006,905
9,895,000	(e)	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, (UB)	5.000	05/01/48	9,795,294

		TOTAL SOUTH CAROLINA			23,720,483

		TENNESSEE - 0.6% (0.3% of Total Investments)
1,000,000	(c)	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A	5.625	01/01/46	655,984
6,045,000		The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B	5.625	09/01/26	6,154,232

		TOTAL TENNESSEE			6,810,216

		TEXAS - 7.3% (4.5% of Total Investments)
2,000,000	(d)	Abilene Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Second-Lien Series 2021B	5.000	10/01/50	1,623,821
2,750,000		Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding Series 2021A	4.500	02/15/56	1,999,688
500,000	(d)	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Duck Point Public Improvement District, Series 2025	5.625	12/31/55	462,820
680,000		Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public Improvement District, Series 2013	6.000	11/01/28	680,159
300,000	(d)	Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds, Backyard Public Improvement District Project, Series 2021	5.250	09/01/51	271,479
500,000	(d)	Buda, Texas, Special Assessment Revenue Bonds, Persimmon Public improvement District Major Improvement Area Project, Series 2025	6.750	09/01/55	470,170
500,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019	4.250	09/01/49	411,174
750,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 8-9 Project, Series 2025	5.625	09/01/55	706,163
625,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public Improvement District Improvement Area 2 Project Series 2024	5.500	09/01/54	579,597
1,000,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, North Sky Public Improvement District Major Improvements Area Project, Series 2023	6.125	09/01/52	960,768
2,935,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 5 Project, Series 2022	4.000	09/01/51	2,190,896
1,000,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson Creek Public Improvement District Initial Major Improvement Project, Series 2021	4.250	09/01/41	852,340
900,000	(d)	Decatur, Texas, Special Assessment Revenue Bonds, Paloma Trails Public Improvement District Major Improvement Area Project, Series 2025	6.375	09/15/55	848,058
500,000	(d)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District, Improvement Area 1 Project, Series 2025	5.625	12/31/55	473,323
165,000	(d)	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019	4.250	08/15/49	135,731
1,500,000		Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT	4.750	05/01/38	1,479,410

120	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,045,000		Friendswood, Harris and Galveston Counties, Texas, Special Assessment Revenue Bonds, City Center Public Improvement District, Initial Major Improvements Project Series 2024	7.000%	09/15/54	$1,004,626
1,000,000		Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, (AMT)	8.000	04/01/28	1,001,000
125,000	(d)	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019	4.375	09/01/49	104,420
630,000		Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A	6.000	02/15/36	630,000
1,000,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. - Terminal Improvement Project, Refunding Series 2011, (AMT)	6.625	07/15/38	1,002,307
500,000	(d)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory Crossing, Public Improvement Area 1 Project Series 2021	4.000	09/01/56	368,539
1,075,000	(d)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory Crossing, Public Improvement Area 2 Project Series 2023	5.625	09/01/58	1,052,385
1,045,000	(d)	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 3 Project, Series 2021	4.000	09/01/46	831,672
1,500,000	(d)	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District Major Improvement Area Project, Series 2021	4.375	09/15/51	1,165,870
1,170,000	(d)	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 2 Project, Series 2019	4.250	09/15/39	1,051,901
300,000	(d)	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019	5.750	09/15/39	297,976
500,000	(d)	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019	6.000	09/15/49	501,181
1,125,000		Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021	3.000	09/01/46	794,455
825,000	(d)	Montgomery County, Texas, Special Assessment Revenue Bonds, Meadow Park Public Improvement District, Improvement Area 1, Series 2025	5.375	09/15/54	783,464
8,000,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1	5.500	01/01/57	7,322,261
1,000,000	(g)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project, Series 2016A, (Pre-refunded 4/01/26)	5.000	04/01/48	1,014,689
1,000,000	(c)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	07/01/30	981,421
3,250,000	(c)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	07/01/35	3,171,859
3,445,000	(c)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	07/01/47	3,325,686
1,070,000	(d)	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Oak Point Public Imporvement District 2 Project, Series 2020	4.000	09/01/50	826,209
250,000	(d)	Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public Improvement District Zone A Improvement Area 1 Project, Series 2022	5.625	09/15/52	238,057
325,000	(d)	Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public Improvement District Zone B Improvement Area 1 Project, Series 2022	5.625	09/15/52	309,475
2,464,000	(d)	Plano, Collin and Denton Counties, Texas, Special Assessment Revenue Bonds, Collin Creek East Public Improvement District Project, Series 2021	4.375	09/15/51	1,891,239

See Notes to Financial Statements	121

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,000,000	(d)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2020, (AMT)	4.000%	01/01/50	$793,902
7,000,000	(d)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	3.000	01/01/50	4,622,330
1,650,000		Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien Series 2019A, (AMT)	4.000	06/01/38	1,534,105
1,620,000		Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien Series 2019A, (AMT)	4.000	06/01/39	1,483,243
1,000,000		Princeton, Collins County, Texas, Special Assessment Revenue Bonds, Winchester Public Improvement District 2 Project, Series 2022	5.250	09/01/52	915,916
600,000	(d)	Princeton, Collins County, Texas, Special Assessment Revenue Bonds, Windmore Public Improvement District Improvement Area 1 Project, Series 2022	5.500	09/01/54	579,601
205,000	(d)	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019	4.750	09/01/49	185,650
185,000	(d)	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019	5.500	09/01/39	185,166
1,000,000	(d)	Red Oak, Ellis County, Texas, Special Assessment Revenue Bonds, Red Oak Public Improvement District 1 Improvement Area 1 Project, Series 2021	4.000	09/15/51	760,464
2,000,000	(c)	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012	3.000	12/15/32	920,000
145,000		Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016	5.750	09/15/36	145,473
400,000	(d)	Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment Revenue Bonds, Liberty Crossing Public Improvement District Improvement Area 2 Project, Series 2024	5.625	09/15/54	369,003
1,442,000	(d)	San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, Whisper South Public Improvement District, Series 2020	4.250	09/01/42	1,213,534
7,000,000	(e)	Sherman, Texas, Combination Tax and Revenue Certificates of Obligation, Series 2023, (UB)	5.000	08/15/53	7,143,595
1,500,000	(e)	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Christus Health, Series 2022A, (UB)	5.000	07/01/53	1,513,621
5,000,000	(e)	Tarrant County Cultural Education Facilities, Texas, Finance Corporation Revenue Bonds, Christus Health, Refunding Series 2018B, (UB)	5.000	07/01/48	5,003,228
1,250,000		Texas Private Activity Bond Surface Transpiration Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2023, (AMT)	5.500	12/31/58	1,282,184
10,000,000		Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, (AMT)	5.000	06/30/58	9,719,882
5,000,000	(e)	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2024A, (UB)	4.375	10/15/59	4,734,359

		TOTAL TEXAS			86,921,545

		UTAH - 1.3% (0.8% of Total Investments)
1,000,000	(d)	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds Subordinate Series 2021B	7.375	09/15/51	859,291
3,615,000	(d)	Black Desert Public Infrastructure District, Washington County, Utah, Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024	5.625	12/01/53	3,520,607
1,255,000	(d)	Courtyards at Shurtz Canyon Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Series 2025A-1	7.000	03/01/55	1,265,751
1,010,000	(d)	MIDA Mountain Village Public Infrastructure District, Utah, Subordinate Tax Allocation Revenue Bonds, Series 2024-2	6.000	06/15/54	1,011,873
1,000,000		Military Installation Development Authority, Utah, Tax Allocation and Hotel Tax Revenue Bonds Series 2021A-1	4.000	06/01/52	759,115

122	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTAH (continued)
$2,000,000	(d)	ROAM Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A	4.250%	03/01/51	$1,386,639
1,000,000	(d)	Sage Creek Infrastructure Financing District, Utah, Special Assessment Revenue Bonds, Sage Creek Assessment Area Series 2024	5.750	12/01/53	946,028
1,000,000	(d)	Sun Stone Infrastructure Financing District, Utah, Special Assessment Bonds, Assessment Area 1, Series 2024	6.750	06/01/54	924,052
1,810,000	(d)	Trails at Shurtz Canyon Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Series 2025A-1	6.750	03/01/55	1,825,684
830,000	(d)	Utah Charter School Finance Authority, Charter School Revenue Bonds, Mountain West Montessori Academy Project, Series 2020A	5.000	06/15/49	713,538
955,000	(d)	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A	5.125	07/15/51	799,195
1,000,000	(d)	Wakara Ridge Public Infrastructure District, Utah, Special Assessment Bonds, Wakara Ridge Assessment Area, Series 2025	5.625	12/01/54	991,694

		TOTAL UTAH			15,003,467

		VIRGIN ISLANDS - 1.3% (0.8% of Total Investments)
1,000,000	(d)	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C	5.000	10/01/30	990,191
5,000,000	(d)	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C	5.000	10/01/39	4,718,001
2,780,000	(d)	Virgin Islands Public Finance Authority, Revenue Bonds, Frenchman’s Reef Hotel Development Hotel Occupancy Series 2024A	6.000	04/01/53	2,795,703
2,600,000	(d)	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A	6.750	07/01/26	2,550,641
3,085,000	(d)	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Series 2024A	8.000	07/01/26	3,070,352
215,000	(d)	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2024B	10.250	07/01/26	214,594
1,480,000	(d)	West Indian Company Limited, Virgin Islands, Port Facilities Revenue Bonds WICO Financing Series 2022B, (AMT)	6.250	10/01/42	1,428,718

		TOTAL VIRGIN ISLANDS			15,768,200

		VIRGINIA - 3.3% (2.1% of Total Investments)
762,000	(c)	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B	4.125	03/01/26	480,060
1,500,000	(d)	Cutalong II Community Development Authority, Louisa County, Virginia, Special Assessment Revenue Bonds, Cutalong II Project, Series 2022	4.500	03/01/55	1,174,296
5,000,000	(d)	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A	5.000	07/01/46	4,654,890
11,495,000	(e)	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2021, (UB)	4.000	01/01/55	9,591,227
1,000,000		Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1	5.000	06/01/47	896,460
2,340,000		Virginia Beach Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2023A	7.000	09/01/59	2,565,572
4,500,000	(e)	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023A, (UB)	5.000	11/01/38	4,672,140
7,000,000	(d)	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A	5.500	07/01/54	5,507,292
8,977,327	(d)	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)	4.500	07/01/52	5,386,396
4,665,000	(d)	Virginia Small Business Financing Authority, Sports and Entertainment Facilities Revenue Bonds, P3 VB Holdings LLC, Senior Series 2023A	8.500	12/01/52	4,440,174

See Notes to Financial Statements	123

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VIRGINIA (continued)
$550,000	(d)	West Falls Community Development Authority, Arlington County, Virginia, Revenue Bonds, Series 2022A	5.375%	09/01/52	$545,610

		TOTAL VIRGINIA			39,914,117

		WASHINGTON - 1.5% (0.9% of Total Investments)
1,000,000		King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A	6.250	12/01/45	970,044
1,000,000		Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)	5.600	06/01/37	925,730
1,300,000		Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, (AMT)	5.000	04/01/30	1,300,110
2,500,000		Seattle Housing Authority, Washington, Revenue Bonds, Lam Bow Apartments Project, Series 2021	2.500	06/01/54	1,527,244
150,000		Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013	5.750	04/01/43	140,726
13,915,000	(e)	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Center Alliance, Series 2020, (UB)	5.000	09/01/55	13,601,286

		TOTAL WASHINGTON			18,465,140

		WEST VIRGINIA - 0.7% (0.4% of Total Investments)
1,214,000		Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010	5.750	12/01/44	1,142,449
1,125,000	(d)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A	5.750	06/01/43	1,131,112
925,000	(d)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2021A	4.125	06/01/43	769,424
915,000	(d)	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020	7.625	12/01/40	713,411
1,000,000	(d)	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Core Natural Resources, INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/55	991,367
4,000,000	(e)	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System, Improvement Series 2023A, (UB)	4.375	06/01/53	3,705,788

		TOTAL WEST VIRGINIA			8,453,551

		WISCONSIN - 8.8% (5.4% of Total Investments)
2,500,000	(d)	Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub North LLC Renewable Natural Gas Production Plant Project, Series 2021A	5.500	12/01/32	1,942,910
1,850,000		Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017	6.750	06/01/32	1,816,661
1,255,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Ascend Leadership Academy Project, Series 2021A	5.000	06/15/51	995,000
1,000,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Ascend Leadership Academy Project, Series 2021A	5.000	06/15/56	774,864
150,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A	5.000	07/01/55	124,197
2,015,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Guilford Preparatory Academy, North Carolina, Taxable Series 2022A	5.000	04/01/57	1,678,711
1,280,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, High Desert Montessori Charter School, Series 2021A	5.000	06/01/61	945,122
4,985,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A	5.000	06/15/46	3,938,343
500,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Point College Preparatory, Series 2020A	5.000	06/15/55	385,934

124	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$1,155,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Vegas Vista Academy, Series 2024A	7.000%	06/01/59	$1,060,830
12,606	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/47	358
11,020	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/48	295
10,843	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/49	271
10,491	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/50	243
10,314	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/51	225
13,400	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/52	270
13,224	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/53	251
12,783	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/54	228
12,518	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/55	210
12,254	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/56	194
666,929	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	5.500	07/01/56	480,523
13,576	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/57	202
13,224	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/58	185
12,871	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/59	171
12,606	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/60	157
12,430	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/61	145
12,077	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/62	133
11,813	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/63	123
11,548	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/64	114
11,372	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/65	105

See Notes to Financial Statements	125

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$12,254	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000%	01/01/66	$104
147,580	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/67	1,137
24,119	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/46	744
23,780	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/47	676
23,609	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/48	631
23,439	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/49	587
23,100	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/50	534
25,308	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/51	551
651,519	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	3.750	07/01/51	437,843
25,138	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/52	507
24,798	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/53	472
24,628	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/54	438
24,289	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/55	407
23,949	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/56	380
23,780	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/57	354
23,439	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/58	329
23,270	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/59	309
23,100	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/60	287
22,761	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/61	266
22,590	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/62	248
22,250	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/63	231

126	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$22,081	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000%	01/01/64	$218
21,911	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/65	202
21,571	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/66	184
280,946	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/67	2,165
4,700,000	(d)	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017	7.000	03/01/47	4,778,564
1,000,000	(d)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian Community School, North Carolina Series 2023A	6.250	06/15/53	987,045
1,500,000	(d)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs Community School, Series 2020A	6.250	06/15/40	1,434,151
1,000,000	(d)	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2021A	5.000	06/01/56	819,285
500,000		Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Cincinnati Classical Academy, Series 2024A	6.000	06/15/64	478,447
2,000,000	(c),(d)	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A	5.875	10/01/54	1,236,312
1,875,000	(d)	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lindenwood Education system, Series 2025A	5.500	06/01/40	1,911,606
1,550,000	(d)	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2021	5.000	08/01/51	1,103,978
3,000,000		Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Lenoir-Rhyne University, Refunding Series 2022	5.125	04/01/52	2,784,309
335,000		Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, (AMT)	4.000	08/01/35	315,117
5,000,000		Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A	5.000	02/01/62	4,799,162
6,665,000	(d)	Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B	6.000	02/01/62	6,843,640
1,665,000	(c),(d)	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A	6.250	08/01/27	1,610,887
1,000,000	(c),(d)	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A	6.750	08/01/31	897,500
3,000,000	(d)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	6.750	12/01/42	3,027,181
20,835,000	(d)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	7.000	12/01/50	21,100,727
3,500,000	(c),(d)	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A	6.500	09/01/48	2,100,000
500,000	(c),(d)	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A	7.000	10/01/47	50,000
4,415,000	(c),(d)	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A	6.950	07/01/38	3,090,500
6,585,000	(c),(d)	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A	7.000	07/01/48	4,609,500
1,060,000		Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015	5.875	04/01/45	1,060,372
1,000,000		Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community, Series 2023A	5.000	06/01/37	991,391

See Notes to Financial Statements	127

Portfolio of Investments April 30, 2025 (continued)

NMZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$4,000,000		Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community, Series 2023A	5.000%	06/01/52	$3,571,200
1,000,000	(c),(d)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.125	01/01/33	450,000
2,000,000	(c),(d)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.250	01/01/38	900,000
3,500,000	(c),(d)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.375	01/01/48	1,575,000
285,000	(a),(c)	Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC Agribusiness LLC Project, Series 2022B	15.000	12/31/25	28
1,699,786		Public Finance Authority Wisconsin, Tax Exempt Pooled Securities, Certificates Series 2024-2 Class A, (Mandatory Put 8/01/27)	4.000	08/01/59	1,671,463
1,130,000	(d)	Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy Charter School, Series 2021	5.000	10/15/51	984,902
815,000	(d)	Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy Charter School, Series 2021	5.000	10/15/56	698,547
1,000,000	(d)	Public Finance Authority, Wisconsin, Revenue Bonds, Two Step Project, Series 2024	0.000	12/15/34	559,839
4,215,000	(d)	Public Finance Authority, Wisconsin, Tax Increment Revenue Senior Bonds, World Center Project Series 2024A	5.000	06/01/41	4,219,699
1,000,000	(d)	Public Finance Authority, Wisconsin, Tax Increment Revenue Subordinate Bonds, World Center Project Series 2024B	8.000	06/15/42	992,932
1,000,000	(d)	Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding Senior Series 2021	5.000	09/30/41	871,491
970,000	(g)	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D, (Pre-refunded 12/15/30)	0.000	12/15/60	241,101
4,030,000		Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D - AGM Insured	0.000	12/15/60	643,467
7,250,000	(e)	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2017C, (UB)	5.000	02/15/47	7,171,409

		TOTAL WISCONSIN			105,177,531

		WYOMING - 0.4% (0.3% of Total Investments)
5,000,000	(e)	Wyoming Community Development Authority, Housing Revenue Bonds, 2023 Series 3, (UB)	4.950	12/01/53	5,081,259

		TOTAL WYOMING			5,081,259

		TOTAL MUNICIPAL BONDS (Cost $2,049,523,091)			1,926,235,057

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments)

		CAPITAL GOODS - 0.0% (0.0% of Total Investments)
450,366	(a),(c),(i)	KDC Agribusiness Fairless Hills LLC	12.000	09/15/23	45

		TOTAL CAPITAL GOODS			45

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0% (0.0% of Total Investments)
60,377	(a)	Tuscan Gardens of Palm Coast	15.000	10/12/25	60,377

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			60,377

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $510,743)			60,422

		TOTAL LONG-TERM INVESTMENTS (Cost $2,067,035,434)			1,942,811,717

		FLOATING RATE OBLIGATIONS - (38.0)%			(454,147,000)

		AMTP SHARES, NET - (29.9)%(j)			(356,624,119)

		OTHER ASSETS & LIABILITIES, NET - 5.2%			62,403,407

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$1,194,444,005

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

128	See Notes to Financial Statements

AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
IF

Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	For fair value measurement disclosure purposes, investment classified as Level 3.
(b)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $544,596,293 or 28.0% of Total Investments.

(e)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h)	When-issued or delayed delivery security.
(i)

Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.

(j)	AMTP Shares, Net as a percentage of Total Investments is 18.4%.

See Notes to Financial Statements	129

Portfolio of Investments April 30, 2025

NMCO

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 164.4% (100.0% of Total Investments)
		MUNICIPAL BONDS - 164.4% (100.0% of Total Investments)
		ALABAMA - 6.0% (3.6% of Total Investments)
$395,000		Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Green Series 2020, (AMT), (Mandatory Put 11/01/30)	6.375%	11/01/50	$434,398
20,925,000		Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, (AMT)	5.750	10/01/49	20,974,992
6,100,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024A, (AMT)	5.000	06/01/54	5,795,206
8,875,000	(a)	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A	5.250	05/01/44	8,667,200

		TOTAL ALABAMA			35,871,796

		ALASKA - 1.3% (0.8% of Total Investments)
7,765,000		Anchorage, Alaska, Port Revenue Bonds, Series 2020A, (AMT)	5.000	12/01/50	7,519,242

		TOTAL ALASKA			7,519,242

		ARIZONA - 2.4% (1.5% of Total Investments)
1,000,000	(a)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series 2021A	5.000	07/01/51	860,726
2,000,000	(a)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Projects, Series 2021B	5.000	07/01/51	1,721,452
340,000	(a)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A	4.000	07/15/40	302,884
985,000	(a)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A	5.750	01/01/50	829,867
1,100,000	(a)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B	5.000	07/01/39	1,105,183
4,025,000	(a)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B	5.000	07/01/54	3,724,688
315,000	(a)	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020	5.500	10/01/51	263,012
600,000	(a)	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A	5.000	07/01/35	600,222
280,000	(a)	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A	5.000	09/01/55	228,514
1,000,000	(a),(b)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019	5.875	07/01/51	700,000
50,000	(a)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019	5.000	07/01/49	45,490
380,000	(a)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020	5.250	06/15/50	342,566
1,000,000	(c)	Sierra Vista Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Convertible Capital Appreciation Revenue Bonds, Series 2021A	0.000	10/01/56	789,151
2,205,000	(a)	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A	6.000	10/01/37	1,636,666
2,350,000	(a)	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A	6.125	10/01/52	1,495,499

		TOTAL ARIZONA			14,645,920

130	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARKANSAS - 2.6% (1.6% of Total Investments)
$13,085,000	(a)	Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2022, (AMT)	5.450%	09/01/52	$13,095,429
3,000,000	(a)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, (AMT)	4.750	09/01/49	2,789,319

		TOTAL ARKANSAS			15,884,748

		CALIFORNIA - 9.8% (5.9% of Total Investments)
3,000,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, K Street Flats, Series 2021A-2	4.000	08/01/50	2,272,568
4,500,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A	5.000	02/01/50	3,148,513
8,000,000	(a)	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A	5.000	04/01/49	6,478,749
1,555,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2	0.000	06/01/55	295,219
1,510,000	(a)	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020	6.250	07/01/58	1,542,672
2,400,000	(a)	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Green Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)	9.500	01/01/65	2,317,911
275,000	(a)	California Municipal Finance Authority, Revenue Bonds, American Musical and Dramatic Academy Inc. AMDA Inc Project, Taxable Series 2023B	9.500	07/01/30	286,248
1,505,000		California Municipal Finance Authority, Revenue Bonds, American Musical and Dramatic Academy Inc., Series 2023A	7.250	07/01/53	1,488,911
4,000,000	(a)	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A	6.000	10/01/50	3,945,779
1,385,000	(a)	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A	5.125	07/01/55	1,119,425
320,000	(a)	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A	5.000	11/15/51	284,650
4,850,000		California Public Finance Authority, Senior Living Revenue Bonds, The James, Senior Series 2024A	6.200	06/01/44	4,569,135
4,020,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A	0.000	06/01/42	3,819,000
4,380,000	(a)	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A	0.000	06/01/52	4,161,000
1,410,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A	5.000	06/01/50	1,192,380
1,200,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A	5.000	06/01/59	976,926
1,000,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools Obligated Group, Series 2020A	5.000	06/01/60	844,396
2,500,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56	2,497,128
6,909	(b),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	12/31/25	6,909
88	(b),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/30	88

See Notes to Financial Statements	131

Portfolio of Investments April 30, 2025 (continued)

NMCO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$3,312	(b),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750%	07/01/35	$3,312
5,422	(b),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G	5.500	12/31/25	5,422
2,470	(b),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H	5.750	07/01/25	2,471
15,000,000		California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A	0.000	06/01/46	3,745,863
1,000,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A	5.000	01/01/54	852,539
2,500,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A	3.250	10/01/58	1,650,437
23,500,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2	0.000	06/01/66	2,529,072
10,000,000		Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.Turbo Capital Appreciation	0.000	06/01/36	4,478,844
615,000	(e)	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Subordinate Lien Private Activity Series 2021A, (AMT)	5.000	05/15/39	630,112
15,000,000		Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, First Subordinate CABs, Series 2006B	0.000	06/01/46	3,633,012

		TOTAL CALIFORNIA			58,778,691

		COLORADO - 19.0% (11.5% of Total Investments)
4,975,000	(a)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.750	12/01/54	4,998,088
1,940,000		Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding and Improvement Series 2023B	8.250	12/15/39	1,959,094
3,000,000		Aurora Highlands Community Authority Board, Adams County, Colorado, Special Tax Revenue Bonds, Refunding & Improvement Series 2021A	5.750	12/01/51	2,740,973
2,000,000		Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3	4.750	12/01/51	1,500,647
961,000		Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A	5.000	12/01/35	833,084
3,000,000		Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A	5.000	12/01/49	2,213,964
1,000,000		Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate Convertible to Senior Capital Appreciation Series 2019B	7.500	12/01/49	675,935
3,985,000		Broadway Station Metropolitan District 3, Denver County, Colorado, Tax Increment Supported Revenue Bonds, Series 2023A	7.000	12/15/32	3,960,762
500,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017	5.375	10/01/37	444,268
3,145,000	(a)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Charter School, Series 2022A	5.250	03/15/52	2,994,433

132	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$500,000	(a)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016	5.000%	07/01/36	$501,531
3,520,000	(a)	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019	5.000	10/01/49	3,246,481
6,650,000	(a)	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019	5.000	10/01/59	5,926,243
2,000,000		Crossroads Metropolitan District 1, El Paso County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2022	6.500	12/01/51	1,879,285
2,695,000		Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31	1,540,265
1,000,000		DC Metropolitan District, Denver County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2024A	5.875	12/01/54	907,021
1,750,000		Green Valley Ranch East Metropolitan District 6, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3	5.875	12/01/50	1,651,490
980,000	(a)	Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2024	5.500	12/01/44	916,823
14,000,000		Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2	5.750	12/01/49	12,148,095
5,500,000		Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1	5.000	12/01/49	4,690,625
1,060,000	(a),(f)	Indy Oak Tod Metropolitan District, Lakewood, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, (Pre-refunded 6/01/25)	5.500	12/01/50	1,093,396
500,000		Johnstown North Metropolitan District 2, Johnstown, Colorado, General Obligation Bonds, Refunding & Improvement Series 2022A	7.000	08/15/52	503,612
1,000,000		Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2021A-3	4.500	12/01/50	730,782
2,000,000	(a)	Ledge Rock Center Commercial Metropolitan District (In the Town of Johnstown, Weld County, Colorado), Limited Tax General Obligation Bonds, Series 2022	7.375	11/01/52	2,000,285
500,000		Ledge Rock Center Residential Metropolitan District 1, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2024A	6.375	12/01/54	480,842
352,000		Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016	4.000	12/01/26	349,414
1,000,000		Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe County, Colorado), General Obligation Limited Tax Bonds, Series 2022A and Subordinate General Obligation Limited Tax Bonds, Series 2022B(3)	6.000	12/01/52	938,210
2,320,000		North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3	5.250	12/01/50	2,188,772
515,000		North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax General Obligation Bonds, Series 2020	5.125	12/01/49	455,594
10,180,000		Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019	5.000	12/01/49	8,591,397
4,420,000		Pioneer Community Authority Board (Weld County, Colorado), Special Revenue Bonds, Series 2022	6.500	12/01/34	4,122,601
1,000,000		Redtail Ridge Metropolitan District, City of Louisville, Boulder County, Colorado, General Obligation Limited Tax Capital Appreciation Turbo Bonds, Series 2025	0.000	12/01/32	575,120
1,500,000		RM Mead Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.250	12/01/50	1,351,711
5,000,000		Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2022A	6.750	12/01/52	5,069,561

See Notes to Financial Statements	133

Portfolio of Investments April 30, 2025 (continued)

NMCO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$8,515,000	(a)	Settler’s Crossing Metropolitan District 1, Lakewood, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.125%	12/01/50	$7,804,757
500,000		STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A	5.000	12/01/49	515,091
6,500,000	(g)	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding First Lien Series 2025A-1	5.000	12/01/55	6,509,518
1,000,000		Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Special District 3, Series 2022	6.750	12/01/53	1,033,016
760,000	(b)	Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding & Improvement Series 2019A	5.250	12/01/51	542,238
2,200,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	5.000	12/01/41	1,799,961
1,000,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	5.000	12/01/51	734,217
2,000,000		Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021	5.000	12/01/51	1,586,078
8,000,000	(a)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Convertible Capital Appreciation Series 2021A-2	4.625	12/01/51	5,142,554
2,000,000	(a)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1	4.000	12/01/36	1,754,047
3,500,000	(a)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1	4.125	12/01/51	2,643,565

		TOTAL COLORADO			114,245,446

		CONNECTICUT - 0.4% (0.2% of Total Investments)
3,200,000	(a)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Mary Wade Home Issue, Series 2019A-1	5.000	10/01/54	2,399,604

		TOTAL CONNECTICUT			2,399,604

		DISTRICT OF COLUMBIA - 4.0% (2.5% of Total Investments)
89,500,000		District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A	0.000	06/15/46	22,331,136
3,335,000		District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006C	0.000	06/15/55	327,000
1,971,000	(a)	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc., Series 2019A	5.250	05/15/55	1,643,527

		TOTAL DISTRICT OF COLUMBIA			24,301,663

		FLORIDA - 16.4% (10.0% of Total Investments)
140,000	(a)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/35	136,542
100,000	(a)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/50	88,506
100,000	(a)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at Land O’Lakes Project, Series 2020A	5.000	12/15/49	88,131
2,500,000	(a)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South Bay Project, Series 2020A	6.000	06/15/55	2,493,851
1,950,000	(a)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A	5.125	07/01/39	1,855,454
1,490,000	(a)	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017	5.625	08/01/37	1,353,498
3,735,000	(a)	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017	5.875	08/01/52	3,089,820
1,230,000	(a)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, Babcock Neighborhood School Inc Project, Series 2024	5.750	08/15/54	1,130,759
2,030,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A	5.000	06/15/51	1,733,484

134	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$2,315,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc., Series 2020A	5.000%	01/01/40	$2,026,918
500,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc., Series 2020A	5.000	01/01/50	409,319
1,600,000	(a)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A	6.000	06/15/37	1,606,801
14,450,000	(a)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put 7/15/28)	12.000	07/15/32	15,000,273
6,500,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)	5.000	07/01/44	6,499,845
1,515,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.250	07/01/47	1,479,543
7,475,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)	5.250	07/01/53	7,510,994
10,765,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.500	07/01/53	10,772,000
3,000,000	(a)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024A, (AMT), (Mandatory Put 7/15/28)	10.000	07/15/59	3,098,980
15,385,000	(a)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57	15,861,015
595,000	(a)	Florida Development Finance Corporation, Student Housing Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1	5.250	06/01/54	569,536
1,500,000	(a)	Florida Development Finance Corporation, Student Housing Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024B	6.500	06/01/59	1,492,311
1,650,000	(a)	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A	5.000	01/15/49	1,488,708
150,000	(a)	Lake Hideaway Community Development District, Hernando County, Florida, Capital Improvement Revenue Bonds, Assessment Area One, Series 2024	5.900	05/01/54	146,802
640,000		Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A	5.250	06/15/27	640,074
1,000,000	(a)	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A	5.375	12/01/32	771,016
1,100,000	(a)	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A	5.625	12/01/37	827,763
1,300,000	(a)	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A	5.750	12/01/52	933,932
750,000		Leomas Landing Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021	4.000	05/01/52	587,658
690,000		LT Ranch Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2019	4.000	05/01/40	630,716
975,000	(a)	Mandarin Grove Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022	6.625	05/01/53	1,108,242
2,390,000	(a)	Middleton Community Development District A, Florida, Special Assessment Revenue Bonds, Series 2022	6.200	05/01/53	2,488,291

See Notes to Financial Statements	135

Portfolio of Investments April 30, 2025 (continued)

NMCO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$770,000	(a)	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 4, Series 2024	5.750%	05/01/54	$751,239
2,130,000		Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2	0.000	10/01/48	660,282
500,000		Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2	0.000	10/01/54	109,908
835,000		Palm Coast Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2023	5.400	05/01/43	835,421
100,000		Parker Road Community Development District, Florida, Capital Improvement Revenue Bonds, Refudning Series 2020	3.875	05/01/40	82,022
6,410,000		Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A	5.750	11/15/54	6,060,468
1,490,000		Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1	6.375	11/01/47	1,545,344
1,000,000	(a)	Woodland Crossing Community Development District, Sumter County, Florida, Special Assessment Bonds, Series 2025	5.875	05/01/45	1,005,188

		TOTAL FLORIDA			98,970,654

		GEORGIA - 6.0% (3.6% of Total Investments)
3,920,000		Atlanta Development Authority, Georgia, Economic Development Certificates, Gulch Enterprise Zone Project, Convertible Capital Appreciation Series 2024A-1 Class A	6.500	12/15/48	3,377,926
4,750,000	(a)	Atlanta Development Authority, Georgia, Revenue Bonds, Westside Gulch Area Project, Senior Series 2024A-2	5.500	04/01/39	4,768,431
1,250,000	(b)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	6.500	01/01/29	500,000
7,030,000	(b)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	6.750	01/01/35	2,812,000
18,430,000	(b)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	7.000	01/01/40	7,372,000
3,800,000		Atlanta Urban Residential Finance Authority Flats at Stone Hogan Multifamily Housing Revenue Bonds	4.370	05/01/44	3,699,642
10,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A	5.000	05/15/43	10,104,608
2,500,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A	5.000	01/01/49	2,480,299
850,000		White County Development Authority, Georgia, Revenue Bonds Truett McConnell University, Series 2019	5.125	10/01/39	742,808

		TOTAL GEORGIA			35,857,714

		HAWAII - 0.2% (0.1% of Total Investments)
1,150,000	(a)	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A	5.000	01/01/45	973,445

		TOTAL HAWAII			973,445

		IDAHO - 1.5% (0.9% of Total Investments)
9,655,000	(a)	Idaho Falls Auditorium District, Idaho, Certifications of Participation, Annual Appropriation Series 2021	5.250	05/15/51	9,135,531

		TOTAL IDAHO			9,135,531

		ILLINOIS - 9.6% (5.9% of Total Investments)
2,750,000		Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019	5.250	03/01/41	2,708,915
4,605,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	6.000	12/01/49	4,853,820
2,800,000	(e)	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, (UB)	5.000	01/01/38	2,776,923
5,000,000	(e)	Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB)	5.500	01/01/49	5,009,506

136	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$10,850,000		Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017	5.250%	05/15/54	$8,011,114
3,000,000	(a)	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2018B	6.125	04/01/58	2,841,130
3,500,000	(a)	Illinois Finance Authority, Solid Waste Revenue Bonds, LRS Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)	7.375	09/01/42	3,875,230
4,840,000		Illinois State, General Obligation Bonds, May Series 2018A	5.000	05/01/32	4,998,574
890,000		Illinois State, General Obligation Bonds, May Series 2020	5.500	05/01/39	933,775
10,000,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2012B - AGM Insured	0.000	12/15/50	2,611,174
2,980,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A	5.000	06/15/57	2,902,132
29,815,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B - BAM Insured	0.000	12/15/54	6,174,347
12,500,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1 - AGM Insured	0.000	06/15/44	4,790,295
4,545,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1 - AGM Insured	0.000	06/15/45	1,641,500
425,000		Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021 - BAM Insured	4.000	10/01/39	399,290
800,000		Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021 - BAM Insured	4.000	10/01/40	742,963
700,000		Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021 - BAM Insured	4.000	10/01/41	644,083
150,000		Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A	4.000	01/01/38	148,645
120,000		Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A	4.000	01/01/39	115,853
1,000,000	(b)	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007	4.800	01/01/26	370,000
756,634	(b)	Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds, Kendall Marketplace Project, Series 2007	6.000	01/01/26	756,634
575,000		Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006- 113 Cannoball & Beecher, Series 2007	5.750	03/01/28	573,218

		TOTAL ILLINOIS			57,879,121

		INDIANA - 1.8% (1.1% of Total Investments)
140,000	(a)	Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at the Wigwam Project, Series 2020A	5.375	01/01/40	122,091
3,105,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham College, Refunding Series 2013A	5.000	10/01/32	3,023,308
500,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2020, (AMT)	6.750	05/01/39	553,861
1,005,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	6.000	03/01/53	1,050,464
1,000,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	6.125	03/01/57	1,047,207
1,000,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Subordinate Series 2023F-1	7.750	03/01/67	1,098,994
2,260,000	(a)	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Refunding Series 2024, (AMT)	4.875	01/01/44	2,186,663
1,675,000	(a)	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Refunding Series 2024, (AMT)	5.000	01/01/54	1,602,707

		TOTAL INDIANA			10,685,295

See Notes to Financial Statements	137

Portfolio of Investments April 30, 2025 (continued)

NMCO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		IOWA - 0.6% (0.4% of Total Investments)
$2,540,000		Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012	4.750%	08/01/42	$2,423,569
1,100,000	(f)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32)	5.000	12/01/50	1,228,163

		TOTAL IOWA			3,651,732

		KANSAS - 1.3% (0.8% of Total Investments)
1,365,000		Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015	5.750	09/01/32	1,254,478
6,475,000	(a)	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series 2022	5.750	03/01/41	6,569,021

		TOTAL KANSAS			7,823,499

		KENTUCKY - 0.1% (0.0% of Total Investments)
500,000		Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2022A, (AMT)	4.700	01/01/52	462,509

		TOTAL KENTUCKY			462,509

		LOUISIANA - 2.7% (1.7% of Total Investments)
1,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2021B	2.500	04/01/36	807,248
895,000	(a)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Jefferson Parish GOMESA Project, Series 2019	4.000	11/01/44	781,029
260,000	(a)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A	5.000	06/01/58	229,632
2,000,000	(e)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/42	2,004,248
1,800,000	(a)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A	5.000	04/01/49	1,503,964
2,000,000	(a)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A	5.000	04/01/57	1,603,404
1,185,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola University of New Orleans Project, Refunding Series 2023A	5.250	10/01/48	1,190,683
2,500,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola University of New Orleans Project, Refunding Series 2023A	5.250	10/01/53	2,486,178
235,000	(f)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane University, Refunding Series 2020A, (Pre-refunded 4/01/30)	4.000	04/01/50	241,622
15,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane University, Refunding Series 2020A	4.000	04/01/50	12,765
2,000,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.750	09/01/64	2,076,291
500,000	(a)	Plaquemines Port, Louisiana, Harbor and Terminal District Facilities Revenue Bonds NOLA Terminal LLC Project Dock and Wharf Series 2024A	9.000	12/01/44	427,331
200,000	(a)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2008, (Mandatory Put 6/01/30)	6.100	06/01/38	211,495
1,235,000	(a)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010	6.350	07/01/40	1,311,197
800,000	(a)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010A	6.350	10/01/40	849,357
695,000	(a)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010B, (Mandatory Put 6/01/30)	6.100	12/01/40	734,949

		TOTAL LOUISIANA			16,471,393

138	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MARYLAND - 1.0% (0.6% of Total Investments)
$1,000,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000%	09/01/36	$1,000,373
1,000,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/39	979,465
1,935,000	(a)	Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020A	5.000	07/01/43	1,851,717
2,000,000	(a)	Prince George’s County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018	5.250	07/01/48	1,984,366

		TOTAL MARYLAND			5,815,921

		MASSACHUSETTS - 0.5% (0.3% of Total Investments)
3,900,000		Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2017	5.000	07/01/47	3,291,207

		TOTAL MASSACHUSETTS			3,291,207

		MICHIGAN - 0.9% (0.6% of Total Investments)
1,845,000		Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019	5.000	11/01/44	1,734,947
74,130,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C	0.000	06/01/58	2,237,162
1,810,000	(a)	Warren Academy, Macomb County, Michigan, Revenue Bonds, Public School Academy, Refunding Series 2020A	5.500	05/01/50	1,628,893

		TOTAL MICHIGAN			5,601,002

		MINNESOTA - 1.3% (0.8% of Total Investments)
500,000		Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project, Series 2018A	5.000	07/01/53	395,065
1,300,000		Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A	5.750	07/01/46	1,126,465
2,440,000		Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A	5.000	07/01/54	2,067,703
130,000	(a)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A	5.250	12/01/52	89,368
30,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A	5.000	07/01/40	25,465
2,040,000	(a),(b)	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos Academy, Series 2022A	5.875	06/01/57	1,479,000
1,000,000		Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020	3.950	03/01/50	653,771
1,885,000	(a)	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy, Refunding Series 2025	5.500	06/01/55	1,780,034

		TOTAL MINNESOTA			7,616,871

		MISSISSIPPI - 0.4% (0.2% of Total Investments)
2,285,000		Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A	5.000	09/01/46	2,258,826

		TOTAL MISSISSIPPI			2,258,826

		MISSOURI - 1.3% (0.8% of Total Investments)
315,000		Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016	4.000	08/01/38	225,248
2,900,000		Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A	5.250	05/15/42	2,624,647
1,750,000		Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A	5.250	05/15/50	1,479,053
3,500,000	(a)	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B	5.000	02/01/50	3,183,591

		TOTAL MISSOURI			7,512,539

See Notes to Financial Statements	139

Portfolio of Investments April 30, 2025 (continued)

NMCO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEVADA - 0.7% (0.4% of Total Investments)
$8,454,619	(a),(b)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, (AMT)	6.950%	02/15/38	$34,664
1,842,684	(a),(b)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020	6.750	02/15/38	7,555
1,297,735	(a),(b)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017, (AMT)	5.875	12/15/27	130
267,170	(a),(b)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017, (AMT)	6.250	12/15/37	27
2,530,148	(a),(b)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, (AMT)	5.750	02/15/38	10,374
1,000,000	(a)	Director of Nevada State Department of Business and Industry, Revenue Bonds, Brightline West Passenger Rail Project, Series 2025A, (AMT), (Mandatory Put 1/01/33)	9.500	01/01/65	963,261
22,000,000	(a)	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018C	0.000	07/01/58	3,129,053

		TOTAL NEVADA			4,145,064

		NEW JERSEY - 2.8% (1.7% of Total Investments)
4,000,000	(a)	New Jersey Economic Development Authority Revenue Bonds, Black Horse EHT Urban Renewal LLC Project, Series 2019A	5.000	10/01/39	3,077,770
1,500,000		New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014	5.000	01/01/34	1,473,086
5,475,000	(a),(b)	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal LLC Project, Series 2020	5.000	01/01/40	3,526,614
760,000		New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, (AMT)	5.750	09/15/27	760,096
15,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A	0.000	12/15/39	7,708,511
500,000		South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B, (AMT)	5.000	01/01/42	501,934

		TOTAL NEW JERSEY			17,048,011

		NEW MEXICO - 0.1% (0.1% of Total Investments)
816,000	(a)	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020	8.000	05/01/40	791,355

		TOTAL NEW MEXICO			791,355

		NEW YORK - 15.8% (9.6% of Total Investments)
250,000		Babylon Local Development Corporation II, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2023A	5.750	02/01/33	251,626
950,000	(b)	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014	5.250	11/01/34	570,000
2,910,000	(a)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.500	06/01/55	2,559,596
1,590,000	(a)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1	5.000	06/01/55	1,293,080
1,220,000	(a)	Dormitory Authority of the State of New York, General Revenue Bonds, American Musical and Dramatic Academy Inc., Series 2023A	7.250	07/01/53	1,206,958
36,150,000	(a)	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A	0.000	06/01/60	1,731,057
4,760,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B	0.000	01/01/45	1,225,384
18,500,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C	5.625	01/01/55	15,857,963

140	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$650,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A	5.730%	02/01/50	$583,287
1,570,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	5.250	11/15/55	1,603,567
380,000	(a)	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Academy of Health Sciences Charter School Project, Social Impact Series 2022	5.875	07/01/52	377,711
625,000		New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B	5.000	06/01/45	549,925
5,000,000	(a)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000	11/15/44	4,978,455
1,740,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.250	01/01/50	1,725,610
12,235,000	(e)	New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT), (UB)	5.250	12/31/54	12,431,718
8,000,000		New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT)	5.500	12/31/60	8,126,930
3,000,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/31	3,000,326
875,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.375	08/01/36	898,395
310,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.500	06/30/60	314,304
1,190,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.375	06/30/60	1,193,483
4,900,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	5.625	04/01/40	5,075,247
10,000,000		Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2021B-2	0.000	06/01/66	935,840
2,950,000		Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/32	2,241,589
4,000,000		Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/33	3,016,749
3,320,000		Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/35	2,476,117
2,775,000		Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/36	2,060,822
17,700,000		TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/48	15,993,338
3,000,000	(a)	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series 2021A	5.000	07/01/36	3,053,456

		TOTAL NEW YORK			95,332,533

See Notes to Financial Statements	141

Portfolio of Investments April 30, 2025 (continued)

NMCO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO - 8.1% (4.9% of Total Investments)
$19,235,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2	11.310%	06/01/57	$1,840,368
195,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	3.000	06/01/48	135,303
1,915,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000	06/01/48	1,608,853
7,500,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55	6,554,512
2,610,000		Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc. Project, Series 1998, (AMT)	5.375	09/15/27	2,610,328
1,275,000		County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2018A	5.250	11/15/48	1,248,878
2,865,000		Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth System, Series 2017	5.500	02/15/57	2,840,417
2,170,000		Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020	3.750	12/01/38	1,751,842
140,000		Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020	4.000	12/01/46	106,381
500,000		Greater Cincinnati Port Development Authority, Ohio, Tax Increment Revenue Bonds, RBM Phase 3 Garage Project Series 2024	5.125	12/01/55	462,161
850,000	(a)	Hilliard Hickory Chase Community Authority, Ohio, Infustructure Improvement Revenue Bonds, Hickory Chase Project, Senior Series 2019A	5.000	12/01/40	817,846
2,000,000		Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013	5.000	02/15/44	1,913,123
3,000,000		Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013	5.000	02/15/48	2,830,508
7,450,000	(a)	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)	5.000	07/01/49	6,724,603
16,050,000		Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A	4.750	06/01/33	16,273,328
980,000		Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A	5.000	11/01/51	774,519

		TOTAL OHIO			48,492,970

		OKLAHOMA - 1.4% (0.8% of Total Investments)
975,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/38	983,604
1,000,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.250	08/15/48	1,004,569
2,685,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/57	2,694,582
1,000,000		Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017	5.250	11/15/45	985,859
2,475,000		Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2000B, (AMT)	5.500	06/01/35	2,475,462

		TOTAL OKLAHOMA			8,144,076

142	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OREGON - 0.7% (0.4% of Total Investments)
$1,355,000	(a)	Oregon Facilities Authority Charter School Revenue Bonds, Oregon, Portland Village School Project, Series 2024	6.750%	12/15/54	$1,275,340
2,000,000	(a)	Oregon Facilities Authority Charter School Revenue Bonds, Oregon, Portland Village School Project, Series 2024	7.000	12/15/60	1,907,659
100,000	(a)	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A	5.000	06/15/49	88,609
1,000,000		Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2021A	5.000	11/15/56	803,582

		TOTAL OREGON			4,075,190

		PENNSYLVANIA - 3.6% (2.2% of Total Investments)
1,125,000		Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, (AMT)	5.750	08/01/42	1,124,954
315,000	(a)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021	6.000	05/01/42	322,245
3,300,000		Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, (Mandatory Put 7/01/33)	4.750	01/01/35	3,339,371
2,565,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University Project, Series 2020	5.000	10/01/49	2,141,769
162,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-2	6.000	06/30/34	169,362
2,170,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-3	5.000	06/30/39	2,008,438
1,084,000	(c)	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024B-1	0.000	06/30/44	780,966
339,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Taxable Series 2024A-1	8.000	06/30/34	339,420
4,430,000		Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Butler Health System Project, Series 2015A	5.000	07/01/39	4,014,038
1,000,000		Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A	5.000	12/01/30	930,859
2,350,000		Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014	5.000	05/01/37	2,232,552
3,555,000	(a)	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020	6.250	10/15/53	2,572,123
1,720,000	(a),(b),(d)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1	10.000	12/01/40	172
1,720,000	(a),(b),(d)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, (AMT)	10.000	12/01/40	172
1,260,000	(b),(d)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A	10.000	12/01/31	126
1,000,000		Pennsylvania Economic Development Financing Authority, Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major Bridges Package One Project, Series 2022, (AMT)	6.000	06/30/61	1,046,291
545,000	(a)	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A	5.375	06/15/50	491,621

		TOTAL PENNSYLVANIA			21,514,479

		PUERTO RICO - 9.0% (5.5% of Total Investments)
130,000	(b)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT	5.000	01/01/26	56,780
4,000	(b)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/28	1,696
1,120,000	(b)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/28	474,733
3,000	(b)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/29	1,262

See Notes to Financial Statements	143

Portfolio of Investments April 30, 2025 (continued)

NMCO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PUERTO RICO (continued)
$465,000	(b)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250%	07/01/29	$195,544
1,000	(b)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/31	421
345,000	(b)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/31	145,081
500,000	(b)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC	5.250	07/01/28	208,512
100,000	(b)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX	5.250	07/01/27	41,769
400,000	(b)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	07/01/26	165,810
1,000,000	(b)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A	5.050	01/01/26	419,710
1,000,000	(b)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A	10.000	01/01/26	350,762
2,070,000	(b)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A	5.000	07/01/29	878,612
3,000	(b)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW	5.375	01/01/26	1,249
3,750,000	(b)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/26	1,576,429
310,000	(b)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/32	133,570
1,860,000	(b)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/37	799,745
190,000	(b)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.375	01/01/26	79,122
370,000	(b)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.375	01/01/26	154,079
25,000	(b)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.250	07/01/33	10,426
2,995,000	(b)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC	5.000	07/01/28	1,259,041
4,000,000	(b)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX	5.250	07/01/35	1,668,100
5,000,000	(b)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	7.000	07/01/33	1,967,667
10,000,000	(b)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	6.750	07/01/36	3,968,893
3,170,000	(b)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	5.000	07/01/42	1,370,219
26,502,046		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	8,555,035
7,550,338		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51	1,792,514
3,829,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	3,663,346
901,447		Puerto Rico, General Obligation Bonds, Clawback Highway Transportation Authority Claims Taxable Series 2022	0.000	11/01/51	553,263
3		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/27	3
239,593		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.750	07/01/31	254,187
23,533,027		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	15,798,291
378		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/37	347
182,567		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/41	155,613
11,639		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/46	9,529

144	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PUERTO RICO (continued)
$12,193,798		Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable Series 2022	0.000%	11/01/43	$7,301,037

		TOTAL PUERTO RICO			54,012,397

		SOUTH CAROLINA - 0.3% (0.2% of Total Investments)
600,000	(a)	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020	5.000	01/01/55	495,536
1,450,000	(a)	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A	5.125	08/15/35	1,368,258

		TOTAL SOUTH CAROLINA			1,863,794

		TENNESSEE - 1.3% (0.8% of Total Investments)
1,000,000	(a)	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B	0.000	12/01/31	694,991
5,000,000	(a)	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A	5.125	12/01/42	4,662,085
1,000,000	(b)	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A	5.625	01/01/46	655,984
2,000,000		The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B	5.625	09/01/26	2,036,140

		TOTAL TENNESSEE			8,049,200

		TEXAS - 5.3% (3.2% of Total Investments)
500,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/31	498,915
500,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/32	497,542
475,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B	5.000	01/01/29	473,016
850,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B	5.000	01/01/34	828,405
3,000,000		Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A	5.000	12/01/45	2,929,874
2,065,000		Conroe Local Government Corporation, Texas, Hotel Revenue Bonds, Conroe Convention Center Hotel, Second-Lien Series 2021B	5.000	10/01/50	1,552,882
1,350,000	(a)	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Monterra Public Improvement District Improvement Area 2, Series 2024	5.750	08/15/54	1,270,003
520,000	(a)	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A	5.000	08/15/49	472,167
70,000	(b)	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021A-1	7.500	11/15/37	54,916
445,000	(b)	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021A-2	7.500	11/15/36	362,920
4,168,362	(b)	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021B	5.625	11/15/61	1,507,323
12,525,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1	5.500	01/01/57	11,463,914
125,000	(f)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A, (Pre-refunded 4/01/26)	5.000	04/01/48	126,836
5,000,000	(b)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	07/01/35	4,879,783

See Notes to Financial Statements	145

Portfolio of Investments April 30, 2025 (continued)

NMCO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$110,000	(a)	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019	5.375%	09/01/50	$104,073
2,000,000	(a)	Rockdale, Milam County, Texas, Special Assessment Revenue Bonds, Cornerstone Public Improvement District Improvement Area 1, Series 2023	7.500	09/15/54	2,023,132
1,000,000	(b)	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2016A	3.750	02/15/41	550,000
4,575,000	(b)	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2016A	3.750	02/15/48	2,516,250

		TOTAL TEXAS			32,111,951

		UTAH - 3.3% (2.0% of Total Investments)
6,000,000	(a)	Black Desert Public Infrastructure District, Washington County, Utah, Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024	5.625	12/01/53	5,843,332
13,925,000	(e)	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, (AMT), (UB)	5.000	07/01/42	13,942,743

		TOTAL UTAH			19,786,075

		VIRGIN ISLANDS - 2.3% (1.4% of Total Investments)
630,000		Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A	5.000	10/01/32	608,951
9,650,000	(a)	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C	5.000	10/01/30	9,555,341
500,000	(a)	Virgin Islands Public Finance Authority, Revenue Bonds, Frenchman’s Reef Hotel Development Hotel Occupancy Series 2024A	6.000	04/01/53	502,824
1,735,000	(a)	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A	6.750	07/01/26	1,702,062
1,400,000	(a)	West Indian Company Limited, Virgin Islands, Port Facilities Revenue Bonds WICO Financing Series 2022A	6.375	04/01/52	1,325,208

		TOTAL VIRGIN ISLANDS			13,694,386

		VIRGINIA - 2.4% (1.5% of Total Investments)
440,000		James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A	6.750	12/01/53	469,974
4,880,000		Roanoke County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Refunding Friendship Richfield Living LLC Series 2024, (Mandatory Put 9/01/35)	5.500	09/01/58	4,768,892
1,000,000		Virginia Beach Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2023A	7.000	09/01/53	1,102,129
641,235	(a)	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)	4.500	07/01/52	384,741
8,290,000	(e)	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT), (UB)	5.000	12/31/56	7,876,579

		TOTAL VIRGINIA			14,602,315

		WASHINGTON - 0.1% (0.1% of Total Investments)
1,000,000	(a)	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds, Rockwood Retirement Communities Project, Series 2020A	5.000	01/01/51	883,563

		TOTAL WASHINGTON			883,563

146	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WEST VIRGINIA - 0.6% (0.4% of Total Investments)
$625,000	(a)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A	5.750%	06/01/43	$628,396
2,500,000	(a)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Subordinate Improvement and Refunding Series 2023B	8.000	06/01/53	511,949
2,195,000	(a)	Monongalia County, West Virginia, Tax Increment Revenue Bonds, University Town Centre Development District 4, Senior Refunding and Improvement Series 2023A	6.000	06/01/53	2,267,415
500,000		Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, The Highlands Project, Refunding & Improvement Series 2024	5.250	06/01/53	489,374

		TOTAL WEST VIRGINIA			3,897,134

		WISCONSIN - 15.5% (9.4% of Total Investments)
10,000,000		Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019	0.000	06/01/54	2,217,286
750,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, 21st Century Public Academy Project, Series 2020A	5.000	06/01/40	668,629
1,340,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, 21st Century Public Academy Project, Series 2020A	5.000	06/01/49	1,116,972
365,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A	5.000	06/15/49	308,519
4,420,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc., Series 2020A	5.000	01/01/42	4,018,817
3,000,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A	5.000	06/15/36	2,673,862
4,240,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A	5.000	06/15/46	3,349,764
3,315,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2022A	5.000	06/15/52	3,018,111
1,250,000	(a)	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017	7.000	03/01/47	1,270,895
500,000	(a)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian Community School, North Carolina Series 2023A	6.250	06/15/48	500,664
2,000,000	(a),(b)	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A	5.875	10/01/54	1,236,312
4,000,000		Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A	5.000	02/01/62	3,839,330
14,695,000	(a),(b)	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A	6.250	08/01/27	14,217,412
1,375,000	(a),(b)	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A	6.750	08/01/31	1,234,063
2,500,000	(a)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	6.500	12/01/37	2,519,845
2,555,000	(a)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	6.750	12/01/42	2,578,149
19,415,000	(a)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	7.000	12/01/50	19,662,617
2,000,000	(a)	Public Finance Authority of Wisconsin, Multifamily Housing Revenue Bonds, Promenade Apartments Project, Series 2024	6.250	02/01/39	2,010,067
1,000,000	(a),(b)	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017B	8.500	10/01/47	10

See Notes to Financial Statements	147

Portfolio of Investments April 30, 2025 (continued)

NMCO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$1,765,000		Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A	5.200%	12/01/37	$1,796,317
2,000,000	(a),(b)	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A	7.000	07/01/48	1,400,000
35,000	(a),(f)	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, (Pre-refunded 4/01/30)	5.000	04/01/50	37,642
1,430,000		Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021, (AMT)	4.250	07/01/54	1,152,816
5,885,000	(a),(b)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.125	01/01/33	2,648,250
250,000	(a),(b)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.250	01/01/38	112,500
8,735,000	(a),(b)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.375	01/01/48	3,930,750
210,000	(b),(d)	Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC Agribusiness LLC Project, Series 2022B	15.000	12/31/25	21
2,000,000	(a)	Public Finance Authority, Wisconsin, Tax Increment Revenue Senior Bonds, World Center Project Series 2024A	5.000	06/01/41	2,002,230
5,725,000		Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D - AGM Insured	0.000	12/15/45	2,061,107
5,190,000		Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D - AGM Insured	0.000	12/15/50	1,424,601
3,625,000		Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D - AGM Insured	0.000	12/15/60	578,801
875,000	(f)	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D, (Pre-refunded 12/15/30)	0.000	12/15/60	217,488
500,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024	6.000	10/01/54	495,114
6,165,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A	5.000	02/15/42	6,134,102
3,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, Series 2019A	5.000	11/01/46	2,702,048

		TOTAL WISCONSIN			93,135,111

		TOTAL MUNICIPAL BONDS (Cost $1,085,483,172)			989,233,973

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments)

		CAPITAL GOODS - 0.0% (0.0% of Total Investments)
321,690	(b),(d),(h)	KDC Agribusiness Fairless Hills LLC	12.000	09/15/23	32

		TOTAL CAPITAL GOODS			32

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $321,690)			32

		TOTAL LONG-TERM INVESTMENTS (Cost $1,085,804,862)			989,234,005

		FLOATING RATE OBLIGATIONS - (5.5)%			(32,990,000)

		MFP SHARES, NET - (67.0)%(i)			(403,352,306)

		OTHER ASSETS & LIABILITIES, NET - 8.1%			48,853,994

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$601,745,693

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

148	See Notes to Financial Statements

AMT	Alternative Minimum Tax
PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $378,296,989 or 38.2% of Total Investments.

(b)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g)	When-issued or delayed delivery security.
(h)

Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.

(i)	MFP Shares, Net as a percentage of Total Investments is 40.8%.

See Notes to Financial Statements	149

Portfolio of Investments April 30, 2025

NDMO

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 146.4% (98.5% of Total Investments)

		CORPORATE BONDS - 1.6% (1.1% of Total Investments)

		HEALTH CARE EQUIPMENT & SERVICES - 1.5% (1.0% of Total Investments)
$2,750,000		Care New England Health System	5.500%	09/01/26	$2,729,375
4,363,000		Toledo Hospital/The	5.325	11/15/28	4,199,606
3,000,000		Toledo Hospital/The	6.015	11/15/48	2,619,060

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			9,548,041

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1% (0.1% of Total Investments)
477,476	(a),(b)	Benloch Ranch Improvement Association2022 2022	9.750	12/01/39	434,598

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			434,598

		TOTAL CORPORATE BONDS (Cost $8,978,635)			9,982,639

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MUNICIPAL BONDS - 144.8% (97.4% of Total Investments)

		ALABAMA - 7.4% (5.0% of Total Investments)
5,000,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2023A, (Mandatory Put 10/01/30)	5.250	01/01/54	5,261,546
2,360,000		Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Green Series 2020, (AMT), (Mandatory Put 11/01/30)	6.375	11/01/50	2,595,393
425,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/49	428,818
4,500,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024A, (AMT)	5.000	06/01/54	4,275,152
1,650,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024B, (AMT)	4.750	12/01/54	1,505,971
4,515,000	(b)	Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects, Series 2020	4.000	11/01/45	3,933,772
7,000,000		Southeast Energy Authority, Alabama, A Cooperative District Energy Supply Revenue Bonds Series 2024A	5.000	11/01/35	7,212,047
20,000,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put 8/01/28)	5.000	05/01/53	20,548,918
500,000		UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2017B-2	5.000	09/01/41	504,071

		TOTAL ALABAMA			46,265,688

		ARIZONA - 5.4% (3.6% of Total Investments)
7,650,000	(b)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series 2021A	5.000	07/01/51	6,584,553
1,240,000	(b)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Projects, Series 2021B	5.000	07/01/51	1,067,300
1,500,000	(b)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social Bonds Pensar Academy Project, Series 2020	5.000	07/01/55	1,299,880
4,500,000	(b)	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1	4.000	12/01/51	3,092,477
730,000		Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Revenue Bonds, Social Series 2023A	5.250	11/01/48	741,541
730,000		Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Revenue Bonds, Social Series 2023A	5.250	11/01/53	735,962
1,200,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, (AMT), (Mandatory Put 6/15/28)	4.100	12/01/37	1,199,897

150	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARIZONA (continued)
$815,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, (AMT), (Mandatory Put 6/01/29)	4.000%	06/01/49	$810,762
1,090,000	(b)	Coconino County Industrial Development Authority, Arizona, Education Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding Series 2020	5.500	07/01/40	973,132
1,000,000	(b)	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020	5.250	10/01/40	878,419
1,000,000		Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El Paso Electric Company Palo Verde Project, Refunding Series 2012A	4.500	08/01/42	953,306
3,405,000	(b)	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A	5.000	09/01/55	2,778,897
5,265,000	(b),(c)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020	5.000	07/01/35	3,685,500
6,800,000	(b),(c)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020	5.000	07/01/40	4,760,000
4,545,000	(b)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020-1	5.000	06/15/50	3,951,003
275,000	(b)	Sierra Vista Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2024	5.000	06/15/64	249,428

		TOTAL ARIZONA			33,762,057

		ARKANSAS - 1.6% (1.1% of Total Investments)
4,500,000	(b)	Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2022, (AMT)	5.450	09/01/52	4,503,586
6,500,000	(b)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, (AMT)	4.500	09/01/49	5,822,049

		TOTAL ARKANSAS			10,325,635

		CALIFORNIA - 16.8% (11.3% of Total Investments)
1,960,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023C, (Mandatory Put 10/01/31)	5.250	01/01/54	2,037,266
7,865,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023E, (Mandatory Put 9/01/32)	5.000	02/01/55	8,290,040
6,770,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023G, (Mandatory Put 4/01/30)	5.250	11/01/54	7,117,384
3,000,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024B, (Mandatory Put 12/01/32)	5.000	01/01/55	3,095,906
4,500,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024D, (Mandatory Put 9/01/32)	5.000	02/01/55	4,734,464
1,455,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024G, (Mandatory Put 8/01/32)	5.000	11/01/55	1,499,736
3,815,000	(b)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A	4.000	02/01/56	2,397,803
6,200,000	(b)	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Green Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)	9.500	01/01/65	5,987,936
6,290,000	(b)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, (AMT)	5.000	07/01/30	6,295,106

See Notes to Financial Statements	151

Portfolio of Investments April 30, 2025 (continued)

NDMO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$5,000,000	(b)	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A	5.125%	07/01/55	$4,041,245
465,000	(b)	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A	5.000	11/15/46	428,872
2,000,000		California Public Finance Authority, Senior Living Revenue Bonds, The James, Senior Series 2024A	6.500	06/01/54	1,872,130
1,000,000		California Public Finance Authority, Senior Living Revenue Bonds, The James, Senior Series 2024A	6.375	06/01/59	913,541
2,000,000	(b)	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools Obligated Group, Series 2020A	5.000	06/01/60	1,688,791
1,515,000		California State, General Obligation Bonds, Various Purpose Refunding Series 2025	4.125	03/01/45	1,494,570
600,000		California State, General Obligation Bonds, Various Purpose Refunding Series 2025	5.000	03/01/45	641,015
935,000		California State, General Obligation Bonds, Various Purpose Series 2025	5.000	03/01/44	1,002,546
1,195,000		California State, General Obligation Bonds, Various Purpose Series 2025	5.000	03/01/49	1,265,667
2,245,000		California State, General Obligation Bonds, Various Purpose Series 2025	5.000	03/01/55	2,359,291
1,220,000	(b)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/41	1,222,618
1,175,000	(b)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56	1,173,650
6,180,000	(b)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A	5.000	01/01/54	5,268,691
275,000		Fontana, California, Special Tax Bonds, Narra Hills Community Facilities District 109, Refunding Series 2024	5.000	09/01/49	277,289
1,440,000	(d)	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, Refunding Series 2025A	5.000	07/01/38	1,600,026
2,615,000	(d)	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, Refunding Series 2025A	5.000	07/01/39	2,887,910
1,105,000	(d)	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2024, Dedicated Unlimited Ad Valorem Property Tax, Series 2025A-1	5.000	07/01/36	1,248,229
1,610,000	(d)	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2024, Dedicated Unlimited Ad Valorem Property Tax, Series 2025A-1	5.000	07/01/39	1,778,025
2,235,000	(d)	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2024, Dedicated Unlimited Ad Valorem Property Tax, Series 2025A-1	5.000	07/01/43	2,403,781
985,432	(c)	Northstar Community Services District, California, California Special Tax Bonds Community Facilities District 1 Series 2006	1.750	09/01/37	275,921
1,615,000		Pajaro Valley Health Care District, Santa Cruz and Monterey Counties, California, General Obligation Bonds, Social Series 2024A	5.000	09/01/54	1,562,561
1,085,000		Peralta Community College District, Alameda County, California, General Obligation, Election of 2018 , Series 2025C-1	5.000	08/01/44	1,156,695
2,500,000		Peralta Community College District, Alameda County, California, General Obligation, Election of 2018 , Series 2025C-1	5.000	08/01/50	2,630,962
1,100,000		Peralta Community College District, Alameda County, California, General Obligation, Election of 2018 , Series 2025C-1	5.000	08/01/54	1,151,419
1,555,000	(d)	Peralta Community College District, Alameda County, California, General Obligation, Refunding Series 2025	5.000	08/01/35	1,786,702
730,000	(d)	Peralta Community College District, Alameda County, California, General Obligation, Refunding Series 2025	5.000	08/01/36	832,334

152	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$1,070,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Refunding Series 2022A-1 - AGM Insured	5.000%	09/01/42	$1,110,924
1,070,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Subordinate Series 2022B-2	5.000	09/01/42	1,076,196
1,790,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2024A, (AMT)	5.000	05/01/37	1,872,246
2,190,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2024A, (AMT)	5.000	05/01/38	2,282,829
750,000		San Francisco Community College District, California, General Obligation Bonds, Taxable Election 2020 Series 2020A-1	3.165	06/15/41	585,188
830,000		San Francisco Unified School District, California, General Obligation Bonds, 2024 Election Series 2025A	5.000	06/15/43	876,320
560,000		San Francisco Unified School District, California, General Obligation Bonds, 2024 Election Series 2025A	5.000	06/15/44	587,579
1,500,000	(d)	San Ysidro School District, San Diego County, California, General Obligation Bonds, 2020 Election Measure T, Series 2025C - BAM Insured	5.000	08/01/46	1,561,601
500,000	(d)	San Ysidro School District, San Diego County, California, General Obligation Bonds, 2020 Election Measure T, Series 2025C - BAM Insured	5.000	08/01/47	519,651
500,000	(d)	San Ysidro School District, San Diego County, California, General Obligation Bonds, 2020 Election Measure U, Series 2025C - BAM Insured	5.000	08/01/45	522,110
1,500,000	(d)	San Ysidro School District, San Diego County, California, General Obligation Bonds, 2020 Election Measure U, Series 2025C - BAM Insured	5.000	08/01/46	1,561,601
1,500,000	(d)	San Ysidro School District, San Diego County, California, General Obligation Bonds, 2020 Election Measure U, Series 2025C - BAM Insured	5.000	08/01/47	1,558,953
1,500,000	(d)	San Ysidro School District, San Diego County, California, General Obligation Bonds, 2020 Election Measure U, Series 2025C - BAM Insured	5.000	08/01/48	1,555,849
1,200,000		Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2019-1, Series 2024A	5.000	09/01/49	1,201,961
3,575,000		University of California, General Revenue Bonds, Series 2025CB	5.000	05/15/38	3,962,704

		TOTAL CALIFORNIA			105,255,834

		COLORADO - 19.8% (13.3% of Total Investments)
2,370,000		64th Avenue ARI Authority, Adams County, Colorado, Special Revenue Bonds, Series 2020	6.500	12/01/43	2,328,694
1,000,000	(b)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.500	12/01/44	987,384
500,000	(b)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.750	12/01/54	502,321
1,060,000		Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/50	981,989
2,285,000		Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B	7.750	12/15/50	2,285,305
5,220,000		Aurora Highlands Community Authority Board, Adams County, Colorado, Special Tax Revenue Bonds, Refunding & Improvement Series 2021A	5.750	12/01/51	4,769,293
499,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	4.000	12/01/29	482,087
1,725,000		Belford North Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2020A	5.500	12/01/50	1,478,549
1,000,000		Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A	5.000	12/01/51	827,387

See Notes to Financial Statements	153

Portfolio of Investments April 30, 2025 (continued)

NDMO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$500,000	(b)	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020	5.000%	12/01/40	$456,871
1,000,000		Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A	5.125	12/01/48	770,956
1,450,000		Citadel on Colfax Business Improvement District, Aurora, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2020A	5.350	12/01/50	1,287,525
525,000		Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure Revenue Bonds, Series 2024A - AGM Insured	5.250	12/01/49	552,976
655,000		Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure Revenue Bonds, Series 2024A - AGM Insured	5.500	12/01/54	697,272
835,000	(d)	Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure Revenue Bonds, Series 2025A	5.250	12/01/50	867,335
1,145,000	(d)	Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure Revenue Bonds, Series 2025A	5.250	12/01/54	1,187,927
100,000	(b)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A	4.000	07/01/41	81,749
100,000	(b)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A	4.000	07/01/51	73,566
1,000,000	(b)	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village Academy - Northglenn Project, Series 2020	5.000	12/01/50	888,948
500,000	(b),(c)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella of Grand Junction Project, Series 2019	5.000	12/01/54	352,500
475,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/45	484,323
955,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/50	962,514
765,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/55	767,139
16,000,000		Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020	6.500	12/01/50	15,659,875
500,000		Crowfoot Valley Ranch Metropolitan District No. 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate Series 2024B	6.125	12/15/54	492,542
2,280,000		Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31	1,303,082
1,355,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.500	11/15/38	1,475,739
4,000,000	(b)	Falcon Area Water and Wastewater Authority (El Paso County, Colorado), Tap Fee Revenue Bonds, Series 2022A	6.750	12/01/34	3,859,073
1,000,000		Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014	6.000	12/01/38	929,562
1,425,000		Fourth North Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2022A	5.250	12/01/32	1,398,819
1,200,000		Fourth North Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2022A	5.750	12/01/52	1,122,501
1,990,000	(b)	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.500	06/01/50	1,619,430
500,000		Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024A-2	6.500	12/01/43	510,109
825,000	(b)	Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2024	5.500	12/01/44	771,815

154	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$1,360,000	(b)	Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2021A	5.000%	12/01/51	$1,214,591
500,000		Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Refunding and Improvement Series 2024	5.125	12/01/33	487,000
5,250,000		Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B	5.750	12/15/50	5,204,689
2,000,000		Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciaiton Bonds, Series 2020A	5.750	12/01/50	1,820,299
1,000,000		Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.125	12/01/50	893,285
1,500,000	(b)	Kremmling Memorial Hospital District, Colorado, Certificates of Participation, Series 2024	6.125	12/01/44	1,408,247
1,200,000	(b)	Kremmling Memorial Hospital District, Colorado, Certificates of Participation, Series 2024	6.625	12/01/56	1,141,889
1,030,000		Lanterns Metropolitan District 3, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 2023A-2	8.000	12/01/53	802,915
560,000		Lanterns Metropolitan District 3, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2023A-1	7.250	12/01/53	572,763
3,000,000	(b)	Ledge Rock Center Commercial Metropolitan District (In the Town of Johnstown, Weld County, Colorado), Limited Tax General Obligation Bonds, Series 2022	7.375	11/01/52	3,000,428
500,000		Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A	5.000	12/01/41	444,480
500,000		Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A	5.000	04/15/51	413,306
480,000		Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/49	432,297
2,000,000		North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3	5.000	12/01/40	1,906,063
1,000,000		North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3	5.250	12/01/50	943,436
1,810,000		Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/50	1,520,609
500,000		Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019	4.000	12/01/29	473,205
1,250,000		Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019	5.000	12/01/39	1,148,614
285,000	(b)	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A	5.000	12/01/51	229,614
1,100,000		Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2022A-1	7.500	12/01/52	1,085,603
925,000		Pinon Pines Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020	5.000	12/01/40	864,954
855,000		Pinon Pines Metropolitan District No. 3, El Paso County, Colorado, General Obligation Limited Tax Convertible Capital Appreciation Bonds, Series 2025	5.875	12/01/54	714,564
7,000,000		Pioneer Community Authority Board (Weld County, Colorado), Special Revenue Bonds, Series 2022	6.500	12/01/34	6,529,006
3,665,000		Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/42	3,708,201
2,000,000		Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021	4.000	12/01/41	1,725,147
1,000,000	(b)	Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado, General Obligation Bonds, Limited Tax & Special Revenue, Series 2025	6.125	12/01/54	914,048

See Notes to Financial Statements	155

Portfolio of Investments April 30, 2025 (continued)

NDMO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$1,000,000		Redtail Ridge Metropolitan District, City of Louisville, Boulder County, Colorado, General Obligation Limited Tax Capital Appreciation Turbo Bonds, Series 2025	0.000%	12/01/32	$575,120
1,045,000	(b)	Ridge at Johnstown Metropolitan District 8, Larimer County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024	5.875	12/01/44	950,967
2,320,000		Silverstone Metropolitan District 3, Weld County, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2023	7.750	12/01/45	2,326,090
1,215,000		SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016	5.000	12/01/30	1,200,498
500,000	(b),(e)	St. Vrain Lakes Metropolitan District 4, Weld County, Colorado, General Obligation Bonds, Firestone Convertible Capital Appreciation Limited Tax Series 2024A	0.000	09/20/54	332,698
510,000	(b),(d)	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding Second Lien Series 2025A-2	6.250	12/01/55	514,235
502,000		Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Subordinate Series 2020B	7.125	12/15/50	503,142
2,350,000		Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020	5.000	12/01/40	2,147,293
2,300,000		Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020	5.125	12/01/50	1,981,759
1,000,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Convertible Capital Appreciation Series 2021A-2	5.500	12/01/51	780,814
1,270,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	5.000	12/01/41	1,039,068
5,000,000		Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2	6.000	12/01/50	4,083,369
10,000,000		Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1	5.375	12/01/50	8,934,644
1,500,000		Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021	5.000	12/01/51	1,189,558
2,200,000	(b)	West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2024A-2	8.000	12/01/54	1,251,136
630,000	(b)	West Globeville Metropolitan District 1, Denver, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024	5.750	12/01/44	585,504
2,000,000	(b)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1	4.125	12/01/51	1,510,609
937,000		Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Taxable Converting to Tax-Exempt Refunding Subordinate Series 2020B-1	6.250	12/15/40	911,861

		TOTAL COLORADO			123,634,775

		CONNECTICUT - 0.6% (0.4% of Total Investments)
1,325,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000	07/01/34	1,310,853
1,250,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000	07/01/36	1,217,906
1,255,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2016B-1	2.950	11/15/31	1,167,602

		TOTAL CONNECTICUT			3,696,361

156	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		DELAWARE - 0.4% (0.3% of Total Investments)
$400,000	(b)	Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores Special Development District, Series 2024	5.625%	07/01/53	$404,597
500,000	(f)	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024B, (UB)	4.600	07/01/44	495,336
500,000	(f)	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024B, (UB)	4.650	07/01/49	494,424
960,000	(f)	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024B, (UB)	4.750	07/01/54	949,926

		TOTAL DELAWARE			2,344,283

		DISTRICT OF COLUMBIA - 0.0% (0.0% of Total Investments)
325,000		District of Columbia Revenue Bonds, Rocketship Education DC Public Charter School Inc., Obligated Group -Issue 3, Series 2024A	5.750	06/01/54	326,175

		TOTAL DISTRICT OF COLUMBIA			326,175

		FLORIDA - 10.9% (7.3% of Total Investments)
1,565,000		Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021	3.750	05/01/41	1,326,514
1,215,000	(b)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, South Tech Schools Project, Series 2020A	5.000	06/15/40	1,133,497
1,260,000	(b)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, South Tech Schools Project, Series 2020A	5.000	06/15/55	1,087,301
1,010,000	(b)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, Babcock Neighborhood School Inc Project, Series 2024	5.750	08/15/54	928,510
3,485,000	(b)	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2020B	4.250	05/01/41	3,058,992
240,000		Edgewater West Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area One Series 2024	5.500	05/01/54	225,260
10,000,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Discovery High School Project, Series 2020A	5.000	06/01/55	6,636,002
835,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2023A	6.000	06/15/33	890,397
1,000,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2023A	6.500	06/15/38	1,064,435
1,000,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2023A	6.625	06/15/43	1,062,689
1,200,000	(b)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)	4.375	10/01/54	1,192,259
2,450,000	(b)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, (AMT), (Mandatory Put 7/01/26)	6.125	07/01/32	2,483,070
4,375,000	(b)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put 7/15/28)	12.000	07/15/32	4,541,605
1,900,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/41	1,844,417
1,300,000	(f)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)	5.000	07/01/44	1,299,969
1,760,000	(f)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)	5.250	07/01/53	1,768,475
1,400,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.500	07/01/53	1,400,911

See Notes to Financial Statements	157

Portfolio of Investments April 30, 2025 (continued)

NDMO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$15,830,000	(b)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250%	07/01/57	$16,319,783
420,000	(b)	Florida Development Finance Corporation, Student Housing Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1	5.250	06/01/54	402,025
1,095,000		Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2020	4.250	05/01/40	997,097
1,500,000		Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2020	4.500	05/01/52	1,304,049
2,500,000		Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, (AMT)	5.000	11/15/36	2,500,269
1,000,000		Hammock Reserve Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, Area1 Project, Series 2020	4.000	05/01/51	820,565
415,000		Hobe-Saint Lucie Conservancy District, Florida, Special Assessment Revenue Bonds, Improvement Unit 1A, Series 2024	4.750	05/01/31	418,415
450,000		Langley South Community Development District, Florida, Special Assessment Revenue Bonds, Mascotte Assessment Area One Series 2024	5.125	05/01/44	434,924
1,685,000		Langley South Community Development District, Florida, Special Assessment Revenue Bonds, Mascotte Assessment Area One Series 2024	5.400	05/01/55	1,615,733
1,225,000	(b)	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Miami Community Charter School Inc Project, Series 2020A	5.000	06/01/47	1,085,102
3,380,000		Miami, Florida, Limited Ad Valorem Tax Bonds, Forever Infrastructure Programs Series 2024A	5.500	01/01/49	3,610,227
870,000	(f)	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2022A, (AMT), (UB)	5.250	10/01/52	879,142
1,360,000		Miami-Dade County, Florida, Special Obligation Bonds, Subordinate Series 2009 - BAM Insured	0.000	10/01/37	830,961
2,750,000		Miami-Dade County, Florida, Special Obligation Bonds, Subordinate Series 2009	0.000	10/01/45	1,070,321
100,000	(b)	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 3 Series 2024	4.750	05/01/31	99,528
245,000	(b)	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 3 Series 2024	5.625	05/01/44	239,019
275,000	(b)	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 5, Series 2024	5.750	05/01/44	272,201
1,145,000		South Broward Hospital District, Florida, Hospital Revenue Bonds, South Broward Hospital District Obligated Group, Refunding Series 2016A	4.000	05/01/44	1,031,745
310,000	(b)	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, South Assessment Area Series 2021B	4.625	05/01/36	296,808
425,000		Tradition Community Development District 9, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2021	2.700	05/01/31	383,879
250,000		Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2024	5.000	05/01/44	251,815
250,000	(b)	V-Dana Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2 - 2025 Project, Series 2025	5.375	05/01/45	243,698
345,000	(b)	Village Community Development District 15, Florida, Special Assessment Revenue Bonds, Series 2023	4.250	05/01/28	346,215
810,000	(b)	Village Community Development District 15, Florida, Special Assessment Revenue Bonds, Series 2024	4.800	05/01/55	767,259
20,000		Windward Community Development District, Florida, Special Assessment Bonds, Series 2020A-2	4.400	11/01/35	19,309

		TOTAL FLORIDA			68,184,392

158	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GEORGIA - 1.6% (1.1% of Total Investments)
$1,700,000		Atlanta Development Authority, Georgia, Economic Development Certificates, Gulch Enterprise Zone Project, Convertible Capital Appreciation Series 2024A-1 Class A	6.500%	12/15/48	$1,464,917
1,000,000	(b)	Atlanta Development Authority, Georgia, Revenue Bonds, Westside Gulch Area Project, Senior Series 2024A-2	5.500	04/01/39	1,003,880
1,120,000		Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Green Series 2023E, (AMT)	5.250	07/01/41	1,189,353
505,000		Fayette County Development Authority, Georgia, Revenue Bonds, United States Soccer Federation, Inc. Project Series 2024	5.000	10/01/42	518,570
555,000		Fayette County Development Authority, Georgia, Revenue Bonds, United States Soccer Federation, Inc. Project Series 2024	5.000	10/01/43	567,447
515,000		Fayette County Development Authority, Georgia, Revenue Bonds, United States Soccer Federation, Inc. Project Series 2024	5.000	10/01/44	525,085
750,000	(b)	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Canterbury Court Project, Series 2019A	5.000	04/01/47	711,735
500,000		Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2021A - BAM Insured	3.000	02/15/51	359,467
1,000,000		Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc., Series 2017A	4.000	04/01/42	909,393
2,750,000	(b)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022C, (Mandatory Put 11/01/27)	4.000	08/01/52	2,728,238

		TOTAL GEORGIA			9,978,085

		HAWAII - 0.1% (0.1% of Total Investments)
500,000	(b)	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University Project, Refunding Series 2024	5.000	07/01/39	474,861

		TOTAL HAWAII			474,861

		IDAHO - 0.3% (0.2% of Total Investments)
623,000	(f)	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2024A, (UB)	4.050	01/01/39	611,717
546,000	(f)	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2024A, (UB)	4.650	01/01/54	535,194
630,000		Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special Assessment Bonds, Series 2024	6.250	09/01/53	646,079

		TOTAL IDAHO			1,792,990

		ILLINOIS - 6.0% (4.0% of Total Investments)
1,000,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.250	04/01/34	1,077,756
1,055,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.000	04/01/41	1,084,053
1,275,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.500	04/01/43	1,339,519
2,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2021A	5.000	12/01/34	2,025,607
4,565,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.000	12/01/33	4,679,240
4,900,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.250	12/01/36	5,041,297
120,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/29	125,196
190,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/30	199,636
2,250,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/31	2,382,492
1,485,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/32	1,581,806
200,000		Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series 2023B - AGM Insured	5.000	11/01/37	211,601
25,000	(g)	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41	25,311

See Notes to Financial Statements	159

Portfolio of Investments April 30, 2025 (continued)

NDMO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$725,000		Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C	4.000%	02/15/41	$666,992
240,000		Illinois Finance Authority, Revenue Bonds, Dominican University, Refunding Series 2022	5.000	03/01/34	239,397
875,000	(c)	Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services, Series 2019A	5.000	11/01/49	586,250
815,000		Illinois Finance Authority, Revenue Bonds, Northshore - Edward- Elmhurst Health Credit Group, Series 2022A	5.000	08/15/47	838,049
920,000	(d)	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2025A	5.000	08/15/40	957,363
805,000	(d)	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2025A	5.000	08/15/41	829,813
2,500,000		Illinois State, General Obligation Bonds, December Series 2023C	5.000	12/01/47	2,503,159
4,710,000		Illinois State, General Obligation Bonds, May Series 2020	5.750	05/01/45	4,917,067
1,300,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/42	1,354,346
1,205,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/44	1,240,082
930,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/45	951,980
930,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/49	943,703
1,800,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A	0.000	06/15/39	902,605
1,500,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A	0.000	06/15/40	707,637

		TOTAL ILLINOIS			37,411,957

		INDIANA - 3.2% (2.1% of Total Investments)
1,415,000	(b)	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A	5.875	06/01/55	1,266,803
1,190,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw University Project, Series 2019	5.000	07/01/37	1,206,300
3,125,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2020, (AMT)	6.750	05/01/39	3,461,631
2,535,000		Indiana Finance Authority, Revenue Bonds, First Lien Thermal Energy System Utility, Citizens Energy Group Project, Series 2025A	5.500	10/01/50	2,698,279
1,500,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2015I, (AMT)	5.000	01/01/32	1,500,264
730,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	5.750	03/01/43	763,186
680,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	6.000	03/01/53	710,762
4,060,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Subordinate Series 2023F-1	7.750	03/01/67	4,461,916
3,770,000		Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, (AMT), (Mandatory Put 6/10/31)	4.400	11/01/45	3,779,452

		TOTAL INDIANA			19,848,593

		IOWA - 0.9% (0.6% of Total Investments)
2,500,000		Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012	4.750	08/01/42	2,385,402
1,745,000	(g)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/42)	5.000	12/01/50	1,948,314
60,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.000	05/15/39	60,911
75,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.000	05/15/44	73,365
1,250,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.125	05/15/59	1,184,208

		TOTAL IOWA			5,652,200

160	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		KANSAS - 0.1% (0.1% of Total Investments)
$500,000		Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2024VIII	5.750%	05/15/45	$485,637

		TOTAL KANSAS			485,637

		KENTUCKY - 0.8% (0.5% of Total Investments)
2,805,000		Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone’s Ridge Project, Series 2020	6.000	12/01/40	2,433,305
2,175,000		Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, (AMT)	2.125	10/01/34	1,698,528
990,000		Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B	5.500	12/01/60	791,070

		TOTAL KENTUCKY			4,922,903

		LOUISIANA - 1.4% (0.9% of Total Investments)
1,150,000	(b)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A	5.250	06/01/51	929,192
450,000	(b)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Refunding Series 2024A	5.000	12/15/43	426,260
2,010,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.500	09/01/59	2,055,899
1,295,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.750	09/01/64	1,344,398
1,505,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.000	09/01/66	1,452,165
500,000	(b)	Plaquemines Port, Louisiana, Harbor and Terminal District Facilities Revenue Bonds NOLA Terminal LLC Project Dock and Wharf Series 2024A	9.000	12/01/44	427,331
2,000,000	(b)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010	6.350	07/01/40	2,123,396

		TOTAL LOUISIANA			8,758,641

		MAINE - 0.3% (0.2% of Total Investments)
215,000	(b)	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT), (Mandatory Put 6/01/35)	4.625	12/01/47	212,766
2,000,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	5.000	07/01/46	1,815,713

		TOTAL MAINE			2,028,479

		MARYLAND - 0.1% (0.1% of Total Investments)
185,000	(b)	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2022	4.500	06/01/33	183,241
305,000	(b)	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, Core Natural Resources Inc. Project, Refunding Series 2025, (Mandatory Put 3/27/35)	5.000	07/01/48	297,810

		TOTAL MARYLAND			481,051

		MASSACHUSETTS - 0.2% (0.1% of Total Investments)
425,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D	5.000	07/01/44	417,300
980,000		Massachusetts Development Finance Agency, Revenue Bonds, Smith College, Series 2025	4.000	07/01/45	930,263

		TOTAL MASSACHUSETTS			1,347,563

See Notes to Financial Statements	161

Portfolio of Investments April 30, 2025 (continued)

NDMO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MICHIGAN - 3.2% (2.2% of Total Investments)
$2,884,160		Detroit City & General Retirement System Service Corporation, Michigan, Certificates of Participation, Taxable Series 2005A - FGIC Insured	3.000%	06/15/26	$3,028,368
1,455,000		Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Refunding Series 2024	5.000	07/01/48	1,480,096
830,000		Detroit Regional Convention Authority, Michigan, Special Tax Revenue Bonds, Refunding Series 2024C	5.000	10/01/37	876,451
4,971,590		Detroit, Wayne County, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1	4.000	04/01/44	3,915,761
710,000		Gerald R. Ford International Airport Authority, Kent County, Michigan, Revenue Bonds, Limited Tax General Obligation Series 2021, (AMT)	5.000	01/01/46	718,859
1,135,000		Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Senior Lien Series 2023C	5.250	07/01/48	1,201,438
1,100,000	(d)	Michigan Hospital Finance Authority, Hospital Revenue Bonds, Corewell Health, Series 2025A	5.000	08/15/43	1,142,113
1,500,000	(d)	Michigan Hospital Finance Authority, Hospital Revenue Bonds, Corewell Health, Series 2025A	5.000	08/15/46	1,538,366
2,230,000	(f)	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2023A, (UB)	5.100	10/01/53	2,270,233
1,720,000		Michigan Strategic Fund, Limited Obligation Revenue Bonds, I-75 Improvement Project, Series 2018, (AMT)	5.000	12/31/43	1,721,481
1,150,000	(d)	Southfield Public Schools, County Of Oakland, State Of Michigan, General Obligation Bonds, School Building and Site Series 2025	5.250	05/01/55	1,188,918
1,070,000		Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2023B - AGM Insured, (AMT)	5.250	12/01/37	1,159,570

		TOTAL MICHIGAN			20,241,654

		MINNESOTA - 1.0% (0.7% of Total Investments)
1,000,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	4.250	02/15/48	905,664
3,745,000	(b)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2023	5.500	03/01/53	3,704,768
1,140,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hope Community Academy Project, Series 2020A	5.000	12/01/55	770,107
675,000	(b)	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Refunding Series 2025A	5.500	06/01/63	626,794
535,000	(b)	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy, Refunding Series 2025	5.500	06/01/55	505,209

		TOTAL MINNESOTA			6,512,542

		MISSISSIPPI - 0.5% (0.3% of Total Investments)
1,190,000	(f)	Warren County, Mississippi, Certificates of Participation, Lease Purchase Jail Project Series 2023, (UB)	6.000	09/01/48	1,305,480
1,580,000	(f)	Warren County, Mississippi, Certificates of Participation, Lease Purchase Jail Project Series 2023, (UB)	6.000	09/01/53	1,713,644

		TOTAL MISSISSIPPI			3,019,124

		MISSOURI - 1.2% (0.8% of Total Investments)
550,000	(b)	Kansas City Industrial Development Authority, Missouri, Economic Activity Tax Revenue Bonds, Historic Northeast Redevelopment Plan Series 2024A-1	5.000	06/01/54	501,564
3,000,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F	4.000	11/15/45	2,621,769
500,000	(b)	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Truman Medical Center, Inc., Pass- Through Certificate Series 2017	4.250	12/01/42	435,035

162	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MISSOURI (continued)
$1,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020 - AGM Insured	5.000%	10/01/40	$1,030,919
2,625,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020 - AGM Insured	5.000	10/01/45	2,654,428

		TOTAL MISSOURI			7,243,715

		MONTANA - 0.3% (0.2% of Total Investments)
1,975,000		Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2023	3.875	07/01/28	1,988,094

		TOTAL MONTANA			1,988,094

		NEBRASKA - 1.4% (0.9% of Total Investments)
3,750,000		Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)	5.000	05/01/53	3,879,212
4,665,000	(f)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Social Series 2024C, (UB)	4.700	09/01/49	4,621,507

		TOTAL NEBRASKA			8,500,719

		NEVADA - 0.4% (0.3% of Total Investments)
1,842,684	(b),(c)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020	6.750	02/15/38	7,555
2,400,000	(b)	Director of Nevada State Department of Business and Industry, Revenue Bonds, Brightline West Passenger Rail Project, Series 2025A, (AMT), (Mandatory Put 1/01/33)	9.500	01/01/65	2,311,826
435,000		Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 611 Sunstone Phase I and II, Series 2020	4.000	06/01/40	373,880

		TOTAL NEVADA			2,693,261

		NEW HAMPSHIRE - 1.7% (1.1% of Total Investments)
6,200,000	(b),(d)	National Finance Authority, New Hampshire, Special Revenue Bonds, Bridgeland Water & Utility Districts 418,489,492,493,157 & 159, Series 2025	5.875	12/15/33	6,201,154
1,855,000	(b)	National Finance Authority, New Hampshire, Special Revenue Bonds, The Chambers Creek Project, Montgomery County, Texas Municipal Utility Districts, Capital Appreciation Series 2025	0.000	12/15/32	1,129,187
4,000,000	(b)	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Covenant Health Group Series 2023	4.000	07/01/37	3,302,803

		TOTAL NEW HAMPSHIRE			10,633,144

		NEW JERSEY - 0.4% (0.3% of Total Investments)
1,390,000	(b)	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A	7.000	06/15/30	1,390,353
750,000		New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Subordinate Series 2017A	3.375	07/01/30	712,121
490,000		Passaic County Improvement Authority, New Jersey, Charter School Revenue Bonds, Paterson Charter School for Science and Technology, Inc. Project, Series 2025	4.500	07/01/40	473,732

		TOTAL NEW JERSEY			2,576,206

		NEW MEXICO - 1.1% (0.7% of Total Investments)
6,927,000	(b)	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020	8.000	05/01/40	6,717,786

		TOTAL NEW MEXICO			6,717,786

		NEW YORK - 16.7% (11.3% of Total Investments)
1,240,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2023	7.250	06/01/55	1,297,172
5,000,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.500	06/01/55	4,397,931
1,310,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1	5.000	06/01/40	1,202,970
3,000,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1	5.000	06/01/55	2,439,774

See Notes to Financial Statements	163

Portfolio of Investments April 30, 2025 (continued)

NDMO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$955,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Medical Center, Series 2024	5.250%	11/01/42	$983,516
770,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Medical Center, Series 2024	5.250	11/01/43	788,397
150,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Medical Center, Series 2024	5.500	11/01/47	155,821
450,000		Dormitory Authority of the State of New York, Revenue Bonds, White Plains Hospital, Series 2024	5.250	10/01/49	455,079
7,940,000	(f)	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2024A, (UB)	5.000	03/15/55	8,199,223
7,630,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	5.000	07/01/32	7,719,902
1,095,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	5.000	07/01/35	1,105,227
750,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C	5.625	01/01/55	642,890
3,345,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2024B	4.000	11/15/43	3,015,417
1,210,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2024B	4.000	11/15/44	1,081,594
7,200,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2025A	5.000	11/15/41	7,589,001
1,000,000	(f)	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024A-1, (UB)	4.650	11/01/49	995,873
1,720,000	(f)	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024A-1, (UB)	4.750	11/01/54	1,718,043
975,000	(f)	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024B-1-A, (UB)	4.750	11/01/54	973,887
410,000	(b)	New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F Series 2024	5.250	12/15/31	414,981
140,000		New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Taxable Class E Series 2024	4.375	12/15/31	141,350
2,035,000	(d)	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2025 Series DD	5.000	06/15/35	2,318,059
2,065,000	(d)	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2025 Series DD	5.500	06/15/38	2,382,495
2,560,000	(d)	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2025 Series DD	5.500	06/15/39	2,929,195
2,785,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series A-3	5.000	08/01/41	2,801,610
870,000		New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing Sustainability Green Series 2024B-1	4.550	12/15/54	816,544
450,000		New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing Sustainability Green Series 2024C	4.000	12/15/39	422,810
630,000		New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing Sustainability Green Series 2024C	4.300	12/15/44	582,475
1,335,000		New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing Sustainability Green Series 2024C	4.500	12/15/49	1,239,728
670,000		New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing Sustainability Green Series 2024C	4.550	12/15/54	628,833

164	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$2,500,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000%	07/01/41	$2,500,200
9,175,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.250	08/01/31	9,502,710
3,400,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.375	08/01/36	3,490,906
4,295,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.500	06/30/54	4,360,402
395,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.500	06/30/39	416,642
165,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.500	06/30/40	173,329
215,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT)	5.500	06/30/43	223,375
240,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT)	5.500	06/30/44	248,477
845,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	6.000	06/30/54	886,229
1,590,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT)	5.125	06/30/60	1,598,045
3,315,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.375	06/30/60	3,324,703
3,000,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	5.000	10/01/40	3,006,924
1,600,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	6.000	04/01/35	1,746,805
2,805,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	5.625	04/01/40	2,905,320
460,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/41	473,882
1,000,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)	5.000	07/15/38	1,043,066
1,225,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.250	12/01/47	1,300,857
1,630,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.000	12/01/50	1,683,235
1,370,000	(f)	Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A, (UB)	5.250	12/01/54	1,439,221
4,370,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.500	12/01/59	4,638,207

		TOTAL NEW YORK			104,402,332

See Notes to Financial Statements	165

Portfolio of Investments April 30, 2025 (continued)

NDMO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NORTH CAROLINA - 0.1% (0.1% of Total Investments)
$370,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021	4.000%	09/01/46	$303,626
230,000		North Carolina Medical Care Commission, Retirement Facility Revenue Bonds, Penick Village Project First Mortgage Series 2024A	5.500	09/01/54	217,208

		TOTAL NORTH CAROLINA			520,834

		NORTH DAKOTA - 0.5% (0.3% of Total Investments)
3,000,000		North Dakota Housing Finance Agency, Home Mortgage Program Revenue Bonds, Social Series 2024D	4.500	07/01/44	2,959,846

		TOTAL NORTH DAKOTA			2,959,846

		OHIO - 1.9% (1.3% of Total Investments)
1,995,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55	1,743,500
1,760,000		Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth System, Series 2017	5.500	02/15/52	1,758,017
550,000		Dayton-Montgomery County Port Authority, Ohio, Development Revenue Bonds, Dayton Regional Stem Schools Inc. Project, Series 2024	5.000	12/01/44	548,666
400,000		Dayton-Montgomery County Port Authority, Ohio, Development Revenue Bonds, Dayton Regional Stem Schools Inc. Project, Series 2024	5.000	12/01/60	381,033
675,000		Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2025A	5.500	08/01/42	693,903
1,270,000		Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2025A	5.500	08/01/43	1,297,641
3,450,000	(b)	Jefferson County Port Authority, Ohio, Economic Development Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, (AMT), (Mandatory Put 12/01/28)	5.000	12/01/53	3,470,496
400,000		Montgomery County, Ohio, Health Care Facilities Revenue Bonds, Solvita Project Refunding and Improvement Series 2024	5.250	09/01/49	408,646
500,000		Montgomery County, Ohio, Health Care Facilities Revenue Bonds, Solvita Project Refunding and Improvement Series 2024	5.250	09/01/54	502,641
250,000	(b)	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Silver Birch of Mansfield Project, Series 2024	6.000	01/01/45	239,673
625,000	(f)	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A, (UB)	4.650	09/01/54	611,541

		TOTAL OHIO			11,655,757

		OKLAHOMA - 0.6% (0.4% of Total Investments)
300,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/52	301,158
1,280,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/57	1,284,568
970,000		Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.000	01/01/45	1,022,736
1,000,000		Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.250	01/01/46	1,071,319

		TOTAL OKLAHOMA			3,679,781

		OREGON - 0.2% (0.1% of Total Investments)
1,165,000		Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Columbia Memorial Hospital Project, Series 2024	5.250	08/01/49	1,191,396

		TOTAL OREGON			1,191,396

166	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA - 5.6% (3.8% of Total Investments)
$700,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.250%	01/01/39	$737,761
700,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.500	01/01/43	739,251
1,000,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A	4.000	07/15/37	966,967
870,000	(b)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021	6.000	05/01/42	890,010
3,000,000	(b)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017	5.000	05/01/42	2,831,226
1,625,000	(b)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023	6.250	05/01/42	1,558,739
1,000,000	(b)	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2017	5.125	10/15/41	703,124
2,000,000	(b)	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020	6.250	10/15/53	1,447,045
9,000,000		Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-2	5.000	02/15/39	9,061,557
1,000,000	(b)	Lehigh County Industrial Development Authority, Pennsylvania, Revenue Bonds, Provident Group -Lehigh Valley International Airport Hotel Project First Tier Series 2025A-2	5.750	01/01/65	945,378
1,065,000	(b)	Lehigh County Industrial Development Authority, Pennsylvania, Revenue Bonds, Provident Group -Lehigh Valley International Airport Hotel Project Second Tier Series 2025C	6.750	01/01/65	1,012,002
1,300,000	(a),(c)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A	10.000	12/01/31	130
300,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding Series 2009C, (Mandatory Put 6/01/27)	5.250	12/01/37	300,519
2,960,000		Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B - BAM Insured	0.000	01/01/45	1,110,901
2,040,000		Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2017A	4.000	11/15/42	1,856,760
3,000,000	(f)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2023-143A, (UB)	5.450	04/01/51	3,098,453
340,000	(f)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-144A, (UB)	4.450	10/01/44	333,291
1,850,000	(f)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-144A, (UB)	4.600	10/01/49	1,815,788
2,545,000	(f)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A, (UB)	4.750	10/01/49	2,538,837
2,545,000	(f)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A, (UB)	4.800	10/01/51	2,547,101
30,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2022B	5.250	12/01/41	32,421
485,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2022B	5.250	12/01/42	520,704

		TOTAL PENNSYLVANIA			35,047,965

See Notes to Financial Statements	167

Portfolio of Investments April 30, 2025 (continued)

NDMO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PUERTO RICO - 6.7% (4.5% of Total Investments)
$5,950,000		Children’s Trust Fund, Puerto Rico, Tobacco Settlement Asset- Backed Bonds, Series 2008A	0.000%	05/15/57	$362,168
3,500,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/37	3,547,058
6,500,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	4.000	07/01/42	5,596,298
8,000,000	(c)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX	5.250	07/01/40	3,592,772
409,281		Puerto Rico Highway and Transportation Authority Highway Revenue Bonds Series 2022	5.250	07/01/38	409,382
2,150,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.550	07/01/40	2,032,394
1,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	923,083
11,292,681		Puerto Rico, GDB Debt Recovery Authority Commonwealth Bonds, Taxable Series 2018	7.500	08/20/40	10,915,811
9,014,471		Puerto Rico, General Obligation Bonds, Clawback Highway Transportation Authority Claims Taxable Series 2022	0.000	11/01/51	5,532,632
4,128,207		Puerto Rico, General Obligation Bonds, Commonwealth Clawback CVIS Taxable Series 2022	1.000	11/01/51	1,868,014
4,570,000		Puerto Rico, General Obligation Bonds, Commonwealth Clawback CVIS Taxable Series 2022	1.000	11/01/51	1,496,675
1,029,483		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	691,117
64		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/35	60
1,117,147		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/37	1,025,299
839,085		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/41	715,205
5,657,155		Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable Series 2022	0.000	11/01/43	3,387,222

		TOTAL PUERTO RICO			42,095,190

		SOUTH CAROLINA - 0.9% (0.6% of Total Investments)
1,000,000		South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Columbia College, Refunding Series 2020A	5.625	10/01/40	927,400
1,000,000	(b)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A	5.000	11/15/55	866,051
2,170,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/49	2,321,101
1,000,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/54	1,065,942
250,000		South Carolina Jobs-Economic Development Authority, Healthcare Revenue Bonds, Beaufort Memorial Hospital & South of Broad Healthcare Project, Series 2024	5.500	11/15/44	252,223

		TOTAL SOUTH CAROLINA			5,432,717

		TENNESSEE - 2.3% (1.6% of Total Investments)
410,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Health System Revenue Bonds, Erlanger Health Series 2024	5.250	12/01/40	436,369
485,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Health System Revenue Bonds, Erlanger Health Series 2024	5.250	12/01/41	513,229
1,395,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Health System Revenue Bonds, Erlanger Health Series 2024	5.250	12/01/42	1,463,970
1,195,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Health System Revenue Bonds, Erlanger Health Series 2024	5.250	12/01/43	1,246,939

168	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TENNESSEE (continued)
$2,205,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Health System Revenue Bonds, Erlanger Health Series 2024	5.250%	12/01/44	$2,292,332
1,650,000		Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured	5.000	07/01/42	1,731,038
650,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University, Series 2023	5.000	05/01/40	671,165
2,705,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2023A	5.000	07/01/28	2,832,308
2,905,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2023A	5.000	07/01/33	3,158,919

		TOTAL TENNESSEE			14,346,269

		TEXAS - 8.3% (5.6% of Total Investments)
500,000	(b)	Abilene Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Second-Lien Series 2021B	5.000	10/01/50	405,955
1,350,000		Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Brooks Academies, Series 2021A	4.000	06/15/31	1,271,326
500,000		Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Brooks Academies, Series 2021A	5.000	06/15/51	428,701
325,000	(b)	Buda, Texas, Special Assessment Revenue Bonds, Persimmon Public improvement District Improvement Area 1 Project, Series 2025	5.875	09/01/45	309,135
500,000	(b)	Buda, Texas, Special Assessment Revenue Bonds, Persimmon Public improvement District Major Improvement Area Project, Series 2025	6.750	09/01/55	470,170
2,370,000		Chambers County Justice Center Public Facilities Corporation, Texas, Lease Revenue Bonds, Series 2024	5.500	06/01/49	2,491,799
3,720,000		Chambers County Justice Center Public Facilities Corporation, Texas, Lease Revenue Bonds, Series 2024	5.500	06/01/55	3,890,780
225,000	(b)	City of Midlothian, Texas, Westside Preserve Public Improvement District Improvement Area #1 Project Special Assessment Revenue Bonds Series 2022	4.750	09/15/32	221,399
225,000	(b)	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Valor Education Foundation, Series 2024A	6.000	06/15/54	212,366
330,000		Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds Refunding Series 2023C, (AMT)	5.000	11/01/27	341,828
4,605,000		Dallas, Texas, General Obligation Bonds, Refunding and Improvement Series 2023A	5.000	02/15/42	4,799,124
325,000	(b)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	6.125	12/31/55	305,691
215,000	(b)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District, Improvement Area 1 Project, Series 2025	5.375	12/31/45	201,629
1,280,000		Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B	4.750	11/01/42	1,239,607
570,000		Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series 2023, (AMT)	6.000	08/01/43	613,709
1,000,000		Harris County Industrial Development Corporation, Texas, Revenue Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series 2023, (Mandatory Put 6/01/33)	4.050	11/01/50	987,757
1,000,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/36	1,017,834
1,000,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/38	1,011,945
5,610,000		Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Refunding Series 2021 - AGM Insured, (AMT)	4.000	11/01/38	5,339,419

See Notes to Financial Statements	169

Portfolio of Investments April 30, 2025 (continued)

NDMO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$500,000	(b)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Improvement Area 1 Project, Series 2021	4.125%	09/01/41	$420,032
1,500,000		Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1	4.000	06/01/30	1,482,921
625,000	(b)	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 3 Project, Series 2021	3.625	09/15/41	497,260
500,000	(b)	Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023	5.500	09/01/43	497,983
4,175,000	(b)	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Southwest Preparatory School, Series 2020A	5.000	08/15/50	3,729,032
1,960,000	(d)	Pflugerville, Travis and Williamson Counties, Texas, Certificates of Obligation, Combination Tax and Revenue Limited Series 2023	5.000	08/01/42	2,068,668
3,360,000	(d)	Pflugerville, Travis and Williamson Counties, Texas, Certificates of Obligation, Combination Tax and Revenue Limited Series 2023	5.250	08/01/55	3,492,069
450,000	(b),(d)	Pilot Point, Denton, Grayson, and Cooke Counties, Texas, Special Assessment Revenue Bonds, Bryson Ranch Public Improvement District Zone A Improvement Area 1 Project, Series 2025	6.125	09/15/45	454,050
185,000	(b),(d)	Pilot Point, Denton, Grayson, and Cooke Counties, Texas, Special Assessment Revenue Bonds, Bryson Ranch Public Improvement District Zone A Improvement Area 1 Project, Series 2025	7.125	09/15/55	186,559
3,500,000	(b)	Port Beaumont Industrial Development Authority, Texas, Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021B	4.100	01/01/28	3,203,080
5,345,000	(b)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2024A, (AMT)	5.000	01/01/39	5,287,960
155,000	(b)	Princeton, Texas, Special Assessment Revenue Bonds, Winchester Crossing Public Improvement District 3 Project, Series 2024	5.125	09/01/44	142,839
1,955,000	(b)	Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement District 1 Major Improvement Area Project, Series 2020	5.375	09/15/40	1,963,850
475,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.375	06/30/38	494,377
465,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.500	06/30/41	479,645
700,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	06/30/40	653,722
1,165,000		Waco, Texas, Certificates of Obligation, Combination Tax & Revenue Series 2024A	5.000	02/01/43	1,222,772

		TOTAL TEXAS			51,836,993

		UTAH - 1.0% (0.7% of Total Investments)
205,000	(b)	Black Desert Public Infrastructure District, Washington County, Utah, Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024	5.625	12/01/53	199,647
500,000	(b)	Red Bridge Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A	4.125	02/01/41	386,426
645,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.250	07/01/43	663,850
950,000	(b)	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A	5.125	07/15/51	795,010
1,185,000	(f)	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C, (UB)	4.650	01/01/49	1,170,482
500,000	(b)	Wakara Ridge Public Infrastructure District, Utah, Special Assessment Bonds, Wakara Ridge Assessment Area, Series 2025	5.625	12/01/54	495,847

170	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTAH (continued)
$2,540,000	(b)	Wohali Public Infrastructure District 1, Utah, Special Assessment Revenue Bonds, Assessment Area 1 Series 2023	7.000%	12/01/42	$2,462,623

		TOTAL UTAH			6,173,885

		VIRGIN ISLANDS - 0.5% (0.4% of Total Investments)
2,365,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/32	2,432,534
1,000,000	(b)	West Indian Company Limited, Virgin Islands, Port Facilities Revenue Bonds WICO Financing Series 2022A	6.125	10/01/42	943,470

		TOTAL VIRGIN ISLANDS			3,376,004

		VIRGINIA - 1.4% (0.9% of Total Investments)
775,000		Alexandria Sanitation Authority, Virginia, Wastewater Revenue Bonds, Alexrenew Green Series 2024	5.000	07/15/54	808,232
1,640,000	(b)	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015	5.400	03/01/45	1,640,561
3,580,000		Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D, (Mandatory Put 7/01/30)	5.000	07/01/53	3,815,156
1,600,000		Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, (AMT)	4.000	01/01/40	1,450,467
985,000	(b)	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Senior Series 2020A-1	8.000	10/01/43	957,232

		TOTAL VIRGINIA			8,671,648

		WASHINGTON - 2.3% (1.5% of Total Investments)
1,370,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/43	1,411,085
1,390,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/44	1,427,808
1,600,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/45	1,640,359
940,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/46	963,546
1,770,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D	5.000	10/01/41	1,770,465
1,915,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2021B, (Mandatory Put 10/01/30)	4.000	10/01/42	1,920,815
5,610,609		Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2023-1 Class A	3.375	04/20/37	5,057,276

		TOTAL WASHINGTON			14,191,354

		WEST VIRGINIA - 0.8% (0.5% of Total Investments)
100,000	(b)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Subordinate Improvement Series 2023A	7.000	06/01/43	102,504
700,000		Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, The Highlands Project, Refunding & Improvement Series 2024	5.250	06/01/53	685,124
3,660,000	(b)	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020	7.625	12/01/40	2,853,642
200,000	(b)	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Core Natural Resources, INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/55	198,274
1,035,000		West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System, Improvement Series 2023A	5.000	06/01/41	1,071,941

		TOTAL WEST VIRGINIA			4,911,485

See Notes to Financial Statements	171

Portfolio of Investments April 30, 2025 (continued)

NDMO

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN - 5.9% (4.0% of Total Investments)
$3,000,000	(b)	Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub North LLC Renewable Natural Gas Production Plant Project, Series 2021A	5.500%	12/01/32	$2,331,492
6,350,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc., Series 2020A	5.000	01/01/56	5,311,513
390,000		Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North East Carolina Preparatory School Project, Refunding Series 2024A	5.000	06/15/44	377,420
2,265,000	(b)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Bonnie Cone Classical Academy, Series 2024	5.500	06/15/49	2,137,958
175,000		Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining Rock Classical Academy, Series 2022A	6.125	06/15/57	164,679
1,000,000	(b)	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2021A	5.000	06/01/56	819,285
455,000		Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cornerstone Charter Academy Series 2024	5.000	02/01/54	439,692
1,000,000	(b)	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2021	5.000	08/01/51	712,244
2,000,000		Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A	5.000	02/01/52	1,938,280
1,670,000	(b)	Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B	5.625	02/01/46	1,705,520
2,000,000	(b)	Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B	6.000	02/01/62	2,053,605
5,000,000	(b)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	7.000	12/01/50	5,063,769
3,000,000	(b)	Public Finance Authority of Wisconsin, Multifamily Housing Revenue Bonds, Promenade Apartments Project, Series 2024	6.250	02/01/39	3,015,100
1,000,000		Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds, Duke Energy Progress Project, Refunding Series 2022B, (Mandatory Put 10/01/30)	4.000	10/01/46	997,243
1,025,000	(b)	Public Finance Authority of Wisconsin, Revenue Bonds, Revolution Academy, Refunding Series 2023A	6.250	10/01/58	1,043,478
1,500,000		Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021, (AMT)	4.000	07/01/41	1,307,631
500,000		Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021, (AMT)	4.250	07/01/54	403,083
865,000		Public Finance Authority of Wisconsin, Revenue Bonds, Triad Educational Services, Inc. Math & Science Academy, Series 2025	5.500	06/15/55	854,008
750,000		Public Finance Authority of Wisconsin, Revenue Bonds, Triad Educational Services, Inc. Math & Science Academy, Series 2025	5.250	06/15/65	710,792
510,000		Public Finance Authority of Wisconsin, Revenue Bonds, Triad Educational Services, Inc. Math & Science Academy, Series 2025	5.400	06/15/65	495,545
100,000	(a),(c)	Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC Agribusiness LLC Project, Series 2022B	15.000	12/31/25	10
1,000,000		Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2024A	5.000	06/15/64	949,516
500,000	(b)	Public Finance Authority, Wisconsin, Revenue Bonds, Two Step Project, Series 2024	0.000	12/15/34	279,920
1,000,000	(b)	Public Finance Authority, Wisconsin, Tax Increment Revenue Senior Bonds, World Center Project Series 2024A	5.000	06/01/41	1,001,115
500,000	(b)	Public Finance Authority, Wisconsin, Tax Increment Revenue Subordinate Bonds, World Center Project Series 2024B	8.000	06/15/42	496,466
150,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024	5.450	10/01/39	148,607

172	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$2,500,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A	4.000%	04/01/39	$2,341,691

		TOTAL WISCONSIN			37,099,662

		TOTAL MUNICIPAL BONDS (Cost $948,550,265)			904,697,523

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments)

		CAPITAL GOODS - 0.0% (0.0% of Total Investments)
128,676	(a),(c),(h)	KDC Agribusiness Fairless Hills LLC	12.000	09/15/23	13

		TOTAL CAPITAL GOODS			13

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $128,676)			13

		TOTAL LONG-TERM INVESTMENTS (Cost $957,657,576)			914,680,175

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 2.2%(1.5% of Total Investments)
		MUNICIPAL BONDS - 2.2% (1.5% of Total Investments)
		CALIFORNIA - 0.6% (0.4% of Total Investments)
3,600,000	(i)	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Variable Rate Demand Obligations Series 2002A-1 & 2002A-5	3.700	07/01/35	3,600,000

		TOTAL CALIFORNIA			3,600,000

		NATIONAL - 1.6% (1.1% of Total Investments)
10,000,000	(b),(i)	Invesco Municipal Opportunity Trust Variable Rate Munifund Term Preferred Shares Series 2015/6VMO, (AMT)	2.850	03/20/27	10,000,000

		TOTAL NATIONAL			10,000,000

		TOTAL MUNICIPAL BONDS (Cost $13,600,000)			13,600,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $13,600,000)			13,600,000

		TOTAL INVESTMENTS - 148.6% (Cost $971,257,576)			928,280,175

		FLOATING RATE OBLIGATIONS - (5.3)%			(33,375,000)

		MFP SHARES, NET - (38.4)%(j)			(239,677,823)

		OTHER ASSETS & LIABILITIES, NET - (4.9)%			(30,373,206)

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$624,854,146

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	For fair value measurement disclosure purposes, investment classified as Level 3.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $275,717,087 or 29.7% of Total Investments.

(c)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d)	When-issued or delayed delivery security.
(e)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

See Notes to Financial Statements	173

Portfolio of Investments April 30, 2025 (continued)

NDMO

(h)

Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.

(i)

Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(j)	MFP Shares, Net as a percentage of Total Investments is 25.8%.

174	See Notes to Financial Statements

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)	NVG	NZF	NMZ	NMCO	NDMO
ASSETS
Long-term investments, at value†	$4,493,488,026	$4,020,008,842	$1,926,295,479	$989,234,005	$914,680,175
Affiliated investments, at value++	–	–	16,516,238	–	–
Short-term investments, at valueà	76,395,000	–	–	–	13,600,000
Cash	4,660,610	–	5,738,567	3,669,350	49,339
Receivables:
Interest	65,160,194	65,150,468	46,488,015	20,641,798	21,345,521
Investments sold	15,678,920	10,180,238	28,552,545	2,011,997	828,000
Reimbursement from Adviser	–	–	4,699	–	–
Shares sold	–	–	872,043	–	–
Sale of Vistra Vision interest#(1)	25,010,294	55,934,936	27,765,905	31,770,537	–
Deferred offering costs	–	–	107,875	122,040	101,094
Unfunded commitments	–	–	2,925,580	2,716,770	560,000
Other	1,240,728	423,983	93,183	121,795	34,571

Total assets	4,681,633,772	4,151,698,467	2,055,360,129	1,050,288,292	951,198,700
LIABILITIES
Cash overdraft	–	5,537,743	–	–	–
Floating rate obligations	181,785,000	363,825,000	454,147,000	32,990,000	33,375,000
AMTP Shares, Net*	–	–	356,624,119	–	–
MFP Shares, Net**	515,987,220	640,174,241	–	403,352,306	239,677,823
VRDP Shares, Net***	1,234,140,481	673,862,828	–	–	–
Payables:
Management fees	2,285,136	2,044,584	1,019,348	758,998	614,397
Dividends	15,887,146	14,589,503	7,259,270	3,514,924	3,432,604
Interest	4,331,533	9,459,687	9,223,086	778,666	482,439
Investments purchased - regular settlement	6,197,218	–	27,628,059	–	1,128,508
Investments purchased - when-issued/delayed-delivery settlement	11,109,793	–	4,099,315	6,253,650	47,491,403
Offering costs	–	–	2,705	–	–
Vistra Vision sale transactions costs(1)	587,186	1,313,228	651,882	745,902	–
Accrued expenses:
Custodian fees	194,320	159,717	95,320	57,633	51,936
Investor relations	56,955	48,318	18,371	11,939	12,036
Trustees fees	408,804	301,385	80,404	34,897	30,585
Professional fees	15,864	6,165	16,979	14,269	14,988
Shareholder reporting expenses	75,601	71,417	33,119	8,053	17,848
Shareholder servicing agent fees	17,152	11,094	3,782	2,282	2,294
Other	3,087	8,556	13,365	19,080	12,693

Total liabilities	1,973,082,496	1,711,413,466	860,916,124	448,542,599	326,344,554
Commitments and contingencies(2)
Net assets applicable to common shares	$2,708,551,276	$2,440,285,001	$1,194,444,005	$601,745,693	$624,854,146

Common shares outstanding	213,522,362	193,729,050	114,092,371	54,801,890	59,562,212
Net asset value (“NAV”) per common share outstanding	$12.69	$12.60	$10.47	$10.98	$10.49
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share	$2,135,224	$1,937,291	$1,140,924	$548,019	$595,622
Paid-in capital	3,039,341,903	2,733,104,472	1,484,185,524	810,659,484	821,446,035
Total distributable earnings (loss)	(332,925,851)	(294,756,762)	(290,882,443)	(209,461,810)	(197,187,511)
Net assets applicable to common shares	$2,708,551,276	$2,440,285,001	$1,194,444,005	$601,745,693	$624,854,146
Authorized shares:
Common	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Preferred	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

† Long-term investments, cost	$4,679,195,995	$4,018,992,494	$2,050,039,684	$1,085,804,862	$957,657,576
++ Affiliated investments, cost	$—	$—	$16,995,750	$—	$—
à Short-term investments, cost	$76,395,000	$—	$—	$—	$13,600,000
* AMTP Shares, liquidation preference	$–	$–	$357,000,000	$–	$–
** MFP Shares, liquidation preference	$517,400,000	$641,000,000	$–	$404,000,000	$240,000,000
*** VRDP Shares, liquidation preference	$1,236,600,000	$677,000,000	$–	$–	$–
# Net of discount of	$1,679,984	$3,757,245	$1,865,083	$2,134,081	$–

See Notes to Financial Statements

Statement of Assets and Liabilities (continued)

(1)	Refer to Note 4 of the Notes to Financial Statements for more information.
(2)	As disclosed in Notes to Financial Statements.

See Notes to Financial Statements

Statement of Operations

Six Months Ended April 30, 2025 (Unaudited)	NVG	NZF	NMZ	NMCO	NDMO

INVESTMENT INCOME
Dividends from affiliated investments	$—	$—	$46,020	$—	$—
Interest	112,780,789	104,706,411	54,805,831	30,418,073	23,735,270
Total investment income	112,780,789	104,706,411	54,851,851	30,418,073	23,735,270

EXPENSES
Management fees	14,242,457	12,683,888	6,407,376	4,730,375	3,802,611
Shareholder servicing agent fees	80,357	45,336	11,683	7,037	7,122
Interest expense and amortization of offering costs	31,257,243	32,748,248	15,505,292	8,951,494	5,227,565
Trustees fees	83,686	70,905	29,425	19,192	16,200
Custodian expenses, net	208,811	166,236	107,160	61,189	53,981
Excise tax liability expense	34,261	48,102	68,095	101,635	143,075
Investor relations expenses	303,820	280,970	94,222	48,324	65,669
Liquidity fees	4,617,504	598,108	—	409,663	—
Professional fees	114,841	112,734	121,783	120,388	51,963
Remarketing fees	1,282,429	36,297	—	50,278	—
Shareholder reporting expenses	59,742	58,612	23,927	8,881	10,690
Stock exchange listing fees	33,525	30,417	17,356	8,608	9,521
Other	203,849	53,342	35,904	34,065	28,163

Total expenses	52,522,525	46,933,195	22,422,223	14,551,129	9,416,560

Net investment income (loss)	60,258,264	57,773,216	32,429,628	15,866,944	14,318,710

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	(12,712,118)	(529,586)	(8,460,322)	(2,168,164)	(1,762,392)
Net realized gain (loss)	(12,712,118)	(529,586)	(8,460,322)	(2,168,164)	(1,762,392)

Change in unrealized appreciation (depreciation) on:
Investments	(146,167,989)	(141,684,673)	(60,390,827)	(31,774,479)	(26,176,197)
Affiliated investments	—	—	(479,512)	—	—
Net change in unrealized appreciation (depreciation)	(146,167,989)	(141,684,673)	(60,870,339)	(31,774,479)	(26,176,197)

Net realized and unrealized gain (loss)	(158,880,107)	(142,214,259)	(69,330,661)	(33,942,643)	(27,938,589)

Net increase (decrease) in net assets applicable to common shares from operations	$(98,621,843)	$(84,441,043)	$(36,901,033)	$(18,075,699)	$(13,619,879)

See Notes to Financial Statements

Statement of Changes in Net Assets

	NVG		NZF

	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$60,258,264	$111,107,092	$57,773,216	$106,735,265
Net realized gain (loss)	(12,712,118)	21,670,247	(529,586)	49,594,574
Net change in unrealized appreciation (depreciation)	(146,167,989)	422,871,895	(141,684,673)	294,425,217

Net increase (decrease) in net assets applicable to common shares from operations	(98,621,843)	555,649,234	(84,441,043)	450,755,056

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(101,209,600)	(117,345,621)	(92,408,757)	(118,816,675)
Return of Capital	–	(46,959,837)	–	(31,517,069)

Total distributions	(101,209,600)	(164,305,458)	(92,408,757)	(150,333,744)
Net increase (decrease) in net assets applicable to common shares	(199,831,443)	391,343,776	(176,849,800)	300,421,312
Net assets applicable to common shares at the beginning of the period	2,908,382,719	2,517,038,943	2,617,134,801	2,316,713,489

Net assets applicable to common shares at the end of the period	$2,708,551,276	$2,908,382,719	$2,440,285,001	$2,617,134,801

See Notes to Financial Statements

Statement of Changes in Net Assets (continued)

	NMZ		NMCO
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$32,429,628	$61,997,848	$15,866,944	$30,489,604
Net realized gain (loss)	(8,460,322)	(17,293,455)	(2,168,164)	30,457,604
Net change in unrealized appreciation (depreciation)	(60,870,339)	214,081,537	(31,774,479)	67,087,425

Net increase (decrease) in net assets applicable to common shares from operations	(36,901,033)	258,785,930	(18,075,699)	128,034,633

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(44,273,489)	(63,599,238)	(22,523,577)	(29,926,147)
Return of Capital	–	(7,214,783)	–	(7,037,728)

Total distributions	(44,273,489)	(70,814,021)	(22,523,577)	(36,963,875)

CAPITAL SHARE TRANSACTIONS

Common shares:

Proceeds from shelf offering, net of offering costs	26,191,323	12,444,070	—	(8,194)
Reinvestments of distributions	702,386	160,070	—	—

Net increase (decrease) applicable to common shares from capital share transactions	26,893,709	12,604,140	—	(8,194)
Net increase (decrease) in net assets applicable to common shares	(54,280,813)	200,576,049	(40,599,276)	91,062,564
Net assets applicable to common shares at the beginning of the period	1,248,724,818	1,048,148,769	642,344,969	551,282,405

Net assets applicable to common shares at the end of the period	$1,194,444,005	$1,248,724,818	$601,745,693	$642,344,969

See Notes to Financial Statements

Statement of Changes in Net Assets (continued)

	NDMO
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$14,318,710	$26,801,898
Net realized gain (loss)	(1,762,392)	6,500,180
Net change in unrealized appreciation (depreciation)	(26,176,197)	88,144,732

Net increase (decrease) in net assets applicable to common shares from operations	(13,619,879)	121,446,810

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(22,157,143)	(25,873,142)
Return of Capital	–	(18,441,144)

Total distributions	(22,157,143)	(44,314,286)

CAPITAL SHARE TRANSACTIONS

Common shares:

Proceeds from shelf offering, net of offering costs	—	(5,522)

Net increase (decrease) applicable to common shares from capital share transactions	—	(5,522)
Net increase (decrease) in net assets applicable to common shares	(35,777,022)	77,127,002
Net assets applicable to common shares at the beginning of the period	660,631,168	583,504,166

Net assets applicable to common shares at the end of the period	$624,854,146	$660,631,168

See Notes to Financial Statements

Statement of Cash Flows

Six Months Ended April 30, 2025 (Unaudited)	NVG	NZF	NMZ	NMCO	NDMO

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(98,621,843)	$(84,441,043)	$(36,901,033)	$(18,075,699)	$(13,619,879)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(656,717,131)	(285,255,890)	(229,742,411)	(125,801,746)	(264,550,618)
Proceeds from sale and maturities of investments	754,151,276	305,096,458	195,553,812	141,520,087	232,766,783
Proceeds from (Purchase of) short-term investments, net	(76,395,000)	—	8,660,000	—	(4,600,000)
Taxes paid	—	—	—	—	(5,400)
Amortization (Accretion) of premiums and discounts, net	(10,564,901)	(13,366,613)	(5,103,115)	(4,698,565)	8,612
Amortization of deferred offering costs	102,625	122,349	887,894	95,191	42,853
(Increase) Decrease in:
Receivable for interest	(1,278,345)	(6,428,345)	(4,802,108)	(1,319,116)	(1,281,974)
Receivable for investments sold	51,710,779	(2,558,610)	(25,321,448)	11,511,050	9,637,000
Receivable for reimbursement from Adviser	—	—	(4,699)	—	—
Receivable for sale of Vistra Vision	16,466,987	36,828,029	18,281,304	20,917,989	—
Other assets	42,190	42,272	(6,803)	(20,114)	(1,076)
Increase (Decrease) in:
Payable for interest	1,532,256	4,007,957	3,152,503	551,293	260,503
Payable for investments purchased - regular settlement	6,034,303	—	27,628,059	—	(7,303,716)
Payable for investments purchased - when-issued/delayed-delivery settlement	(18,198,643)	(63,426,060)	(1,127,495)	(10,149,222)	41,647,949
Payable for management fees	(207,709)	(166,129)	(112,501)	(55,851)	(46,030)
Payable for Vistra Vision sale transactions costs	(410,039)	(917,042)	(455,216)	(520,871)	—
Accrued custodian fees	(114,391)	(74,380)	(35,883)	(25,001)	(29,906)
Accrued investor relations fees	53,047	46,288	8,899	4,580	11,228
Accrued Trustees fees	(77,698)	(46,345)	(4,502)	(797)	(2,517)
Accrued professional fees	(20,137)	(26,627)	898	11,564	4,372
Accrued shareholder reporting expenses	2,908	8,893	(4,276)	(20,595)	(7,785)
Accrued shareholder servicing agent fees	6,190	4,071	93	33	43
Accrued shelf offering costs	—	—	—	(28,614)	(29,592)
Accrued other expenses	(14,882)	7,181	12,083	(9,460)	(1,142)
Net realized (gain) loss from investments	12,712,118	529,586	8,460,322	2,168,164	1,762,392
Net realized (gain) loss from paydowns	(11,980)	(21,147)	(258,726)	(444,011)	(510,127)
Net change in unrealized (appreciation) depreciation of investments	146,167,989	141,684,673	60,390,827	31,774,479	26,176,197
Net change in unrealized (appreciation) depreciation of affiliated investments	—	—	479,512	—	—
Net cash provided by (used in) operating activities	126,349,969	31,649,526	19,635,990	47,384,768	20,328,170
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	27,806,768	24,200,000	8,688,500	4,286,001	1,945,877
(Repayments) of borrowings	(27,806,768)	(24,200,000)	(8,688,500)	(4,286,001)	(1,945,877)
Proceeds from floating rate obligations	280,000	—	59,632,000	—	5,275,000
(Repayments of) floating rate obligations	(25,435,000)	(10,295,000)	(58,560,000)	(2,970,000)	(35,000)
(Repayments for) MFP Shares redeemed, at liquidation preference	—	—	—	(11,000,000)	—
Increase (Decrease) in:
Cash overdraft	—	5,537,743	—	(7,206,408)	(3,363,472)
Cash distributions paid to common shareholders	(101,244,594)	(92,415,615)	(43,442,641)	(22,513,970)	(22,134,265)
Proceeds from shelf offering	115,016	—	25,337,341	(25,040)	(21,094)

Net cash provided by (used in) financing activities	(126,284,578)	(97,172,872)	(17,033,300)	(43,715,418)	(20,278,831)
Net increase (decrease) in cash	65,391	(65,523,346)	2,602,690	3,669,350	49,339
Cash at the beginning of period	4,595,219	65,523,346	3,135,877	—	—

Cash at the end of period	$4,660,610	$—	$5,738,567	$3,669,350	$49,339

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	NVG	NZF	NMZ	NMCO	NDMO
Cash paid for interest	$29,455,338	$28,499,884	$12,248,257	$8,183,651	$4,925,832
Non-cash financing activities not included herein consists of reinvestments of common share distributions	—	—	702,386	—	—

See Notes to Financial Statements

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions to Common Shareholders			Common Share

	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Discount Per Share Repurchased and Retired	Net Asset Value, End of Period	Share Price, End of Period
NVG
4/30/25(d)	$13.62	$0.28	$(0.74)	$(0.46)	$(0.47)	$—	$—	$(0.47)	$—	$12.69	$11.92
10/31/24	11.79	0.52	2.08	2.60	(0.55)	—	(0.22)	(0.77)	—	13.62	12.79
10/31/23	12.19	0.53	(0.40)	0.13	(0.53)	—	—	(0.53)	—	11.79	10.03
10/31/22	17.28	0.73	(5.01)	(4.28)	(0.78)	(0.03)	—	(0.81)	—	12.19	11.03
10/31/21	16.76	0.82	0.60	1.42	(0.81)	(0.09)	—	(0.90)	—	17.28	17.29
10/31/20	17.17	0.82	(0.41)	0.41	(0.79)	(0.03)	—	(0.82)	—	16.76	15.62
NZF
4/30/25(d)	13.51	0.30	(0.73)	(0.43)	(0.48)	—	—	(0.48)	—	12.60	11.91
10/31/24	11.96	0.55	1.78	2.33	(0.62)	—	(0.16)	(0.78)	—	13.51	12.69
10/31/23	12.24	0.55	(0.30)	0.25	(0.53)	—	—	(0.53)	—(f)	11.96	10.10
10/31/22	16.98	0.71	(4.72)	(4.01)	(0.73)	—	—	(0.73)	—	12.24	10.83
10/31/21	15.96	0.78	1.03	1.81	(0.79)	—	—	(0.79)	—	16.98	16.73
10/31/20	16.63	0.80	(0.71)	0.09	(0.76)	—	—	(0.76)	—	15.96	14.74

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets

Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses(c)	Net Investment Income (Loss)(c)	Portfolio Turnover Rate

(3.55)%	(3.22)%	$2,708,551	3.73%(e)	4.27%(e)	14%
22.15	35.73	2,908,383	3.97	3.80	25
0.70	(4.77)	2,517,039	3.85	4.00	17
(25.56)	(32.54)	2,603,767	2.16	4.83	19
8.54	16.65	3,687,336	1.52	4.70	12
2.53	0.06	3,576,356	1.98	4.89	15

(3.32)	(2.49)	2,440,285	3.70 (e)	4.55 (e)	7
19.50	33.80	2,617,135	3.88	4.03	16
1.62	(2.35)	2,316,713	3.87	4.14	26
(24.20)	(31.77)	2,025,136	2.20	4.78	61
11.45	19.05	2,414,104	1.61	4.60	15
0.58	(3.34)	2,267,965	2.04	4.95	21

(c)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.

• The expense ratios reflect, among other things, all interest expenses and other costs related to preferred shares (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

	Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
	NVG	NZF
4/30/25(d)	2.63%(e)	2.63%(e)
10/31/24	2.89	2.82
10/31/23	2.78	2.79
10/31/22	1.10	1.14
10/31/21	0.52	0.62
10/31/20	0.97	1.01

(d)	Unaudited.
(e)	Annualized.
(f)	Value rounded to zero.

See Notes to Financial Statements

Financial Highlights (continuted)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Shelf Offering Costs	Premium per Share Sold through Shelf Offering	Net Asset Value, End of Period	Share Price, End of Period
NMZ
4/30/25(d)	$11.19	$0.29	$(0.62)	$(0.33)	$(0.39)	$—	$—	$(0.39)	$—	$—	$10.47	$10.53
10/31/24	9.48	0.56	1.79	2.35	(0.57)	—	(0.07)	(0.64)	—(f)	—(f)	11.19	11.15
10/31/23	9.97	0.51	(0.44)	0.07	(0.55)	—	(0.01)	(0.56)	—	—(f)	9.48	8.37
10/31/22	14.53	0.70	(4.53)	(3.83)	(0.75)	—	—	(0.75)	—(f)	0.02	9.97	9.85
10/31/21	13.22	0.72	1.30	2.02	(0.77)	—	—	(0.77)	—(f)	0.06	14.53	14.71
10/31/20	14.04	0.70	(0.82)	(0.12)	(0.73)	—	—	(0.73)	—(f)	0.03	13.22	13.22
NMCO
4/30/25(d)	11.72	0.29	(0.62)	(0.33)	(0.41)	—	—	(0.41)	—	—	10.98	10.26
10/31/24	10.06	0.56	1.77	2.33	(0.54)	—	(0.13)	(0.67)	—(f)	—	11.72	11.10
10/31/23	11.15	0.46	(0.93)	(0.47)	(0.61)	—	(0.01)	(0.62)	—(f)	—(f)	10.06	8.67
10/31/22	15.47	0.78	(4.36)	(3.58)	(0.74)	—	—	(0.74)	—(f)	—(f)	11.15	10.39
10/31/21	12.81	0.82	2.58	3.40	(0.74)	—	—	(0.74)	—	—(f)	15.47	15.04
10/31/20	15.08	0.71	(2.25)	(1.54)	(0.73)	—	—	(0.73)	—	—	12.81	11.68

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets

Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses(c)	Net Investment Income (Loss)(c)	Portfolio Turnover Rate

(2.96)%	(2.13)%	$1,194,444	3.66%(e)	5.28%(e)	10%
24.79	41.44	1,248,725	3.81	5.01	25
0.13	(10.28)	1,048,149	3.75	4.74	27
(27.13)	(28.88)	1,092,984	2.05	5.61	30
15.80	17.32	1,404,752	1.43	5.13	6
(0.49)	(1.84)	1,097,418	1.68	5.19	10

(2.95)	(4.01)	601,746	4.62 (e)	5.03 (e)	12
23.33	36.29	642,345	4.74	4.76	38
(4.85)	(11.69)	551,282	4.78	3.96	34
(23.88)	(26.91)	610,501	2.74	5.69	30
26.91	35.55	824,271	2.18	5.52	12
(10.33)	(19.78)	682,510	2.41	5.24	70

(c)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.

• The expense ratios reflect, among other things, all interest expenses and other costs related to preferred shares (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

	Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
	NMZ	NMCO
4/30/25(d)	2.53%(e)	2.98%(e)
10/31/24	2.65	3.11
10/31/23	2.59	3.12
10/31/22	0.93	1.21
10/31/21	0.36	0.72
10/31/20	0.66	0.10

(d)	Unaudited.
(e)	Annualized.
(f)	Value rounded to zero.

See Notes to Financial Statements

Financial Highlights (continuted)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Shelf Offering Costs	Premium per Share Sold through Shelf Offering	Net Asset Value, End of Period	Share Price, End of Period
NDMO
4/30/25(d)	$11.09	$0.24	$(0.47)	$(0.23)	$(0.37)	$—	$—	$(0.37)	$—	$—	$10.49	$9.91
10/31/24	9.80	0.45	1.58	2.03	(0.43)	—	(0.31)	(0.74)	—(f)	—	11.09	10.72
10/31/23	10.34	0.43	(0.17)	0.26	(0.41)	—	(0.39)	(0.80)	—	—	9.80	9.12
10/31/22	15.60	0.51	(4.85)	(4.34)	(0.50)	—	(0.42)	(0.92)	—	—	10.34	9.43
10/31/21	14.92	0.49	1.10	1.59	(0.50)	(0.31)	(0.11)	(0.92)	—	0.01	15.60	15.64
10/31/20(g)	15.00	0.03	(0.03)	—	(0.08)	—	—	(0.08)	—	—	14.92	15.00

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets

Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses(c)	Net Investment Income (Loss)(c)	Portfolio Turnover Rate

(2.14)%	(4.18)%	$624,854	2.92%(e)	4.44%(e)	26%
20.99	26.01	660,631	2.99	4.08	81
1.96	4.45	583,504	2.76	3.97	79
(28.77)	(35.09)	615,154	2.07	3.78	61
10.77	10.47	913,547	1.55	3.02	63
(0.02)	0.51	846,790	0.89 (e)	1.06 (e)	4

(c)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.

• The expense ratios reflect, among other things, all interest expenses and other costs related to preferred shares (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
NDMO
4/30/25(d)	1.62%(e)
10/31/24	1.68
10/31/23	1.54
10/31/22	0.75
10/31/21	0.33
10/31/20	0.03

(d)	Unaudited.
(e)	Annualized.
(f)	Value rounded to zero.
(g)	For the period August 26, 2020 (commencement of operations) through October 31, 2020.

See Notes to Financial Statements

Financial Highlights (continued)

The following table sets forth information regarding each Fund’s outstanding senior securities as of the end of each of the Fund’s last five fiscal periods, as applicable.

	AMTP Shares		MFP Shares		VRDP Shares
	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $100,000 Share(b)	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $100,000 Share(b),(c)	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $100,000 Share(b)	Asset Coverage Per $1 Liquidation Preference(d)
NVG
4/30/25(e)	$—	$—	$517,400	$254,421	$1,236,600	$254,421	$2.54
10/31/24	—	—	517,400	265,814	1,236,600	265,814	2.66
10/31/23	—	—	517,400	243,503	1,236,600	243,503	2.44
10/31/22	—	—	610,900	240,935	1,236,600	240,935	2.41
10/31/21	112,000	291,153	405,400	291,153	1,411,600	291,153	2.91
10/31/20	112,000	285,399	405,400	285,399	1,411,600	285,399	2.85
NZF
4/30/25(e)	—	—	641,000	285,151	677,000	285,151	2.85
10/31/24	—	—	641,000	298,569	677,000	298,569	2.99
10/31/23	—	—	641,000	275,775	677,000	275,775	2.76
10/31/22	—	—	641,000	243,831	727,000	243,831	2.44
10/31/21	—	—	641,000	276,470	727,000	276,470	2.76
10/31/20	—	—	641,000	265,787	727,000	265,787	2.66

(a)	Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b)

Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.

(c)

NVG’s Series B and Series C MFP Shares have a $1,000 liquidation preference per share, while all other MFP Shares have a $100,000 liquidation preference per share. The asset coverage per $1,000 share for NVG’s Series B and Series C MFP Shares were as follows:

NVG	Asset Coverage Per $1,000 Share(f)
Series B
4/30/25(e)	$2,544
10/31/24	2,658
10/31/23	2,435
10/31/22	2,409
10/31/21	2,912
10/31/20	2,854

Series C
4/30/25(e)	$2,544
10/31/24	2,658
10/31/23	2,435
10/31/22	2,409
10/31/21	—
10/31/20	—

(d)	Includes all preferred shares presented for the Fund.
(e)	Unaudited.

(f)

Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable), plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.

Financial Highlights (continued)

The following table sets forth information regarding each Fund’s outstanding senior securities as of the end of each of the Fund’s last five fiscal periods, as applicable.

	Borrowings		AMTP Shares		MFP Shares
	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $1,000 Share(b)	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $100,000 Share(c)	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $100,000 Share(c)
NMZ
4/30/25(d)	$—	$—	$357,000	$434,578	$—	$—
10/31/24	—	—	357,000	449,783	—	—
10/31/23	—	—	357,000	393,599	—	—
10/31/22	—	—	357,000	406,158	—	—
10/31/21	—	—	257,000	646,596	—	—
10/31/20	—	—	87,000	1,361,400	—	—
NMCO
4/30/25(d)	—	—	—	—	404,000	248,947
10/31/24	—	—	—	—	415,000	254,782
10/31/23	—	—	—	—	430,000	228,205
10/31/22	—	—	—	—	450,000	237,489
10/31/21	—	—	—	—	450,000	283,171
10/31/20	—	—	—	—	450,000	251,669
NDMO
4/30/25(d)	—	—	—	—	240,000	360,356
10/31/24	—	—	—	—	240,000	375,263
10/31/23	—	—	—	—	240,000	343,127
10/31/22	—	—	—	—	240,000	356,314
10/31/21	191,900	5,761	—	—	—	—
10/31/20(e)	—	—	—	—	—	—

(a)	Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b)

Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable), plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.

(c)

Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.

(d)	Unaudited.
(e)	For the period August 26, 2020 (commencement of operations) through October 31, 2020.

Notes to Financial Statements

(Unaudited)

1.	General Information

Fund Information: The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

• Nuveen AMT-Free Municipal Credit Income Fund (NVG)

• Nuveen Municipal Credit Income Fund (NZF)

• Nuveen Municipal High Income Opportunity Fund (NMZ)

• Nuveen Municipal Credit Opportunities Fund (NMCO)

• Nuveen Dynamic Municipal Opportunities Fund (NDMO)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NVG, NZF, NMZ, NMCO and NDMO were organized as Massachusetts business trusts on July 12, 1999, March 21, 2001, October 8, 2003, April 18, 2019 and November 4, 2019, respectively.

Current Fiscal Period: The end of the reporting period for the Funds is April 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolio, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the Funds did not receive any custodian fee credits.

Distributions to Common Shareholders: Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The Funds’ distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares (stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.

Indemnifications: Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements (continued)

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NVG	Level 1	Level 2	Level 3		Total

Long-Term Investments:
Municipal Bonds	$–	$4,493,115,149	$13,042		$4,493,128,191
Variable Rate Senior Loan Interests	–	–	359,835		359,835
Short-Term Investments:
Municipal Bonds	–	76,395,000	–		76,395,000

Total	$–	$4,569,510,149	$372,877		$4,569,883,026

NZF	Level 1	Level 2	Level 3		Total

Long-Term Investments:
Municipal Bonds	$–	$4,019,761,206	$3,662		$4,019,764,868
Variable Rate Senior Loan Interests	–	–	243,974		243,974

Total	$–	$4,019,761,206	$247,636		$4,020,008,842

NMZ	Level 1	Level 2	Level 3		Total

Long-Term Investments:
Common Stocks	$–	$–	$–	*	$–
Exchange-Traded Funds	16,516,238	–	–		16,516,238
Municipal Bonds	–	1,926,231,109	3,948		1,926,235,057
Variable Rate Senior Loan Interests	–	–	60,422		60,422
Unfunded Commitments**	–	–	2,925,580		2,925,580

Total	$16,516,238	$1,926,231,109	$2,989,950		$1,945,737,297

NMCO	Level 1	Level 2	Level 3		Total

Long-Term Investments:
Municipal Bonds	$–	$989,215,280	$18,693		$989,233,973
Variable Rate Senior Loan Interests	–	–	32		32
Unfunded Commitments**	–	–	2,716,770		2,716,770

Total	$–	$989,215,280	$2,735,495		$991,950,775

NDMO	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Corporate Bonds	$–	$9,548,041	$434,598	$9,982,639
Municipal Bonds	–	904,697,383	140	904,697,523
Variable Rate Senior Loan Interests	–	–	13	13
Short-Term Investments:
Municipal Bonds	–	13,600,000	–	13,600,000
Unfunded Commitments**	–	–	560,000	560,000

Total	$–	$927,845,424	$994,751	$928,840,175

*	Value equals zero as of the end of the reporting period.
**	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described later in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.

4.	Portfolio Securities

Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

Notes to Financial Statements (continued)

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund	Floating Rate Obligations: Self- Deposited Inverse Floaters	Floating Rate Obligations: Externally-Deposited Inverse Floaters	Total

NVG	$181,785,000	$8,160,000	$189,945,000

NZF	363,825,000	11,080,000	374,905,000

NMZ	454,147,000	11,290,000	465,437,000

NMCO	32,990,000	—	32,990,000

NDMO	33,375,000	—	33,375,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:

Fund	Average Floating Rate Obligations Outstanding	Average Annual Interest Rate And Fees

NVG	$201,426,685	3.35%

NZF	374,121,904	3.55

NMZ	453,807,033	3.53

NMCO	35,154,438	3.51

NDMO	29,998,932	3.68

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the current fiscal period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund	Maximum Exposure to Recourse Trusts: Self-Deposited Inverse Floaters	Maximum Exposure to Recourse Trusts: Externally-Deposited Inverse Floaters	Total

NVG	$179,980,000	$—	$179,980,000

NZF	358,875,000	11,080,000	369,955,000

NMZ	454,147,000	11,290,000	465,437,000

NMCO	32,990,000	—	32,990,000

NDMO	33,375,000	—	33,375,000

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales and Maturities

NVG	$656,717,131	$754,151,276

NZF	285,255,890	305,096,458

NMZ	229,742,411	195,553,812

NMCO	125,801,746	141,520,087

NDMO	264,550,618	232,766,783

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Each Fund is entitled to purchase future Puerto Rico Electric Power Authority (“PREPA”) bonds, which has been reflected as an unfunded commitment as of April 30, 2025. Any unrealized appreciation (depreciation) for an unfunded commitment is separately presented on the Statements of Assets and Liabilities. An unfunded commitment is priced at its fair market value and any unrealized appreciation (depreciation) is separately presented on the Statement of Assets and Liabilities.

Fund	Asset Class	Principal Amount	Value	Unrealized Appreciation (Depreciation)

NMZ	Unfunded Commitments	$31,832,407	$2,925,580	$2,925,580

NMCO	Unfunded Commitments	29,758,494	2,716,770	2,716,770

NDMO	Unfunded Commitments	6,114,996	560,000	560,000

Puerto Rico Electric Power Authority Bonds: On March 28, 2025, the Financial Oversight and Management Board for Puerto Rico (the “FOMB”) filed the Fifth Amended Plan of Adjustment (the “Fifth Amended Plan”) that would reduce PREPA debt from approximately $10 billion to the equivalent of $2.6 billion of Base Consideration for creditors in cash or bonds, reflecting the projections and findings of a new PREPA fiscal plan that was certified by the FOMB on February 6, 2025.

Given the new PREPA fiscal plan along with proposed amendments outlined in the Fifth Amended Plan, greater uncertainty exists as to whether PREPA will issue new bonds (the “Bonds”) in accordance with the terms of the previously agreed upon Forward Delivery Bond Purchase Agreement (“Bond Purchase Agreement”) for which the Funds have participated as a member of the Ad Hoc Group of Consenting PREPA bondholders (the “Ad Hoc Group”). If PREPA terminates the Bond Purchase Agreement and instead participates in an alternative exit financing transaction, the Ad Hoc Group is entitled to a “break-up fee” equivalent to the difference between the principal amount of Bonds each member of the Ad Hoc Group committed to purchase and the estimated market value of the Bonds as of the termination date of the Bond Purchase Agreement and/or confirmation of the Fifth Amended Plan. Management is monitoring the impact of the Fifth Amended and ongoing developments on the valuation of the unfunded commitment and the existing PREPA bonds held by the Funds. Additionally, there is potential that certain income associated with this arrangement could be considered taxable to Fund shareholders based on the confirmation of the Fifth Amended Plan.

Sale of Vistra Vision interests: On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its interest in Vistra Vision, the Funds will receive proceeds from the sale over a series of payments from Vistra through December 31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities.

Notes to Financial Statements (continued)

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.	Fund Shares

Common Shares Equity Shelf Programs and Offering Costs: The following Funds have filed a registration statement with the Securities and Exchange Commission (“SEC”) authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during current and prior fiscal periods.

Under this Shelf Offering, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event the Fund’s Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.

Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the Funds’ current and prior fiscal period were as follows:

	NVG
	Six Months Ended 4/30/25	Year Ended 10/31/24
Maximum aggregate offering	Unlimited	Unlimited
Common shares sold	–	–
Offering proceeds, net of offering costs	$–	$–

	NMZ
	Six Months Ended 4/30/25	Year Ended 10/31/24
Maximum aggregate offering	Unlimited	Unlimited
Common shares sold	2,397,700	1,078,509
Offering proceeds, net of offering costs	$26,191,323	$12,444,070

	NMCO
	Six Months Ended 4/30/25	Year Ended 10/31/24
Maximum aggregate offering	$70,100,000	$70,100,000*
Common shares sold	–	–
Offering proceeds, net of offering costs	$–	$(8,194)

	NDMO
	Six Months Ended 4/30/25	Year Ended 10/31/24
Maximum aggregate offering	$363,900,000	$363,900,000**
Common shares sold	–	–
Offering proceeds, net of offering costs	$–	$(5,522)

* For the period October 3, 2024 through October 31, 2024. For the period November 1, 2023 through October 2, 2024 the maximum aggregate offering was 90,000,000.

** For the period August 26, 2024 through October 31, 2024. For the period November 1, 2023 through August 25, 2024 the maximum aggregate offering was 250,000,000.

Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Funds to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.

Common Share Transactions: Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:

	NMZ
	Six Months Ended 4/30/25	Year Ended 10/31/24
Common Shares:
Sold through shelf offering	2,397,700	1,078,509
Issued to shareholders due to reinvestment of distributions	63,025	13,799
Total	2,460,725	1,092,308
Weighted average common share:
Premium to NAV per shelf offering common share sold	1.25%	1.23%

Preferred Shares

Adjustable Rate MuniFund Term Preferred Shares: NMZ has issued and has outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, NMZ had $356,624,119 AMTP Shares at liquidation preference, net of deferred offering costs. Further details of the Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:

Fund	Series	Shares Outstanding	Liquidation Preference
NMZ	2028	870	$87,000,000

	2031	1,700	$170,000,000

	2032	1,000	$100,000,000

The Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.

AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate. Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.

In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:

Fund	Notice Period	Series	Term Redemption Date	Premium Expiration Date
NMZ	360-day	2028	March 1, 2028*	August 31, 2018

	360-day	2031	April 1, 2031*	April 17, 2023

	360-day	2032	June 1, 2032*	June 8, 2023

* Subject to early termination by either the Fund or the holder.

Notes to Financial Statements (continued)

The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:

Fund	Average Liquidation Preference of AMTP Shares Outstanding	Annualized Dividend Rate
NMZ	$ 357,000,000	4.22%

AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Fund’s Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, Net” on the Statement of Assets and Liabilities.

AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

MuniFund Preferred Shares: NVG, NZF, NMCO and NDMO have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 ($1,000 for NVG’s Series B and Series C) liquidation preference per share. These MFP Shares were issued via private placement and are not publicly available.

The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.

• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.

Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.

• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed “spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.

The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current reporting period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.

• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.

The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement Operations.

For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.

Costs incurred in connection with the Fund’s offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

As of the end of the reporting period, NVG, NZF, NMCO and NDMO had $515,987,220, $640,174,241, $403,352,306 and $239,677,823 of MFP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows:

Fund	Series	Shares Outstanding	Liquidation Preference	Term Redemption Date	Mode	Mode Termination Date

NVG	A	674	$67,400,000	January 3, 2028	VRM	N/A*

	B	2,000	$200,000,000	March 1, 2029	VRRM	March 1, 2029

	C	2,500	$250,000,000	December 1, 2031	VRRM	December 1, 2031

NZF	A	1,500	$150,000,000	May 1, 2047	VRM	April 29, 2026

	B	1,550	$155,000,000	February 3, 2048	VRM	February 3, 2048*

	C	3,360	$336,000,000	June 1, 2048	VRM	N/A

NMCO	A	1,000	$100,000,000	October 1, 2031	VRDM	N/A

	B	2,050	$205,000,000	October 1, 2031	VRM	N/A

	C	990	$99,000,000	October 1, 2031	VRM	May 17, 2028

NDMO	A	2,400	$240,000,000	September 1, 2032	VRM	September 1, 2032

* Subject to earlier termination by either the Fund or the holder.

The average liquidation preference of MFP Shares outstanding and annualized dividend rate for the Funds during the current fiscal period were as follows:

Fund	Average Liquidation Preference of MFP Shares Outstanding	Annualized Dividend Rate
NVG	$ 517,400,000	3.55%

NZF	641,000,000	3.99

NMCO	414,453,039	3.99

NDMO	240,000,000	3.94

Variable Rate Demand Preferred Shares: The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, NVG and NZF had $1,234,140,481 and $673,862,828 VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the reporting period, were as follows:

Notes to Financial Statements (continued)

Fund	Series	Shares Outstanding	Remarketing Fees*	Liquidation Preference	Special Rate Period Expiration	Maturity
NVG	1	1,790	0.10%	$179,000,000	N/A	December 1, 2043
	2	2,954	0.10%	$295,400,000	N/A	December 1, 2040
	4	1,800	0.10%	$180,000,000	N/A	June 1, 2046
	5	2,955	0.10%	$295,500,000	N/A	December 1, 2040
	6	2,867	0.10%	$286,700,000	N/A	December 1, 2040
NZF	1	2,688	N/A**	$268,800,000	March 1, 2040***	March 1, 2040
	2	2,622	N/A**	$262,200,000	March 1, 2040***	March 1, 2040
	3	1,460	0.05%	$146,000,000	N/A	June 1, 2040

*	Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
**	Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.
***	Subject to earlier termination by either the Fund or the holder.

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

NZF’s Series 1 and Series 2 VRDP Shares are considered to be Special Rate VRDP, which are sold to institutional investors. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarketing fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional VRDP Shares with dividends set at weekly remarketings, and be supported by designated liquidity provider, or the Board may approve a subsequent special rate period. The fair value of Special Rate VRDP Shares is expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current reporting period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.

The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

Fund	Average Liquidation Preference of VRDP Shares Outstanding	Annualized Dividend Rate
NVG	$ 1,236,600,000	3.07%

NZF	677,000,000	4.00

For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund may also pay a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.

Preferred Share Transactions: Transactions in preferred shares during the Funds’ current and prior fiscal period, where applicable, are noted in the following tables.

Transactions in MFP Shares for the Funds, where applicable, were as follows:

	Six Months Ended April 30, 2025
NMCO	Series	Shares	Amount
MFP Shares redeemed	C	(110)	(11,000,000)

	Year Ended October 31, 2024
NMCO	Series	Shares	Amount
MFP Shares redeemed	C	(350)	(35,000,000)

7. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NVG, the AMT applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

NVG	$4,569,170,212	$93,159,957	$(274,231,602)	$(181,071,645)

NZF	3,654,663,475	100,962,701	(99,442,275)	1,520,426

NMZ	1,609,001,957	31,463,885	(151,801,125)	(120,337,240)

NMCO	1,051,199,659	19,118,471	(114,074,125)	(94,955,654)

NDMO	937,152,729	11,652,041	(53,899,595)	(42,247,554)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income[1]	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total

NVG	$—	$86,944	$—	$(10,478,967)	$(105,834,118)	$—	$(16,868,267)	$(133,094,408)

NZF	—	229,058	—	189,702,846	(292,437,405)	—	(15,401,460)	(117,906,961)

NMZ	—	256,873	—	(33,751,280)	(169,395,522)	—	(7,297,504)	(210,187,433)

NMCO	—	411,394	—	(34,645,847)	(130,850,406)	—	(3,777,675)	(168,862,534)

NDMO	—	681,310	—	(15,875,256)	(142,506,180)	—	(3,715,763)	(161,415,889)

[1]	Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared on October 1, 2024 and paid on November 1, 2024.

Notes to Financial Statements (continued)

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

NVG[1]	$1,531,766	$104,302,352	$105,834,118

NZF[1]	172,160,901	120,276,504	292,437,405

NMZ	43,533,176	125,862,346	169,395,522

NMCO	84,341,090	46,509,316	130,850,406

NDMO	56,405,135	86,101,045	142,506,180

[1]	A portion of NVG’s and NZF’s capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.

8.	Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Managed Assets*	NVG NZF Fund-Level Fee Rate	NMZ Fund-Level Fee Rate	NMCO Fund-Level Fee Rate	NDMO Fund-Level Fee Rate
For the first $125 million	0.5000%	0.5500%	0.7500%	0.7000%
For the next $125 million	0.4875	0.5375	0.7375	0.6875
For the next $250 million	0.4750	0.5250	0.7250	0.6750
For the next $500 million	0.4625	0.5125	0.7125	0.6625
For the next $1 billion	0.4500	0.5000	0.7000	0.6500
For the next $3 billion	0.4250	0.4750	0.6750	0.6250
For managed assets over $5 billion	0.4125	0.4625	0.6625	0.6125

The annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of the end of the reporting period, the annual complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee

NVG	0.1585%

NZF	0.1585%

NMZ	0.1585%

NMCO	0.1585%

NDMO	0.1585%

Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:

Fund	Purchases	Sales	Realized Gain (Loss)

NVG	$–	$–	$–

NZF	–	–	–

NMZ	16,260,834	–	–

NMCO	4,611,744	3,677,400	(459,297)

NDMO	–	–	–

Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:

Issue	Value at 10/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at 4/30/25	Value at 4/30/25	Dividend Income
NMZ
Exchange-Traded Funds
Nuveen High Yield Municipal
Bond ETF	$–	$16,995,750	$–	$–	$(479,512)	675,000	$16,516,238	$46,020
Total	$–	$16,995,750	$–	$–	$(479,512)	675,000	$16,516,238	$46,020

9.	Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other then those disclosed in the Notes to Financial Statements, when applicable.

From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.

10.	Borrowing Arrangements

Committed Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to

Notes to Financial Statements (continued)

draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the following Funds utilized this facility. Each Fund’s maximum outstanding balance during the utilization period was as follows:

Fund	Maximum Outstanding Balance

NVG	$17,000,000

NZF	24,200,000

NMZ	8,688,500

NMCO	4,286,001

NDMO	1,945,877

During the Funds’ utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on Borrowings were as follows:

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate

NVG	15	$9,720,902	5.53%

NZF	5	17,160,000	5.53

NMZ	2	8,688,500	5.53

NMCO	1	4,286,001	5.53

NDMO	2	1,945,877	5.53

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

11.	Inter-Fund Borrowing and Lending

Inter-Fund Borrowing and Lending: The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Shareholder Meeting Report

(Unaudited)

The annual meeting of shareholders for NMCO was held on April 17, 2025; at this meeting the shareholders were asked to elect Board Members.

	NMCO
	Common and Preferred shares voting together as a class	Preferred Shares voting together as a class
Approval of the Board Members was reached as follows:
Michael A. Forrester
For	45,975,179	–
Withhold	935,424	–
Total	46,910,603	–
Thomas J. Kenny
For	46,001,231	–
Withhold	909,372	–
Total	46,910,603	–
Robert L. Young
For	46,000,157	–
Withhold	910,446	–
Total	46,910,603	–
Albin F. Moschner
For	–	4,150
Withhold	–	–
Total	–	4,150
Margaret L. Wolff
For	–	4,150
Withhold	–	–
Total	–	4,150

Additional Fund Information

(Unaudited)

Board of Trustees
Joseph A. Boateng	Michael A. Forrester	Thomas J. Kenny	Amy B.R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Loren M. Starr	Matthew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	LLP	PricewaterhouseCoopers	Computershare Trust Company,
Chicago, IL 60606	One Congress Street	Chicago, IL 60606	LLP	N.A.
	Suite 1		One North Wacker Drive	150 Royall Street
	Boston, MA 02114-2016		Chicago, IL 60606	Canton, MA 02021
(800) 257-8787

Portfolio of Investments Information Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NVG	NZF	NMZ	NMCO	NDMO
Common shares repurchased	0	0	0	0	0

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(Unaudited)

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.

Inverse Floating Rate Securities: Inverse floating rate securities are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Pre-Refunded Bond/Pre-Refunding: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

Tax Obligation/General Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.

Tax Obligation/Limited Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.

Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Statement Regarding Basis for Approval of Investment Advisory Contract

(Unaudited)

Nuveen AMT-Free Municipal Credit Income Fund

Nuveen Municipal Credit Income Fund

Nuveen Municipal High Income Opportunity Fund

Nuveen Municipal Credit Opportunities Fund

Nuveen Dynamic Municipal Opportunities Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Boards of Directors or Trustees (as the case may be) of the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”), including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and all such funds, collectively, the “Nuveen funds”) approved the renewal of the investment management agreements (each, an “Investment Management Agreement”) with NFAL and TAL, respectively. TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Boards of Trustees of the Funds also approved the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). The Sub-Adviser is also an affiliate of the Adviser.

The Boards of Directors or Trustees of the Nuveen funds are each a “Board” or collectively the “Board” (as the context may dictate) and the directors or trustees (as the case may be) are each a “Board Member.” The Board Members of each Board are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, each Board is deemed to be comprised of all disinterested Board Members. References to a Board and the Board Members are interchangeable.

In accordance with applicable law, following up to an initial two-year period, the Board of each Fund considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively the “Fund Advisers” and each a “Fund Adviser.” Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Advisory Agreements with respect to each Nuveen fund covered by this report (each, a “Fund” and, collectively, the “Funds”).

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective Board of the Nuveen funds and its committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices; the derivatives risk management program; management of distributions; valuation of securities; payments to financial intermediaries; securities lending (as applicable); and closed-end fund market activity, capital management initiatives, institutional ownership, management of leverage financing, the secondary market trading of the closed-end funds and any actions taken to address market discounts to net asset value. The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Fund Advisers, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the Nuveen funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the Nuveen funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality of services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

Statement Regarding Basis for Approval of Investment Advisory Contract

(continued)

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Such services also include managing leverage; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that management actively monitors any discount from net asset value per share at which a fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds (subject to certain exceptions) as low, medium or high.

The Board also considered that secondary market trading of shares of the closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-End Fund Committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the closed-end funds have traded as of specified dates at their quarterly meetings with an annual review of the closed-end fund market for the 2024 calendar year at its February Meeting. In its review, the Board considered, among other things, market conditions for closed-end funds, changes to investment mandates and guidelines, distribution policies, and leverage management; additional share offerings, share repurchases (if any) and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered, among other things, the impact of leverage on a closed-end fund’s common share earnings and total return.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen AMT-Free Municipal Credit Income Fund (the “AMT-Free Municipal Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods and third quartile for the three-year period ended December 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Municipal Credit Income Fund (the “Municipal Credit Income Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period, third quartile for the three-year period and first quartile for the five-year period ended December 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Municipal High Income Opportunity Fund (the “Municipal High Income Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods and second quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Municipal Credit Opportunities Fund (the “Municipal Credit Opportunities Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-year period and third quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Dynamic Municipal Opportunities Fund (the “Dynamic Municipal Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2024, the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

Statement Regarding Basis for Approval of Investment Advisory Contract

(continued)

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules for the respective Fund. In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”). In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes) meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe. The Board further considered that differences between the applicable Fund and its Expense Universe, as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

In addition, although the Board reviewed net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs), as applicable, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund and therefore generally considered each closed-end fund’s net total expense ratio and fees excluding investment-related costs and taxes. The Board also considered that the use of leverage may create a conflict of interest for the respective Adviser and Sub-Adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based but also considered the impact of leverage on the fund’s return. The Board Members considered, however, that the Adviser and Sub-Adviser would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when the respective Fund Adviser has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

Although the AMT-Free Municipal Fund’s actual management fee rate and net total expense ratio were above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (approximately 5 basis points) the Expense Universe median.

•

Although the Municipal Credit Income Fund’s actual management fee rate and net total expense ratio were above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (approximately 5 basis points) the Expense Universe median.

•

Although the Municipal High Income Fund’s contractual management fee rate and actual management fee rate were each above the Expense Universe median, the Fund’s net total expense ratio matched the Expense Universe median.

•

The Municipal Credit Opportunities Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were above the Expense Universe median. The Board, however, considered, among other things, that the Fund was launched, in part, due to its differentiation from other municipal products, the Fund’s fees were initially proposed in consideration of the Fund’s unique mandates, the relative expense data reflected the differences in the Fund’s investment strategy compared to the peer set, and the Fund’s management fees on common assets and total expenses continued to be lower than initial estimates prior to the Fund’s launch.

•

The Dynamic Municipal Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each above the Expense Universe median. The Board, however, considered, among other things, that the Fund was launched, in part, due to its differentiation from other municipal products, the Fund’s fees were initially proposed in consideration of the Fund’s unique mandates, the relative expense data reflected the differences in the Fund’s investment strategy compared to the peer set, and the Fund’s management fees on common assets and total expenses continued to be lower than initial estimates prior to the Fund’s launch.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, the Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the Sub-Adviser) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser of certain other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both tbe Adviser and TAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with the Sub-Adviser) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

Statement Regarding Basis for Approval of Investment Advisory Contract

(continued)

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

Although closed-end funds may make additional share offerings from time to time, the Board considered that closed-end funds have a more limited ability to increase their assets to attain additional economies of scale because the growth of their assets will occur primarily from the appreciation of their investment portfolios.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser (except as noted) may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered with respect to the Nuveen funds advised by the Adviser, reimbursements of such costs by the Adviser and/or the Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the Nuveen funds to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Nuveen:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com	ESA-C-0425P 4476550

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen AMT-Free Municipal Credit Income Fund

Date: July 7, 2025	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 7, 2025	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer (principal executive officer)

Date: July 7, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)